OMB APPROVAL

OMB Number: 3235-0578

Expires: May 31, 2007

Estimated average burden hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         August 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING 130/30 Fundamental Research Fund
ING Balanced Fund
ING Growth Fund
ING Growth and Income Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 118.7%
		Aerospace/Defense: 2.7%
4,100		United Technologies Corp.	$257,111
			257,111
		Agriculture: 3.5%
4,000		Altria Group, Inc.	334,120
			334,120
		Apparel: 1.3%
4,100	@	Coach, Inc.	123,779
			123,779
		Banks: 7.6%
6,700		Bank of America Corp.	344,849
4,200		Bank of New York Co., Inc.	141,750
7,200		Wells Fargo & Co.	250,200
			736,799
		Beverages: 1.0%
1,500		PepsiCo, Inc.	97,920
			97,920
		Biotechnology: 3.8%
3,300	@	Amgen, Inc.	224,169
2,200	@	Genzyme Corp.	145,706
			369,875
		Building Materials: 0.8%
6,000	@	Goodman Global, Inc.	75,540
			75,540
		Chemicals: 1.7%
1,500		Air Products & Chemicals, Inc.	99,435
3,500		Celanese Corp.	64,715
			164,150
		Computers: 3.8%
13,600	@	EMC Corp.	158,440
9,400	@	Seagate Technology, Inc.	209,150
			367,590
		Cosmetics/Personal Care: 2.9%
4,500		Procter & Gamble Co.	278,550
			278,550
		Distribution/Wholesale: 1.2%
1,900	@	Wesco International, Inc.	111,150
			111,150
		Diversified Financial Services: 10.0%
2,200		Capital One Financial Corp.	160,820
5,900		Citigroup, Inc.	291,165
3,600		Countrywide Financial Corp.	121,680
1,100		Franklin Resources, Inc.	108,251
2,000		Merrill Lynch & Co., Inc.	147,060
2,000		Morgan Stanley	131,580
			960,556

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 118.7% (continued)
		Electric: 1.7%
5,600	@	Mirant Corp.	$162,232
			162,232
		Electronics: 5.8%
15,300	@, @@	Flextronics International Ltd.	180,540
6,100		Jabil Circuit, Inc.	163,663
9,100		Symbol Technologies, Inc.	109,291
2,300	@	Thomas & Betts Corp.	103,868
			557,362
		Energy - Alternate Sources: 0.8%
4,700	@	KFX, Inc.	75,294
			75,294
		Engineering & Construction: 1.7%
12,400	@@	ABB Ltd. ADR	165,416
			165,416
		Food: 1.4%
2,500		Hershey Co.	134,900
			134,900
		Healthcare - Products: 4.4%
2,400		Baxter International, Inc.	106,512
3,800		Johnson & Johnson	245,708
2,100	@	St. Jude Medical, Inc.	76,461
			428,681
		Healthcare - Services: 0.8%
2,100		Aetna, Inc.	78,267
			78,267
		Home Builders: 2.0%
4,300		Lennar Corp.	192,812
			192,812
		Insurance: 4.8%
2,200	@@	ACE Ltd.	118,492
3,300	@@	Axis Capital Holdings Ltd.	107,019
2,700		Metlife, Inc.	148,581
2,100		St. Paul Travelers Cos., Inc.	92,190
			466,282
		Internet: 1.4%
4,800	@	Yahoo!, Inc.	138,336
			138,336
		Investment Companies: 1.9%
8,100	@	KKR Private Equity Investors LP	182,979
			182,979
		Iron/Steel: 1.3%
2,100		Allegheny Technologies, Inc.	120,435
			120,435
		Miscellaneous Manufacturing: 4.8%
1,800	@	Cooper Industries Ltd.	147,384
5,100		General Electric Co.	173,706
3,100		Roper Industries, Inc.	143,778
			464,868

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 118.7% (continued)
		Oil & Gas: 10.4%
2,400		Chevron Corp.	$154,560
5,600		ExxonMobil Corp.	378,952
3,500	@	Newfield Exploration Co.	151,340
2,800	@	Plains Exploration & Production Co.	123,228
2,500		Rowan Cos., Inc.	85,500
2,300		XTO Energy, Inc.	105,271
			998,851
		Oil & Gas Services: 2.8%
3,100		Schlumberger Ltd.	190,030
1,800	@	Weatherford International Ltd.	77,400
			267,430
		Pharmaceuticals: 7.4%
3,900		Abbott Laboratories	189,930
2,300	@	Medco Health Solutions, Inc.	145,751
11,400		Pfizer, Inc.	314,184
1,800	@@	Teva Pharmaceutical Industries Ltd. ADR	62,568
			712,433
		Retail: 10.8%
1,500		Abercrombie & Fitch Co.	96,795
5,600		CVS Corp.	187,880
8,100		Staples, Inc.	182,736
5,100		Target Corp.	246,789
8,700	@	Urban Outfitters, Inc.	136,503
4,200		Wal-Mart Stores, Inc.	187,824
			1,038,527
		Semiconductors: 4.9%
7,700		Intel Corp.	150,458
5,000		Maxim Integrated Products	145,500
19,095	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	177,774
			473,732
		Telecommunications: 9.3%
9,600		AT&T, Inc.	298,848
5,200	@	Cisco Systems, Inc.	114,348
6,200		Motorola, Inc.	144,956
2,700		Qualcomm, Inc.	101,709
6,800		Verizon Communications, Inc.	239,224
			899,085
		Total Common Stock
		(Cost $11,392,103)	11,435,062

Principal
Amount			Value

SHORT-TERM INVESTMENT: 7.6%
		Repurchase Agreement: 7.6%
$734,000

Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $734,107 to be received upon repurchase (Collateralized by $765,000 Federal National Mortgage Association, 4.375%, Market Value plus accrued interest $748,877, due 03/15/13)

			$734,000

		Total Short-Term Investment
		(Cost $734,000)	734,000

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

SHORT-TERM INVESTMENT: 7.6% (continued)
	Total Investments in Securities
	(Cost $12,126,103)*	126.3%	$12,169,062
	Other Assets and Liabilities - Net	(26.3)	(2,535,148)
	Net Assets	100.0%	$9,633,914

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $12,168,987.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$432,113
	Gross Unrealized Depreciation	(432,038)
	Net Unrealized Appreciation	$75

Information concerning open futures contracts at August 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 E-Mini Future	5	$326,400	09/15/2006	$588
		$326,400		$588

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 54.7%
		Advertising: 0.3%
1,230	@	inVentiv Health, Inc.	$38,290
5,700		Omnicom Group	498,294
			536,584
		Aerospace/Defense: 1.9%
223	@, L	Armor Holdings, Inc.	11,790
14,125		Boeing Co.	1,057,963
10,000		General Dynamics Corp.	675,500
8,500		Lockheed Martin Corp.	702,100
12,695		Raytheon Co.	599,331
1,175	@	Teledyne Technologies, Inc.	45,050
7,500		United Technologies Corp.	470,325
			3,562,059
		Agriculture: 1.1%
14,710		Altria Group, Inc.	1,228,726
16,300		Archer-Daniels-Midland Co.	671,071
4,000		Monsanto Co.	189,760
1,209	@	North Atlantic Trading Co.	1
			2,089,558
		Airlines: 0.3%
2,047		Skywest, Inc.	49,476
26,200		Southwest Airlines Co.	453,784
			503,260
		Apparel: 0.5%
14,300	@	Coach, Inc.	431,717
600	@, L	Deckers Outdoor Corp.	24,606
1,290	@, L	Gymboree Corp.	43,280
4,200		Jones Apparel Group, Inc.	131,460
856		K-Swiss, Inc.	23,549
1,180	L	Kellwood Co.	32,344
1,410		Phillips-Van Heusen	54,482
1,760		Polo Ralph Lauren Corp.	103,822
1,270	@, L	Quiksilver, Inc.	17,780
2,400	@	Timberland Co.	68,184
1,900	L	Wolverine World Wide, Inc.	47,937
			979,161
		Auto Manufacturers: 0.0%
1,282		Wabash National Corp.	17,679
			17,679
		Auto Parts & Equipment: 0.0%
1,960		ArvinMeritor, Inc.	29,106
			29,106
		Banks: 2.9%
33,090		Bank of America Corp.	1,703,142
1,610		Chittenden Corp.	46,449
4,400		Colonial BancGroup, Inc.	107,756
6,000		Comerica, Inc.	343,500
681		East-West Bancorp., Inc.	27,581
500		First Midwest Bancorp., Inc.	18,675
244		Fremont General Corp.	3,484
970		Irwin Financial Corp.	18,469
341		Mercantile Bankshares Corp.	12,593
15,400	L	National City Corp.	532,532
780		Republic Bancorp., Inc.	10,085
847		South Financial Group, Inc.	22,894
3,600		TCF Financial Corp.	93,852
556		UCBH Holdings, Inc.	10,086
31,095		US Bancorp.	997,217
11,925		Wachovia Corp.	651,463

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 54.7% (continued)
23,900		Wells Fargo & Co.	$830,525
1,780		Whitney Holding Corp.	62,603
			5,492,906
		Beverages: 1.6%
15,700		Anheuser-Busch Cos., Inc.	775,266
15,075		Coca-Cola Co.	675,511
610	@, L	Hansen Natural Corp.	16,787
5,000		Pepsi Bottling Group, Inc.	175,050
22,790		PepsiCo, Inc.	1,487,731
			3,130,345
		Biotechnology: 0.4%
8,795	@	Amgen, Inc.	597,444
1,600	@, L	Invitrogen Corp.	97,360
5,082	@	Millennium Pharmaceuticals, Inc.	55,191
			749,995
		Building Materials: 0.0%
500		Martin Marietta Materials, Inc.	41,180
			41,180
		Chemicals: 0.8%
1,279		Airgas, Inc.	45,814
6,900		EI DuPont de Nemours & Co.	275,793
1,600		HB Fuller Co.	30,768
4,200	@	Hercules, Inc.	65,520
749		Lubrizol Corp.	32,574
3,804	L	Lyondell Chemical Co.	98,828
3,700		Olin Corp.	55,611
770	@	OM Group, Inc.	30,800
1,580	@	Omnova Solutions, Inc.	8,880
2,980	@	PolyOne Corp.	25,837
6,300		PPG Industries, Inc.	399,168
5,400		Rohm & Haas Co.	238,140
4,000		Sherwin-Williams Co.	206,560
			1,514,293
		Coal: 0.1%
2,980		Peabody Energy Corp.	131,329
			131,329
		Commercial Services: 0.6%
38		Administaff, Inc.	1,313
3,431	@	Career Education Corp.	65,704
445	@	Consolidated Graphics, Inc.	27,670
2,587	@, L	Corinthian Colleges, Inc.	31,354
230		CPI Corp.	9,069
4,800		Equifax, Inc.	152,592
770	@	Heidrick & Struggles International, Inc.	27,381
700	@, L	Kendle International, Inc.	18,494
2,300	@	Korn/Ferry International	46,966
2,125	@, L	Labor Ready, Inc.	36,401
690	@	Live Nation, Inc.	14,476
2,200		Manpower, Inc.	130,042
9,900		McKesson Corp.	502,920
4,700	@	MPS Group, Inc.	66,082
247	@	NCO Group, Inc.	6,471
1,180	@	Rewards Network, Inc.	5,133
2,480	@	Spherion Corp.	18,526
1,196	@, L	United Rentals, Inc.	25,905
540	@, L	Vertrue, Inc.	22,891
370	@, L	Volt Information Sciences, Inc.	15,777
321		Watson Wyatt Worldwide, Inc.	12,731
			1,237,898
		Computers: 2.3%
345	@	CACI International, Inc.	18,306
2,977	@	Cadence Design Systems, Inc.	48,912
1,150	@	Carreker Corp.	7,533
4,200	@	Ceridian Corp.	100,254

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 54.7% (continued)
16,125	@	Dell, Inc.	$363,619
600	@	DST Systems, Inc.	35,418
1,130		Factset Research Systems, Inc.	49,833
40,650		Hewlett-Packard Co.	1,486,164
20,610		International Business Machines Corp.	1,668,792
1,070	@, L	Komag, Inc.	38,477
4,000	@	Lexmark International, Inc.	224,280
1,340	@	Manhattan Associates, Inc.	31,101
1,281	L	Micros Systems, Inc.	61,309
4,200	@, L	Palm, Inc.	61,152
1,150	@, L	Radisys Corp.	27,221
1,900		Reynolds & Reynolds Co.	72,884
772	@	SYKES Enterprises, Inc.	15,525
621	@, L	Synaptics, Inc.	15,705
12,700	@	Unisys Corp.	67,945
2,290	@, L	Western Digital Corp.	41,907
			4,436,337
		Cosmetics/Personal Care: 1.2%
37,627		Procter & Gamble Co.	2,329,111
			2,329,111
		Distribution/Wholesale: 0.1%
2,802	@	Ingram Micro, Inc.	50,436
585	L	Pool Corp.	22,271
2,200	@	Tech Data Corp.	76,758
953		United Stationers, Inc.	43,676
			193,141
		Diversified Financial Services: 4.2%
1,179		AG Edwards, Inc.	62,275
9,275		American Express Co.	487,309
4,200	@	AmeriCredit Corp.	98,658
3,800		Bear Stearns Cos., Inc.	495,330
36,005		Citigroup, Inc.	1,776,847
7,300		Fannie Mae	384,345
7,150		Goldman Sachs Group, Inc.	1,062,848
1,445		IndyMac Bancorp., Inc.	56,500
490	@	Investment Technology Group, Inc.	22,643
24,700		JPMorgan Chase & Co.	1,127,802
3,410	@, L	LaBranche & Co., Inc.	28,303
11,900		Lehman Brothers Holdings, Inc.	759,339
6,855		Merrill Lynch & Co., Inc.	504,048
17,340		Morgan Stanley	1,140,799
3,200		Raymond James Financial, Inc.	88,704
			8,095,750
		Electric: 1.7%
31,600	@	AES Corp.	671,184
3,500		Dominion Resources, Inc.	279,615
11,900		Duke Energy Corp.	357,000
6,400	L	Exelon Corp.	390,272
2,900		Idacorp, Inc.	111,418
4,400		OGE Energy Corp.	163,856
3,100		Pepco Holdings, Inc.	78,709
1,880		SCANA Corp.	77,738
14,800		TXU Corp.	979,908
1,900		Wisconsin Energy Corp.	81,700
			3,191,400
		Electrical Components & Equipment: 0.1%
1,400		Belden Cdt, Inc.	50,036
700	@	Energizer Holdings, Inc.	46,802
479	@	Littelfuse, Inc.	17,297
			114,135
		Electronics: 0.5%
15,300	@	Agilent Technologies, Inc.	492,048
900		Amphenol Corp.	51,723
520	L	Brady Corp.	19,864
1,165	@, L	Coherent, Inc.	42,243

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 54.7% (continued)
420	@, L	Cymer, Inc.	$17,283
765	@, L	Flir Systems, Inc.	21,191
270	@, L	Itron, Inc.	15,115
1,100		Park Electrochemical Corp.	28,710
800	@, L	Planar Systems, Inc.	7,864
2,300	@, L	Plexus Corp.	45,586
1,900	@	Thomas & Betts Corp.	85,804
585	@	Trimble Navigation Ltd.	28,647
3,800	@	Waters Corp.	162,070
			1,018,148
		Engineering & Construction: 0.1%
970	@, L	EMCOR Group, Inc.	53,777
1,400		Granite Construction, Inc.	75,110
600	@	Jacobs Engineering Group, Inc.	52,254
380	@	URS Corp.	15,409
			196,550
		Environmental Control: 0.0%
240	@	Aleris International, Inc.	12,305
91		Republic Services, Inc.	3,529
108	@	Waste Connections, Inc.	3,971
			19,805
		Food: 0.5%
6,800		Campbell Soup Co.	255,476
1,861		Corn Products International, Inc.	64,205
165		Flowers Foods, Inc.	4,480
10,325		General Mills, Inc.	559,925
2,775		Hormel Foods Corp.	101,704
920	@, L	Ralcorp Holdings, Inc.	45,512
			1,031,302
		Forest Products & Paper: 0.2%
351		Longview Fibre Co.	7,315
4,500		Louisiana-Pacific Corp.	88,020
1,160		Rock-Tenn Co.	22,411
4,100		Temple-Inland, Inc.	182,532
			300,278
		Gas: 0.1%
430		Cascade Natural Gas Corp.	11,030
2,740		Energen Corp.	119,574
3,930		UGI Corp.	97,464
			228,068
		Hand/Machine Tools: 0.1%
391	L	Regal-Beloit Corp.	16,876
2,200		Snap-On, Inc.	96,140
			113,016
		Healthcare - Products: 1.2%
1,900		Beckman Coulter, Inc.	104,063
676	@	Biosite, Inc.	29,744
3,800	@, L	Cytyc Corp.	90,782
4,054		Dentsply International, Inc.	132,079
1,900	@	Edwards Lifesciences Corp.	88,711
1,339	@	Gen-Probe, Inc.	65,089
556	@, L	Hologic, Inc.	24,008
328	@, L	Idexx Laboratories, Inc.	30,179
2,310	@	Immucor, Inc.	47,979
21,015		Johnson & Johnson	1,358,830
1,130	L	Mentor Corp.	54,850
1,000	@	Osteotech, Inc.	3,760
840	@, L	Resmed, Inc.	34,171
762	@	Respironics, Inc.	28,125
2,900		Steris Corp.	68,962
1,500	@	Techne Corp.	76,350
1,390	@	Varian Medical Systems, Inc.	74,087
			2,311,769

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 54.7% (continued)
		Healthcare - Services: 1.9%
15,400		Aetna, Inc.	$573,958
1,620	@	AMERIGROUP Corp.	51,095
5,800	@	Coventry Health Care, Inc.	314,592
3,020	@	Health Net, Inc.	126,266
1,040	@, L	Healthways, Inc.	53,685
6,125	@	Humana, Inc.	373,196
1,923	@, L	Odyssey HealthCare, Inc.	30,845
540	@, L	Pediatrix Medical Group, Inc.	24,732
1,410	@, L	Sierra Health Services, Inc.	60,489
21,950		UnitedHealth Group, Inc.	1,140,303
11,800	@	WellPoint, Inc.	913,438
			3,662,599
		Holding Companies - Diversified: 0.1%
4,500		Leucadia National Corp.	115,785
			115,785
		Home Builders: 0.1%
135	@, L	NVR, Inc.	69,343
639		Winnebago Industries	18,659
			88,002
		Home Furnishings: 0.1%
978		Ethan Allen Interiors, Inc.	33,008
2,400		Harman International Industries, Inc.	194,688
			227,696
		Household Products/Wares: 0.0%
2,700		American Greetings Corp.	66,204
396	L	John H. Harland Co.	14,795
			80,999
		Housewares: 0.0%
1,320		Toro Co.	52,813
			52,813
		Insurance: 3.8%
13,900		Allstate Corp.	805,366
1,795	L	American Financial Group, Inc.	83,862
18,500		American International Group, Inc.	1,180,670
430		AmerUs Group Co.	29,154
12,000		Chubb Corp.	601,920
378	@@	Everest Re Group Ltd.	35,524
1,791		Fidelity National Financial, Inc.	72,052
980		First American Corp.	39,808
1,900		Hanover Insurance Group, Inc.	84,550
3,300		HCC Insurance Holdings, Inc.	107,217
900		Infinity Property & Casualty Corp.	34,155
665		Landamerica Financial Group, Inc.	42,055
9,170		Lincoln National Corp.	556,619
13,600		Loews Corp.	523,328
1,400		Mercury General Corp.	70,378
15,800	L	Metlife, Inc.	869,474
2,438		Old Republic International Corp.	50,954
1,615	@	Philadelphia Consolidated Holding Co.	58,398
2,600	L	PMI Group, Inc.	112,424
327		Presidential Life Corp.	7,707
9,300		Principal Financial Group	495,132
378	@	ProAssurance Corp.	19,013
10,914	L	Prudential Financial, Inc.	801,197
2,150		Radian Group, Inc.	128,742
4,385		Safeco Corp.	253,058
670		Safety Insurance Group, Inc.	34,451
900		Selective Insurance Group	46,818
4,115		WR Berkley Corp.	144,025
515		Zenith National Insurance Corp.	19,467
			7,307,518

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 54.7% (continued)
		Internet: 0.4%
1,500	@	Google, Inc.	$567,795
1,400	@	Infospace, Inc.	31,122
400	@	Internet Security Systems	11,064
533	@, L	j2 Global Communications, Inc.	13,394
4,710	@	McAfee, Inc.	107,200
800	@	RSA Security, Inc.	22,280
3,000		United Online, Inc.	34,410
838	@, L	Websense, Inc.	17,321
			804,586
		Iron/Steel: 0.6%
170		Carpenter Technology Corp.	16,293
520	@	Chaparral Steel Co.	37,138
980	L	Cleveland-Cliffs, Inc.	35,741
10,200		Nucor Corp.	498,474
2,400		Reliance Steel & Aluminum Co.	78,648
990		Ryerson, Inc.	20,968
1,600		Steel Dynamics, Inc.	84,464
420		Steel Technologies, Inc.	9,341
4,600		United States Steel Corp.	267,582
			1,048,649
		Leisure Time: 0.0%
909	@, L	Multimedia Games, Inc.	8,708
460	L	Polaris Industries, Inc.	17,526
			26,234
		Lodging: 0.0%
400	@	Aztar Corp.	20,988
			20,988
		Machinery - Construction & Mining: 0.2%
5,000		Caterpillar, Inc.	331,750
1,040		JLG Industries, Inc.	18,158
1,245		Joy Global, Inc.	54,207
			404,115
		Machinery - Diversified: 0.2%
536		Albany International Corp.	18,717
1,533		Applied Industrial Technologies, Inc.	34,661
1,520	@	Gardner Denver, Inc.	54,674
2,300		Graco, Inc.	86,940
512		IDEX Corp.	21,499
1,570		Manitowoc Co., Inc.	69,394
1,600		Nordson Corp.	64,064
			349,949
		Media: 1.7%
21,700		CBS Corp. - Class B	619,535
15,700	@, L	Comcast Corp.	549,500
10,300		McGraw-Hill Cos., Inc.	575,873
47,600		News Corp., Inc.	905,828
9,100		Time Warner, Inc.	151,242
16,300		Walt Disney Co.	483,295
25		Washington Post	19,194
			3,304,467
		Metal Fabricate/Hardware: 0.0%
390		AM Castle & Co.	11,021
174		Kaydon Corp.	6,631
171		Precision Castparts Corp.	9,993
943		Quanex Corp.	32,373
416	L	Valmont Industries, Inc.	21,699
			81,717
		Mining: 0.1%
6,500		Alcoa, Inc.	185,835
			185,835
		Miscellaneous Manufacturing: 1.9%
5,600		3M Co.	401,520
1,320	L	Acuity Brands, Inc.	56,404

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 54.7% (continued)
824		AO Smith Corp.	$33,051
267		Aptargroup, Inc.	13,751
670		Carlisle Cos., Inc.	57,285
3,500	@	Cooper Industries Ltd.	286,580
2,000		Crane Co.	79,960
920	@	EnPro Industries, Inc.	28,925
73,965		General Electric Co.	2,519,248
1,347		Myers Industries, Inc.	22,131
2,400		Roper Industries, Inc.	111,312
1,506		Teleflex, Inc.	84,050
			3,694,217
		Office Furnishings: 0.0%
2,609		Herman Miller, Inc.	73,678
			73,678
		Oil & Gas: 5.2%
510		Cabot Oil & Gas Corp.	26,041
25,962		Chevron Corp.	1,671,953
1,975		Cimarex Energy Co.	75,643
21,550		ConocoPhillips	1,366,917
55,260		ExxonMobil Corp.	3,739,444
2,490		Frontier Oil Corp.	81,423
3,840		Helmerich & Payne, Inc.	94,195
7,400		Marathon Oil Corp.	617,900
3,960		Noble Energy, Inc.	195,703
15,200		Occidental Petroleum Corp.	775,048
640		Penn Virginia Corp.	45,434
147		Pogo Producing Co.	6,528
4,800	@, L	Pride International, Inc.	124,464
1,540		St. Mary Land & Exploration Co.	62,832
290	@	Stone Energy Corp.	12,809
4,600		Sunoco, Inc.	330,786
1,030	@, L	Swift Energy Co.	45,073
12,200		Valero Energy Corp.	700,280
			9,972,473
		Oil & Gas Services: 0.7%
21,500		Halliburton Co.	701,330
1,000	@	Helix Energy Solutions Group, Inc.	38,460
26	@, L	Lone Star Technologies	1,179
390	@, L	Maverick Tube Corp.	25,065
7,820		Schlumberger Ltd.	479,366
620	@, L	SEACOR Holdings, Inc.	53,959
2,030	L	Tidewater, Inc.	96,648
			1,396,007
		Packaging & Containers: 0.0%
1,000		Sonoco Products Co.	33,480
			33,480
		Pharmaceuticals: 3.0%
11,400		Abbott Laboratories	555,180
1,720		Alpharma, Inc.	36,017
7,500		AmerisourceBergen Corp.	331,200
10,400		Cardinal Health, Inc.	701,168
487	@, L	Connetics Corp.	5,279
5,100	@	Express Scripts, Inc.	428,808
5,900	@	Hospira, Inc.	216,117
8,600	@	King Pharmaceuticals, Inc.	139,492
32,400		Merck & Co., Inc.	1,313,820
992	@	NBTY, Inc.	31,605
1,270		Omnicare, Inc.	57,544
52,075		Pfizer, Inc.	1,435,187
1,100	@	Sepracor, Inc.	51,711
1,730	@	Theragenics Corp.	5,380
520	@, L	USANA Health Sciences, Inc.	23,275
10,100		Wyeth	491,870
			5,823,653

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 54.7% (continued)
		Pipelines: 0.1%
1,410		Questar Corp.	$122,021
			122,021
		Real Estate Investment Trusts: 0.2%
900		AMB Property Corp.	50,247
242		Colonial Properties Trust	11,998
1,090		Developers Diversified Realty Corp.	58,969
250	L	Essex Property Trust, Inc.	31,368
470		Highwoods Properties, Inc.	17,738
370	L	Macerich Co.	27,624
1,490	L	New Century Financial Corp.	57,678
364		Regency Centers Corp.	24,486
			280,108
		Retail: 4.7%
1,689	@, L	99 Cents Only Stores	19,187
865		Abercrombie & Fitch Co.	55,818
2,500	@	Aeropostale, Inc.	63,500
3,380		American Eagle Outfitters	130,569
2,400	@	AnnTaylor Stores Corp.	95,520
1,860		Barnes & Noble, Inc.	67,630
2,600		Brinker International, Inc.	100,022
1,190		Brown Shoe Co., Inc.	38,021
1,055	@	Carmax, Inc.	39,763
924		Cato Corp.	21,465
4,485	@	Charming Shoppes, Inc.	59,023
1,500	L	Christopher & Banks Corp.	36,525
5,000		Circuit City Stores, Inc.	118,050
3,295		Claire’s Stores, Inc.	90,052
12,300	L	Costco Wholesale Corp.	575,517
3,300	@, L	Dollar Tree Stores, Inc.	94,974
1,820	@	Dress Barn, Inc.	32,123
5,800		Family Dollar Stores, Inc.	148,306
1,600		Foot Locker, Inc.	38,560
800		Group 1 Automotive, Inc.	36,240
268		Haverty Furniture Cos., Inc.	3,765
15,360		Home Depot, Inc.	526,694
1,120	@	Jack in the Box, Inc.	53,738
9,700	@	Kohl’s Corp.	606,347
12,700		Limited Brands, Inc.	326,771
11,500		Lowe’s Cos., Inc.	311,190
25,100		McDonald’s Corp.	901,090
580		Men’s Wearhouse, Inc.	20,561
1,310		Michaels Stores, Inc.	56,396
10,700	@	Office Depot, Inc.	394,188
2,600	L	OfficeMax, Inc.	107,978
340	@	Panera Bread Co.	17,646
291	@, L	Papa John’s International, Inc.	9,894
2,930	@, L	Payless Shoesource, Inc.	68,738
1,400		Petsmart, Inc.	35,140
4,300		Ross Stores, Inc.	105,307
440	@	Ryan’s Restaurant Group, Inc.	6,934
2,135	@, L	Select Comfort Corp.	42,380
922	@	Sonic Corp.	20,219
22,800		Staples, Inc.	514,368
20,700	@, L	Starbucks Corp.	641,907
6,225		Target Corp.	301,228
350	@	Tractor Supply Co.	14,903
1,195	@	Tween Brands, Inc.	40,702
18,320		Wal-Mart Stores, Inc.	819,270
19,000		Walgreen Co.	939,740
4,000	L	Wendy’s International, Inc.	255,600
770	L	Williams-Sonoma, Inc.	22,684
510	@	Zale Corp.	13,643
			9,039,886
		Savings & Loans: 0.0%
1,300		Bankunited Financial Corp.	33,501
230		Fidelity Bankshares, Inc.	8,715
670	@, L	FirstFed Financial Corp.	34,076
			76,292

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 54.7% (continued)
		Semiconductors: 1.1%
1,360	@	Actel Corp.	$21,107
17,600	@, L	Advanced Micro Devices, Inc.	439,824
144	@, L	Diodes, Inc.	5,391
15,300	@	Freescale Semiconductor, Inc.	472,923
3,410	@, L	Lam Research Corp.	145,914
14,000	@	LSI Logic Corp.	112,700
1,700	@	MEMC Electronic Materials, Inc.	65,756
2,160	L	Microchip Technology, Inc.	73,786
26,900	@, L	Micron Technology, Inc.	464,832
12,300		National Semiconductor Corp.	298,767
1,460	@	Pericom Semiconductor Corp.	13,578
627	@, L	Varian Semiconductor Equipment Associates, Inc.	22,139
			2,136,717
		Software: 1.9%
497	@, L	Advent Software, Inc.	16,277
1,300	@	Altiris, Inc.	29,380
705	@	Ansys, Inc.	32,952
8,400	@	Autodesk, Inc.	291,984
7,900	@	BMC Software, Inc.	210,298
1,560	@	Captaris, Inc.	8,081
620	@, L	Cerner Corp.	28,557
6,800	@	Citrix Systems, Inc.	208,624
15,850	@	Compuware Corp.	120,460
2,400	@, L	CSG Systems International	64,608
1,170	@	Digi International, Inc.	15,514
646	@	Dun & Bradstreet Corp.	45,420
2,400		Fair Isaac Corp.	84,024
440	@	Filenet Corp.	15,374
1,780		Global Payments, Inc.	67,729
1,725	@	Hyperion Solutions Corp.	57,132
1,120	@	Mapinfo Corp.	13,888
63,590		Microsoft Corp.	1,633,627
3,000		MoneyGram International, Inc.	94,200
230	@	MRO Software, Inc.	5,909
27,800	@	Oracle Corp.	435,070
921	@, L	SPSS, Inc.	23,366
3,610	@, L	Sybase, Inc.	83,283
			3,585,757
		Telecommunications: 3.4%
360	@, L	Anixter International, Inc.	19,616
34,900		AT&T, Inc.	1,086,431
14,700	@, L	Avaya, Inc.	153,615
32,700		BellSouth Corp.	1,331,544
81,675	@	Cisco Systems, Inc.	1,796,033
315		Commonwealth Telephone Enterprises, Inc.	11,107
1,770	@	Ditech Communications Corp.	15,594
8,400		Embarq Corp.	396,060
3,193		Harris Corp.	140,237
44,550		Motorola, Inc.	1,041,573
1,280	@, L	Polycom, Inc.	30,451
12,100		Qualcomm, Inc.	455,807
911		Telephone & Data Systems, Inc.	38,636
800	@	Tollgrade Communications, Inc.	7,320
2,977	@	Utstarcom, Inc.	24,441
			6,548,465
		Textiles: 0.0%
385	@	Mohawk Industries, Inc.	27,289
			27,289
		Toys/Games/Hobbies: 0.0%
799	@, L	Jakks Pacific, Inc.	13,056
700	@	Lenox Group, Inc.	3,976
			17,032

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 54.7% (continued)
		Transportation: 0.5%
940		Arkansas Best Corp.	$41,501
1,780		CH Robinson Worldwide, Inc.	81,560
1,320	@	EGL, Inc.	40,352
2,200	L	Expeditors International Washington, Inc.	87,714
2,410		Heartland Express, Inc.	38,753
1,430	@	HUB Group, Inc.	33,319
670	@, L	Kansas City Southern	17,655
507		Landstar System, Inc.	21,649
12,723		Norfolk Southern Corp.	543,654
1,175		Overseas Shipholding Group	78,373
			984,530
		Total Common Stock
		(Cost $91,180,917)	105,167,720
PREFERRED STOCK: 0.7%
		Banks: 0.2%
32		DG Funding Trust	341,000
			341,000
		Diversified Financial Services: 0.1%
8,475	P	Merrill Lynch & Co., Inc.	217,638
2,550	P	National Rural Utilities Cooperative Finance Corp.	59,160
			276,798
		Insurance: 0.2%
10,746	@@	Aegon NV	269,222
8,200	P	Metlife, Inc.	209,510
			478,732
		Real Estate Investment Trusts: 0.1%
6,975	P	Duke Realty Corp.	175,770
			175,770
		Total Preferred Stock
		(Cost $1,271,916)	1,272,300
WARRANTS: 0.0%
		Aerospace/Defense: 0.0%
193		Timco Aviation Services	—
			—
		Building Materials: 0.0%
400	#	Dayton Superior Corp.	4
			4
		Total Warrants
		(Cost $7,446)	4

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.2%
		Airlines: 0.1%
$29,794		Continental Airlines, Inc., 8.312%, due 04/02/11	$28,770
118,000	@	United Airlines, Inc., 6.932%, due 09/01/11	128,989
			157,759
		Auto Manufacturers: 0.0%
55,000		Ford Motor Co., 7.450%, due 07/16/31	43,450
56,000		General Motors Corp., 8.375%, due 07/15/33	47,180
			90,630
		Banks: 2.5%
200,000	@@, L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	174,291
100,000	@@, #	Banco do Brasil Cayman, 7.950%, due 12/31/49	99,250
114,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	124,328
60,000	@@	Bank of Ireland, 5.674%, due 12/29/49	53,006
70,000	@@	Bank of Nova Scotia, 5.625%, due 08/21/85	59,511
30,000	@@	Bank of Scotland, 5.563%, due 11/30/49	26,175

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.2% (continued)
12,000		BankAmerica Capital II, 8.000%, due 12/15/26	$12,538
50,000	@@	Barclays Bank PLC, 5.750%, due 12/31/49	44,652
313,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	292,818
140,000	@@	BNP Paribas, 5.185%, due 09/29/49	121,502
56,000		Chase Capital I, 7.670%, due 12/01/26	58,325
111,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	105,874
111,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	110,005
90,000	@@	Den Norske Bank ASA, 5.563%, due 08/29/49	76,500
20,000	@@	Den Norske Creditbank, 5.688%, due 11/29/49	17,229
99,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	116,138
60,000	#	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	62,517
260,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	253,804
200,000	@@	HSBC Bank PLC, 5.663%, due 06/29/49	169,500
160,000	@@	HSBC Bank PLC, 5.875%, due 06/29/49	137,600
500,000	@@	KAUP Bank, 6.600%, due 12/28/15	470,925
160,000	@@	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	138,925
20,000	@@	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	17,766
3,000		M&I Capital Trust A, 7.650%, due 12/01/26	3,119
101,000		Mellon Capital I, 7.720%, due 12/01/26	105,280
85,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	90,007
70,000	@@	National Australia Bank Ltd., 5.400%, due 10/29/49	60,825
20,000	@@	National Westminster Bank PLC, 5.563%, due 11/29/49	17,151
128,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	124,254
55,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	52,455
106,000		RBS Capital Trust I, 5.512%, due 09/30/49	102,227
150,000	@@, #	Resona Bank Ltd., 5.850%, due 09/29/49	145,855
310,000	@@	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	269,222
70,000	@@	Societe Generale, 5.395%, due 11/29/49	60,555
350,000	@@	Standard Chartered PLC, 5.550%, due 11/29/49	292,250
220,000	@@, L	Standard Chartered PLC, 5.555%, due 07/29/49	180,950
40,000	@@	Standard Chartered PLC, 5.730%, due 01/29/49	32,800
120,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	125,464
54,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	53,813
70,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	59,984
75,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	69,765
242,000	@@, #	Woori Bank, 6.125%, due 05/03/16	245,178
			4,834,333
		Beverages: 0.1%
120,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	138,600
			138,600
		Chemicals: 0.2%
40,000		Stauffer Chemical, 5.580%, due 04/15/10	32,858
70,000		Stauffer Chemical, 5.910%, due 04/15/18	35,916
90,000		Stauffer Chemical, 7.780%, due 04/15/17	48,960
248,000	L	Union Carbide Corp., 7.750%, due 10/01/96	258,227
			375,961
		Commercial Services: 0.1%
238,000		Tulane University of Louisiana, 6.205%, due 11/15/12	240,083
			240,083
		Diversified Financial Services: 2.1%
36,000	@@, #	Alpine III, 5.966%, due 08/16/14	36,095
36,000	@@, #	Alpine III, 6.366%, due 08/16/14	36,124
55,000	@@, #	Alpine III, 8.166%, due 08/16/14	55,340
95,000	@@, #	Alpine III, 11.416%, due 08/16/14	97,572
197,969	#	Astoria Depositor Corp., 7.902%, due 05/01/21	206,546
323,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	352,411
261,322	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	256,749
99,000		Citigroup Capital II, 7.750%, due 12/01/36	102,640
185,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	192,981
75,000	@@	Financiere CSFB NV, 5.625%, due 03/29/49	64,125
161,000		Ford Motor Credit Co., 9.875%, due 08/10/11	168,376
123,000		Fund American Cos., Inc., 5.875%, due 05/15/13	120,920
85,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	86,142
116,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	146,804
79,000		JPM Capital Trust I, 7.540%, due 01/15/27	82,007
87,000		JPM Capital Trust II, 7.950%, due 02/01/27	90,831
220,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	210,377
200,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	194,799
78,000	@@	Paribas, 5.563%, due 12/31/49	68,689
67,556	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	66,640
99,455	@@, #	Petroleum Export Ltd., 5.265%, due 06/15/11	97,749
198,989	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	201,103

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

	Principal
	Amount			Value

CORPORATE BONDS/NOTES: 8.2% (continued)
	58,000	#	Southern Star Central Corp., 6.750%, due 03/01/16	$57,203
JPY	100,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34	449,167
	$199,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	206,899
	748,524	#	Toll Road Investors Partnership II LP, 5.370%, due 02/15/45	94,045
	100,000	#	Twin Reefs Pass-Through Trust, 6.330%, due 12/10/49	99,769
	125,000	@@, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	132,207
	113,000	#	ZFS Finance USA Trust I, 6.150%, due 12/15/65	111,456
				4,085,766
			Electric: 0.8%
	172,155		CE Generation, LLC, 7.416%, due 12/15/18	177,523
	240,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	275,775
	161,000		FirstEnergy Corp., 6.450%, due 11/15/11	167,163
	92,648	#	Juniper Generation, LLC, 6.790%, due 12/31/14	89,529
	97,000	@@, +	Korea Electric Power Corp., 0.530%, due 04/01/96	60,136
	86,000	#	Nevada Power Co., 5.950%, due 03/15/16	85,500
	120,000		NorthWestern Corp., 5.875%, due 11/01/14	119,778
	97,000		Potomac Edison Co., 5.000%, due 11/01/06	97,328
	43,233	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	43,544
	28,881		PPL Montana, LLC, 8.903%, due 07/02/20	32,088
	172,000	#	Sierra Pacific Power Co., 6.000%, due 05/15/16	171,585
	34,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	34,611
	164,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	171,879
				1,526,439
			Energy - Alternate Sources: 0.1%
	133,537		Salton Sea Funding Corp., 7.840%, due 05/30/10	137,531
				137,531
			Food: 0.0%
	39,000		Delhaize America, Inc., 8.050%, due 04/15/27	41,178
	50,000		Delhaize America, Inc., 8.125%, due 04/15/11	53,831
				95,009
			Gas: 0.1%
	159,000	#	Southern Star Central Gas Pipeline, Inc., 6.000%, due 06/01/16	159,994
				159,994
			Home Builders: 0.1%
	121,000		D.R. Horton, Inc., 5.625%, due 09/15/14	113,630
	54,000		K Hovnanian Enterprises, Inc., 6.250%, due 01/15/16	47,115
	55,000	#, L	Technical Olympic USA, Inc., 8.250%, due 04/01/11	51,700
				212,445
			Insurance: 0.3%
	212,000	@@	Aegon NV, 5.798%, due 12/31/49	184,440
	166,000	L	AON Corp., 8.205%, due 01/01/27	189,002
	72,000	#	Liberty Mutual Group, Inc., 7.500%, due 08/15/36	74,589
	186,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	196,484
				644,515
			Media: 0.0%
	82,000	#	Viacom, Inc., 5.750%, due 04/30/11	81,407
				81,407
			Mining: 0.2%
	228,000		Southern Copper Corp., 7.500%, due 07/27/35	239,441
	90,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	104,085
				343,526
			Oil & Gas: 0.5%
	72,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	67,980
	53,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	55,883
	129,000		Hess Corp, 7.300%, due 08/15/31	143,971
	85,000		Pemex Project Funding Master Trust, 6.625%, due 06/15/35	83,576
	57,000	@@, #, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	56,045
	173,000	@@, #	Pemex Project Funding Master Trust, 6.690%, due 06/15/10	177,412
	145,000	@@, #	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	140,329
	199,000	@@	Transocean, Inc., 5.591%, due 09/05/08	199,068
				924,264
			Pipelines: 0.3%
	329,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	322,930
	54,000	#	Northwest Pipeline Corp., 7.000%, due 06/15/16	54,878
	74,000	#, L	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	72,428
	54,000	#	Williams Partners LP/Williams Partners Finance Corp., 7.500%, due 06/15/11	54,473
				504,709
			Real Estate: 0.1%
	95,000		EOP Operating LP, 7.750%, due 11/15/07	97,403
				97,403

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.2% (continued)
		Real Estate Investment Trusts: 0.1%
23,000		Liberty Property LP, 6.375%, due 08/15/12	$23,939
107,000		Liberty Property LP, 7.750%, due 04/15/09	112,580
95,000		Simon Property Group LP, 4.875%, due 03/18/10	93,300
			229,819
		Retail: 0.1%
113,000		May Department Stores Co., 3.950%, due 07/15/07	111,378
			111,378
		Savings & Loans: 0.0%
71,000		Great Western Financial, 8.206%, due 02/01/27	74,526
			74,526
		Telecommunications: 0.3%
204,000	@@	Rogers Wireless, Inc., 7.250%, due 12/15/12	211,392
63,000	@@	Telecom Italia Capital SA, 7.200%, due 07/18/36	66,004
200,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	204,861
			482,257
		Transportation: 0.1%
206,000		BNSF Funding Trust I, 6.613%, due 12/15/55	205,062
			205,062
		Total Corporate Bonds/Notes
		(Cost $15,797,847)	15,753,416
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.2%
		Agency Collateral PAC CMO: 0.2%
342,000		6.000%, due 01/15/29	346,725
			346,725
		Federal Government Loan Mortgage Corporation: 0.3%
82,000	W	5.500%, due 09/13/36	80,539
395,000		5.750%, due 05/11/11	395,365
54,802		6.000%, due 04/01/14	55,141
5,673		6.500%, due 11/01/28	5,803
111,438		6.500%, due 12/01/31	113,671
			650,519
		Federal Home Loan Bank: 0.5%
275,000		5.100%, due 03/06/08	275,092
165,000	L	5.125%, due 06/18/08	165,194
175,000		5.375%, due 08/19/11	177,657
165,000		5.500%, due 07/15/36	171,049
135,000		5.550%, due 08/24/07	135,058
			924,050
		Federal Home Loan Mortgage Corporation: 3.4%
329,000		4.000%, due 08/17/07	325,175
292,226		4.500%, due 12/15/16	286,379
370,000		4.500%, due 02/15/20	344,033
704,000		4.875%, due 02/17/09	702,180
376,604		5.000%, due 08/15/16	369,638
97,000		5.000%, due 05/15/20	93,852
395,296		5.000%, due 08/15/21	390,635
388,000		5.000%, due 04/15/23	369,686
69,605		5.042%, due 04/01/35	67,533
274,000	L	5.125%, due 04/18/08	274,238
245,176		5.216%, due 06/01/35	239,142
216,000		5.400%, due 10/10/08	216,011
651,000		5.500%, due 04/24/09	650,959
215,583		5.500%, due 11/15/18	216,053
682,439		5.500%, due 08/15/20	652,686
298,000		5.750%, due 06/27/16	308,378
211,000		5.875%, due 03/21/11	216,785
871,446		6.000%, due 01/15/29	883,859
			6,607,222
		Federal National Mortgage Association: 6.3%
223,000		4.250%, due 09/15/07	220,805
93,000	W	4.500%, due 09/15/18	89,396
17,000	W	4.500%, due 09/15/35	15,831
190,586		4.606%, due 08/01/35	185,826
325,000		4.750%, due 08/10/07	323,489
216,791		4.750%, due 12/25/42	215,066
297,859		4.807%, due 08/01/35	292,612
227,659		5.000%, due 02/25/29	224,182
6,114,000	W	5.000%, due 10/15/33	5,856,063
104,769		5.086%, due 07/01/35	102,072
159,098		5.155%, due 09/01/35	156,929
656,000		5.250%, due 08/01/12	656,518
328,000	L	5.250%, due 09/15/16	332,467
88,598		5.252%, due 08/01/35	86,514
234,917		5.500%, due 11/01/32	231,448

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.2% (continued)
995,612		5.500%, due 11/01/33	$980,674
124,499		6.000%, due 08/01/16	126,050
500,000	W	6.000%, due 09/15/18	505,625
35,500		6.000%, due 10/01/18	35,930
659,748		6.000%, due 07/25/29	669,486
353,174		6.000%, due 04/25/31	360,779
150,082		6.500%, due 04/01/30	153,269
106,638		7.000%, due 06/01/31	110,022
5,900		7.000%, due 08/01/35	6,060
17,484		7.500%, due 09/01/30	18,105
5,532		7.500%, due 10/01/30	5,728
120,163		7.500%, due 01/25/48	124,221
			12,085,167
		Federal Farm Credit Bank: 0.2%
266,000		5.375%, due 07/18/11	270,083
			270,083
		Government National Mortgage Association: 0.3%
9,961		5.375%, due 04/20/28	10,015
280,000		5.625%, due 06/13/16	286,362
84,901		6.500%, due 06/15/29	87,036
87,279		6.500%, due 01/15/32	89,327
112,635		7.500%, due 12/15/23	117,325
			590,065
		Total U.S. Government Agency Obligations
		(Cost $21,560,487)	21,473,831
U.S. TREASURY OBLIGATIONS: 5.0%
		U.S. Treasury Bonds: 1.3%
512,000	L	4.500%, due 02/15/36	482,040
613,000	L	4.875%, due 08/15/16	620,136
590,000	L	6.000%, due 02/15/26	666,562
569,000	L	6.250%, due 08/15/23	652,617
			2,421,355
		U.S. Treasury Inflation-Indexed Bonds: 1.2%
658,000	L	2.000%, due 01/15/16	658,760
1,616,000	L	2.375%, due 04/15/11	1,659,153
			2,317,913
		U.S. Treasury Notes: 2.5%
698,000	L	4.875%, due 08/15/09	701,381
1,132,000	L	4.875%, due 07/31/11	1,140,756
2,921,000	L	5.000%, due 07/31/08	2,932,413
			4,774,550
		Total U.S. Treasury Obligations
		(Cost $9,473,740)	9,513,818
ASSET-BACKED SECURITIES: 1.8%
		Automobile Asset-Backed Securities: 0.4%
25,000	L	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	24,690
2,738		Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	2,736
106,000		Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	105,700
92,288		Capital One Auto Finance Trust, 3.180%, due 09/15/10	90,984
61,000		Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	60,916
13,000		Carmax Auto Owner Trust, 4.210%, due 01/15/10	12,849
18,000		Daimler Chrysler Auto Trust, 5.010%, due 01/08/11	17,968
20,111		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	19,832
83,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	81,135
82,000		Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	82,295
55,000		Household Automotive Trust, 5.610%, due 06/17/09	55,151
36,302		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	35,714
68,434		Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	67,718
11,000		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	10,867
39,000		Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	38,771
21,230		USAA Auto Owner Trust, 2.040%, due 02/16/10	21,154
37,000		USAA Auto Owner Trust, 5.010%, due 09/15/10	36,940
			765,420
		Credit Card Asset-Backed Securities: 0.4%
55,000		Bank One Issuance Trust, 4.540%, due 09/15/10	54,363
55,000		Capital One Master Trust, 4.900%, due 03/15/10	54,882
115,000		Capital One Master Trust, 6.310%, due 06/15/11	117,106
4,000		Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	3,890
110,000		Capital One Multi-Asset Execution Trust, 4.050%, due 02/15/11	108,205
50,000		Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	48,501

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

ASSET-BACKED SECURITIES: 1.8% (continued)
152,000		Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	$151,047
93,000		Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	94,174
75,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	74,982
53,000		MBNA Master Credit Card Trust, 5.900%, due 08/15/11	54,074
			761,224
		Home Equity Asset-Backed Securities: 0.7%
100,122		Bayview Financial Acquisition Trust, 5.828%, due 09/28/43	100,220
4,436		GMAC Mortgage Corp. Loan Trust, 5.554%, due 12/25/20	4,439
651,000		GSAA Trust, 5.242%, due 06/25/34	643,761
413,000		GSAA Trust, 6.040%, due 07/25/36	414,393
38,318		Merrill Lynch Mortgage Investors, Inc., 5.684%, due 07/25/34	38,434
29,000	+	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	28,688
42,000	+	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	42,012
75,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	73,347
			1,345,294
		Other Asset-Backed Securities: 0.3%
30,407		Amortizing Residential Collateral Trust, 5.824%, due 05/25/32	30,464
2,000		Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	2,000
8,689		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	8,557
26,392		Chase Funding Mortgage Loan, 5.624%, due 07/25/33	26,475
5,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	4,940
89,000	+	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	88,914
133,000		Equity One ABS, Inc., 5.050%, due 09/25/33	130,974
52,352		Fannie Mae Grantor Trust, 5.464%, due 04/25/35	52,419
54,000	+	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	54,017
25,976		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	25,823
37,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	36,460
4,000		Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	3,955
20,798		Residential Asset Mortgage Products, Inc., 5.634%, due 06/25/33	20,833
162,356	+	Structured Asset Securities Corp., 6.000%, due 03/25/34	161,954
			647,785
		Total Asset-Backed Securities
		(Cost $3,545,877)	3,519,723
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.1%
		Commercial Mortgage-Backed Securities: 2.2%
10,000		Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	9,608
20,000		Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	19,624
30,000		Banc of America Commercial Mortgage, Inc., 5.363%, due 07/10/46	30,135
60,000		Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	60,666
20,000		Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	20,794
59,000		Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	57,123
206,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	201,233
280,000		Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	295,121
20,000		Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	19,664
49,183		Citigroup Commercial Mortgage Trust, 5.911%, due 03/15/49	49,972
109,403		Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	105,436
40,000		Credit Suisse First Boston Mortgage Securities Corp., 7.776%, due 04/15/62	43,331
49,293		Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	49,001
70,623		CS First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	67,354
78,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	76,124
215,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	218,371
570,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	596,382
100,000		First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	105,149
172,145		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	168,356
73,158		GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	73,454
25,000		Greenwich Capital Commercial Funding Corp., 6.032%, due 07/10/38	25,696
17,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	16,502
156,041		JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	152,261
18,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	18,414
19,584		JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	19,875
50,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	51,337
23,000		LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	22,227
20,000		LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	19,789
49,460		LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	50,251
180,000		LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	184,114
200,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	213,122
50,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	50,279
262,000		Morgan Stanley Capital I, 5.007%, due 01/14/42	258,121
170,000		Morgan Stanley Capital I, 5.490%, due 07/12/44	171,516
150,000		Morgan Stanley Capital I, 5.914%, due 08/12/41	153,311
202,219		Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	194,676

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.1% (continued)
257,873		Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	$261,191
53,191		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	50,984
10,000		Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	9,986
49,015		Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	49,585
50,000		Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	51,291
			4,291,426
		Whole Loan Collateral CMO: 4.6%
504,105		Banc of America Funding Corp., 5.281%, due 09/20/35	494,407
915,377		Banc of America Funding Corp., 5.726%, due 09/20/35	922,290
396,771		Banc of America Funding Corp., 5.750%, due 09/20/34	394,475
139,306		Banc of America Mortgage Securities, 5.250%, due 11/25/19	137,869
44,230		Banc of America Mortgage Securities, 5.500%, due 06/25/35	43,937
126,217		Bank of America Alternative Loan Trust, 6.000%, due 06/25/35	125,783
588,230		Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	593,716
59,056		Bear Stearns Alternative Loan Trust, 5.644%, due 07/25/34	59,123
398,079		Chase Mortgage Finance Corp., 5.416%, due 12/25/35	391,861
33,794		Citigroup Mortgage Loan Trust, Inc., 5.444%, due 02/25/35	33,823
459,406		Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	458,957
249,527		Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	245,552
214,258		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	213,504
40,261		Countrywide Alternative Loan Trust, 5.624%, due 02/25/35	40,297
169,441		Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	172,911
235,105		First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	231,544
51,737		First Horizon Asset Securities, Inc., 5.392%, due 10/25/35	51,265
238,172		GMAC Mortgage Corp. Loan Trust, 4.603%, due 10/19/33	229,312
459,950		GMAC Mortgage Corp. Loan Trust, 5.256%, due 03/18/35	451,101
86,846	#	GSMPS Mortgage Loan Trust, 5.674%, due 01/25/35	87,230
60,164		Harborview Mortgage Loan Trust, 5.675%, due 01/19/35	60,457
94,173		Homebanc Mortgage Trust, 5.754%, due 08/25/29	94,374
31,478		JP Morgan Alternative Loan Trust, 5.516%, due 01/25/36	31,324
354,788		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	354,142
17,169		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	17,236
37,840		MLCC Mortgage Investors, Inc., 5.644%, due 01/25/29	37,877
101,767		MLCC Mortgage Investors, Inc., 5.654%, due 11/25/29	102,040
31,107		Sequoia Mortgage Trust, 5.595%, due 01/20/35	31,185
55,662		Structured Asset Mortgage Investments, Inc., 5.565%, due 04/19/35	55,775
376,328		Thornburg Mortgage Securities Trust, 5.674%, due 12/25/33	376,862
454,000		Wamu Alternative Mortgage Pass-Through Certificates, 5.352%, due 09/25/46	454,000
21,000	+	Wamu Alternative Mortgage Pass-Through Certificates, 6.081%, due 09/25/36	21,043
44,801		Washington Mutual, Inc., 5.574%, due 01/25/45	44,889
42,683		Washington Mutual, Inc., 5.629%, due 01/25/36	42,016
116,051		Washington Mutual, Inc., 5.634%, due 01/25/45	116,810
76,747		Washington Mutual, Inc., 5.858%, due 06/25/44	77,053
263,849		Washington Mutual, Inc., 6.000%, due 06/25/34	262,365
330,000		Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	313,648
445,128		Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	437,933
186,591		Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	180,760
62,021		Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	60,199
281,000		Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 09/25/36	281,000
			8,831,945
		Whole Loan Collateral PAC: 0.1%
97,873		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	99,177
			99,177
		Whole Loan Collateral Support CMO: 0.2%
127,463		Banc of America Mortgage Securities, 5.500%, due 11/25/33	124,425
227,000		Wamu Alternative Mortgage Pass-Through Certificates, 5.352%, due 09/25/46	226,645
			351,070
		Total Collateralized Mortgage Obligations
		(Cost $13,772,169)	13,573,618
MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
110,000		City of San Diego, 7.125%, due 06/01/32	113,158
295,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	305,331
		Total Municipal Bonds
		(Cost $405,917)	418,489

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Principal
Amount				Value

OTHER BONDS: 0.0%
		Multi-National: 0.0%
80,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15		$76,983

		Total Other Bonds
		(Cost $79,739)		76,983

		Total Long-Term Investments
		(Cost $157,096,055)		170,769,902
SHORT-TERM INVESTMENTS: 24.7%
		Commercial Paper: 2.1%
1,800,000		Daimler Chrysler Corp., 5.370%, due 09/14/06		1,796,248
443,000		France Telecom, 5.350%, due 9/12/06		442,212
1,800,000		Time Warner, 5.370%, due 09/18/06		1,795,176

		Total Commercial Paper
		(Cost $4,034,220)		4,033,636

		Repurchase Agreement: 12.0%
23,143,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $23,146,375 to be received upon repurchase (Collateralized by $49,290,000 Resolution Funding Center, Zero Coupon, Market Value $23,607,446, due 01/15/21)		23,143,000

		Total Repurchase Agreement
		(Cost $23,143,000)		23,143,000

		Securities Lending Collateralcc: 10.6%
20,330,004		The Bank of New York Institutional Cash Reserves Fund		20,330,004

		Total Securities Lending Collateral
		(Cost $20,330,004)		20,330,004

		Total Short-Term Investments
		(Cost $47,507,224)		47,506,640

		Total Investments in Securities
		(Cost $204,603,279)*	113.6%	$218,276,542
		Other Assets and Liabilities - Net	(13.6)	(26,054,350)
		Net Assets	100.0%	$192,222,192

@	Non-income producing security
@@	Foreign Issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

ABS	Automated Bond System
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
MASTR	Mortgage Asset Securitization Transaction, Inc.
P	Preferred Stock may be called prior to convertible date
*	Cost for federal income tax purposes is $205,969,712.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,823,347
	Gross Unrealized Depreciation	(2,516,517)
	Net Unrealized Appreciation	$2,306,830

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2006 (Unaudited) (continued)

Information concerning open futures contracts at August 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 E-Mini Future	3	$979,200	09/14/2006	$6,237
U.S. 2 Year Note	45	9,195,469	12/29/2006	8,916
U.S. 10 Year Note	55	5,905,625	12/19/2006	13,475
		$16,080,294		$28,628

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

U.S. Long Bond	43	$(4,775,688)	12/19/2006	$(12,981)
		$(4,775,688)		$(12,981)

Information concerning Interest Rate Swap Agreements outstanding at August 31, 2006 is shown below:

	Termination Date	Unrealized Depreciation
Receive a floating rate based on 6-month USD-LIBOR plus 2.255% (notional value $462,287.00) and pay a fixed rate equal to 1.000% (notional value Y100,000,000) Upon termination of the contract, receive $462,287 and pay Y100,000,000.	03/01/2034	$21,168
		$21,168

Information concerning Credit Default Swap Agreements outstanding at August 31, 2006 is shown below:

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6% due 3/15/2008	Buy	(0.35)%	09/20/11	483,000	$(235)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6% due 3/15/2008	Buy	(0.41)%	09/20/11	563,500	(1,805)
UBS AG	Glitnir Banki HF 3.284% floating rate due 1/27/2010	Buy	(0.61)%	09/20/11	161,000	(581)
UBS AG	Russian Federation 5% Step due 3/31/2030	Sell	0.31%	08/20/07	700,000	396
UBS AG	Russian Federation 5% Step due 3/31/2030	Buy	(0.55)%	08/20/11	350,000	(1,033)
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.HVOL.6	Buy	(0.75)%	06/20/11	805,000	(2,012)
Merrill Lynch International	Dow Jones CDX.NA.IG.HVOL.6	Buy	(0.75)%	06/20/11	805,000	(1,758)
Citibank N.A., New York	Glitnir Banki HF 3.284% floating rate due 1/27/2010	Buy	(0.60)%	09/20/11	161,000	(505)
UBS AG	Rogers Wireless Inc. 6.375% due 3/1/2014	Sell	1.30%	09/20/11	175,000	2,602
UBS AG	XL Capital LTD 5.25% due 9/15/2014	Buy	(0.61)%	09/20/16	483,000	(1,155)
Morgan Stanley Capital Services Inc.	Donnelley (R.R.) & Sons Company 4.95% due 4/1/2014	Buy	(1.40)%	09/20/11	80,500	194
Merrill Lynch International	Kinder Morgan Inc. 6.5% due 9/1/2012	Buy	(1.90)%	09/20/11	84,000	(329)
UBS AG	Kinder Morgan Inc. 6.5% due 9/1/2012	Buy	(1.90)%	09/20/11	84,000	(362)
Barclay’s Bank PLC	Goodyear Tire & Rubber Co./The 7.857% due 8/15/2011	Buy	(4.80)%	09/20/11	32,000	(1,327)
Barclay’s Bank PLC	Ford Motor Company 7.45% due 7/16/2031	Buy	(6.95)%	09/20/11	169,000	(2,703)
Morgan Stanley Capital Services Inc.	Dotmar Inc. 7.875% due 10/15/2011	Buy	(2.65)%	09/20/11	84,500	658
Barclay’s Bank PLC	Kinder Morgan Inc. 6.5% due 9/1/2012	Sell	1.70%	09/20/11	34,000	(106)
UBS AG	Dotmar Inc. 7.875% due 10/15/2011	Sell	2.60%	09/20/11	84,000	(853)
						$(10,914)

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.3%
		Aerospace/Defense: 6.9%
15,400		Boeing Co.	$1,153,460
8,400		L-3 Communications Holdings, Inc.	633,276
15,300		Lockheed Martin Corp.	1,263,780
18,600		United Technologies Corp.	1,166,406
			4,216,922
		Agriculture: 5.3%
17,800		Altria Group, Inc.	1,486,834
37,390		Monsanto Co.	1,773,782
			3,260,616
		Apparel: 2.6%
53,300	@	Coach, Inc.	1,609,127
			1,609,127
		Beverages: 5.4%
23,917		Anheuser-Busch Cos., Inc.	1,181,021
32,700		PepsiCo, Inc.	2,134,656
			3,315,677
		Biotechnology: 3.3%
11,600	@	Amgen, Inc.	787,988
15,200	@	Genentech, Inc.	1,254,304
			2,042,292
		Chemicals: 0.5%
7,200		Ecolab, Inc.	320,976
			320,976
		Computers: 3.3%
8,410	@	Apple Computer, Inc.	570,619
39,000		Hewlett-Packard Co.	1,425,840
			1,996,459
		Cosmetics/Personal Care: 3.1%
30,745		Procter & Gamble Co.	1,903,116
			1,903,116
		Diversified Financial Services: 6.1%
23,700		American Express Co.	1,245,198
11,282		Capital One Financial Corp.	824,714
4,600		Goldman Sachs Group, Inc.	683,790
13,900		Merrill Lynch & Co., Inc.	1,022,067
			3,775,769
		Entertainment: 2.0%
31,200		International Game Technology	1,206,816
			1,206,816
		Healthcare - Products: 5.3%
39,800		Baxter International, Inc.	1,766,324
5,200		CR Bard, Inc.	390,936
23,100	@	Gen-Probe, Inc.	1,122,891
			3,280,151

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 97.3% (continued)
		Healthcare - Services: 1.5%
5,887	@	Coventry Health Care, Inc.	$319,311
8,400	@	Laboratory Corp. of America Holdings	574,728
			894,039
		Insurance: 3.1%
10,800		Hartford Financial Services Group, Inc.	927,288
12,900	L	Prudential Financial, Inc.	946,989
			1,874,277
		Internet: 3.2%
4,200	@	Google, Inc.	1,589,826
13,500	@, L	Yahoo!, Inc.	389,070
			1,978,896
		Media: 0.9%
9,800		McGraw-Hill Cos., Inc.	547,918
			547,918
		Miscellaneous Manufacturing: 6.7%
3,700	@	Cooper Industries Ltd.	302,956
18,214	L	Danaher Corp.	1,207,406
54,072		General Electric Co.	1,841,692
17,000		Roper Industries, Inc.	788,460
			4,140,514
		Oil & Gas: 1.9%
13,600	@	Newfield Exploration Co.	588,064
17,800		Rowan Cos., Inc.	608,760
			1,196,824
		Oil & Gas Services: 3.0%
21,800		Schlumberger Ltd.	1,336,340
12,000	@	Weatherford International Ltd.	516,000
			1,852,340
		Pharmaceuticals: 7.7%
25,000		Abbott Laboratories	1,217,500
5,600		Allergan, Inc.	641,536
34,900	@	Gilead Sciences, Inc.	2,212,660
18,700	@	Hospira, Inc.	684,981
			4,756,677
		Retail: 7.1%
10,000		Abercrombie & Fitch Co.	645,300
24,700		Circuit City Stores, Inc.	583,167
50,500		CVS Corp.	1,694,275
24,700	@	Office Depot, Inc.	909,948
18,000	@, L	Starbucks Corp.	558,180
			4,390,870
		Semiconductors: 6.7%
32,000	@, @@	ASML Holding NV	705,920
64,100		Intel Corp.	1,252,514
37,100		National Semiconductor Corp.	901,159
38,400		Texas Instruments, Inc.	1,251,456
			4,111,049
		Software: 5.3%
34,300	@	Adobe Systems, Inc.	1,112,692
30,000	@	Citrix Systems, Inc.	920,400
11,500	@, L	Electronic Arts, Inc.	586,155
40,400	@	Oracle Corp.	632,260
			3,251,507

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares				Value

COMMON STOCK: 97.3% (continued)
		Telecommunications: 6.4%
144,700	@	Cisco Systems, Inc.		$3,181,953
13,600	@, L	NII Holdings, Inc.		725,560
				3,907,513
		Total Common Stock
		(Cost $51,973,388)		59,830,345

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 7.8%
		Repurchase Agreement: 1.0%
$596,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $596,087 to be received upon repurchase (Collateralized by $605,000 Federal National Mortgage Association, 6.000%, Market Value plus accrued interest $625,153, due 04/28/21)		$596,000

		Total Repurchase Agreement
		(Cost $596,000)		596,000

		Securities Lending Collateralcc: 6.8%
4,200,240		The Bank of New York Institutional Cash Reserves Fund		4,200,240

		Total Securities Lending Collateral
		(Cost $4,200,240)		4,200,240

		Total Short-Term Investments
		(Cost $4,796,240)		4,796,240

		Total Investments in Securities
		(Cost $56,769,628)*	105.1%	$64,626,585
		Other Assets and Liabilities - Net	(5.1)	(3,125,590)
		Net Assets	100.0%	$61,500,995

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
	*	Cost for federal income tax purposes is $57,613,759.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$7,921,074
		Gross Unrealized Depreciation	(908,248)
		Net Unrealized Appreciation	$7,012,826

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 91.2%
		Aerospace/Defense: 2.4%
4,400		L-3 Communications Holdings, Inc.	$331,716
29,600		United Technologies Corp.	1,856,216
			2,187,932
		Agriculture: 3.1%
33,925		Altria Group, Inc.	2,833,755
			2,833,755
		Apparel: 0.9%
26,600	@	Coach, Inc.	803,054
			803,054
		Banks: 6.3%
54,721		Bank of America Corp.	2,816,490
27,200		Bank of New York Co., Inc.	918,000
57,300		Wells Fargo & Co.	1,991,175
			5,725,665
		Beverages: 0.6%
8,600		PepsiCo, Inc.	561,408
			561,408
		Biotechnology: 2.6%
21,800	@	Amgen, Inc.	1,480,874
13,700	@	Genzyme Corp.	907,351
			2,388,225
		Chemicals: 1.3%
8,200		Air Products & Chemicals, Inc.	543,578
34,400		Celanese Corp.	636,056
			1,179,634
		Computers: 2.3%
103,300	@	EMC Corp.	1,203,445
39,100	@	Seagate Technology, Inc.	869,975
			2,073,420
		Cosmetics/Personal Care: 2.9%
42,400		Procter & Gamble Co.	2,624,560
			2,624,560
		Distribution/Wholesale: 1.0%
15,600	@	Wesco International, Inc.	912,600
			912,600
		Diversified Financial Services: 7.5%
14,200		Capital One Financial Corp.	1,038,020
52,975		Citigroup, Inc.	2,614,316
35,700		Countrywide Financial Corp.	1,206,660
8,700		Franklin Resources, Inc.	856,167
10,150		Merrill Lynch & Co., Inc.	746,330
5,910		Morgan Stanley	388,819
			6,850,312

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 91.2% (continued)
		Electric: 1.7%
42,900	@	Mirant Corp.	$1,242,813
5,100		Public Service Enterprise Group, Inc.	357,102
			1,599,915
		Electronics: 2.7%
82,400	@, @@	Flextronics International Ltd.	972,320
12,300		Jabil Circuit, Inc.	330,009
70,100		Symbol Technologies, Inc.	841,901
7,700	@	Thomas & Betts Corp.	347,732
			2,491,962
		Energy - Alternate Sources: 0.6%
34,300	@	KFX, Inc.	549,486
			549,486
		Engineering & Construction: 1.2%
84,700	@@	ABB Ltd. ADR	1,129,898
			1,129,898
		Entertainment: 0.2%
5,500		International Game Technology	212,740
			212,740
		Food: 1.0%
17,400		Hershey Co.	938,904
			938,904
		Healthcare - Products: 4.2%
16,600		Baxter International, Inc.	736,708
38,500		Johnson & Johnson	2,489,410
16,900	@	St. Jude Medical, Inc.	615,329
			3,841,447
		Healthcare - Services: 0.4%
8,800		Aetna, Inc.	327,976
			327,976
		Insurance: 4.9%
13,700	@@	ACE Ltd.	737,882
15,300		American International Group, Inc.	976,446
28,200	@@	Axis Capital Holdings Ltd.	914,526
18,900		Metlife, Inc.	1,040,067
13,500		St. Paul Travelers Cos., Inc.	592,650
5,202		Stancorp Financial Group, Inc.	242,257
			4,503,828
		Internet: 1.0%
32,600	@	Yahoo!, Inc.	939,532
			939,532
		Investment Companies: 1.6%
66,000	@	KKR Private Equity Investors LP	1,490,940
			1,490,940
		Iron/Steel: 0.8%
13,300		Allegheny Technologies, Inc.	762,755
			762,755
		Lodging: 0.4%
10,600		Boyd Gaming Corp.	383,296
			383,296

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 91.2% (continued)
		Media: 0.6%
27,500		News Corp., Inc.	$523,325
			523,325
		Mining: 0.3%
5,300		Freeport-McMoRan Copper & Gold, Inc.	308,513
			308,513
		Miscellaneous Manufacturing: 3.7%
13,300	@	Cooper Industries Ltd.	1,089,004
47,300		General Electric Co.	1,611,038
14,900		Roper Industries, Inc.	691,062
			3,391,104
		Oil & Gas: 8.8%
13,400		Chevron Corp.	862,960
62,500		ExxonMobil Corp.	4,229,376
23,400	@	Newfield Exploration Co.	1,011,816
14,500	@	Plains Exploration & Production Co.	638,145
22,400		Rowan Cos., Inc.	766,080
16,600	@	Southwestern Energy Co.	570,210
			8,078,587
		Oil & Gas Services: 2.5%
22,300		Schlumberger Ltd.	1,366,990
21,100	@	Weatherford International Ltd.	907,300
			2,274,290
		Pharmaceuticals: 5.7%
16,500		Abbott Laboratories	803,550
5,000	@	Gilead Sciences, Inc.	317,000
18,100	@	Medco Health Solutions, Inc.	1,146,997
80,025		Pfizer, Inc.	2,205,489
22,200	@@	Teva Pharmaceutical Industries Ltd. ADR	771,672
			5,244,708
		Retail: 5.5%
8,000		Abercrombie & Fitch Co.	516,240
38,700		CVS Corp.	1,298,385
60,800		Staples, Inc.	1,371,648
21,300		Target Corp.	1,030,707
49,600	@	Urban Outfitters, Inc.	778,224
			4,995,204
		Semiconductors: 3.5%
77,500		Intel Corp.	1,514,350
25,200		Maxim Integrated Products	733,320
106,000	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	986,860
			3,234,530
		Software: 1.2%
42,518		Microsoft Corp.	1,092,287
			1,092,287
		Telecommunications: 7.7%
104,363		AT&T, Inc.	3,248,820
60,500	@	Cisco Systems, Inc.	1,330,395
13,900	@	Corning, Inc.	309,136
37,700		Motorola, Inc.	881,426
12,000		Qualcomm, Inc.	452,040
22,400		Verizon Communications, Inc.	788,032
			7,009,849
		Total Common Stock
		(Cost $76,522,994)	83,465,641

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2006 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENT: 7.3%
		Repurchase Agreement: 7.3%
$6,673,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $6,673,973 to be received upon repurchase (Collateralized by $6,730,000 Federal National Mortgage Association, 5.375%, Market Value plus accrued interest $6,807,051, due 08/15/09)		$6,673,000

		Total Short-Term Investment
		(Cost $6,673,000)		6,673,000

		Total Investments in Securities
		(Cost $83,195,994)*	98.5%	$90,138,641
		Other Assets and Liabilities - Net	1.5	1,353,965
		Net Assets	100.0%	$91,492,606

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $83,295,703.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$7,372,731
		Gross Unrealized Depreciation	(529,793)
		Net Unrealized Appreciation	$6,842,938

Information concerning open futures contracts at August 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 E - Mini Future	82	$5,352,960	09/15/2006	$52,531
		$5,352,960		$52,531

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.5%
		Advertising: 0.5%
26,100		Omnicom Group	$2,281,662
			2,281,662
		Aerospace/Defense: 3.7%
66,700		Boeing Co.	4,995,830
47,200		General Dynamics Corp.	3,188,360
40,300		Lockheed Martin Corp.	3,328,780
57,800		Raytheon Co.	2,728,738
33,700		United Technologies Corp.	2,113,327
			16,355,035
		Agriculture: 2.2%
69,350		Altria Group, Inc.	5,792,806
73,695		Archer-Daniels-Midland Co.	3,034,023
18,800		Monsanto Co.	891,872
			9,718,701
		Airlines: 0.5%
117,600		Southwest Airlines Co.	2,036,832
			2,036,832
		Apparel: 0.6%
65,200	@	Coach, Inc.	1,968,388
19,100		Jones Apparel Group, Inc.	597,830
			2,566,218
		Banks: 5.4%
159,394		Bank of America Corp.	8,204,009
28,400		Comerica, Inc.	1,625,900
75,000	L	National City Corp.	2,593,500
151,731		US Bancorp.	4,866,013
54,243		Wachovia Corp.	2,963,295
117,400		Wells Fargo & Co.	4,079,650
			24,332,367
		Beverages: 3.3%
74,800		Anheuser-Busch Cos., Inc.	3,693,624
68,050		Coca-Cola Co.	3,049,321
22,250		Pepsi Bottling Group, Inc.	778,973
107,700		PepsiCo, Inc.	7,030,656
			14,552,574
		Biotechnology: 0.6%
41,184	@	Amgen, Inc.	2,797,629
			2,797,629
		Chemicals: 1.2%
30,700		EI DuPont de Nemours & Co.	1,227,079
19,900	@	Hercules, Inc.	310,440
27,550		PPG Industries, Inc.	1,745,568
24,000		Rohm & Haas Co.	1,058,400
16,500		Sherwin-Williams Co.	852,060
			5,193,547

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
		Commercial Services: 0.7%
22,600		Equifax, Inc.	$718,454
45,850		McKesson Corp.	2,329,180
			3,047,634
		Computers: 4.1%
74,650	@	Dell, Inc.	1,683,358
197,909		Hewlett-Packard Co.	7,235,553
102,050		International Business Machines Corp.	8,262,989
18,100	@	Lexmark International, Inc.	1,014,867
59,900	@	Unisys Corp.	320,465
			18,517,232
		Cosmetics/Personal Care: 2.7%
16,700		Colgate-Palmolive Co.	999,662
177,620		Procter & Gamble Co.	10,994,678
			11,994,340
		Diversified Financial Services: 8.6%
41,350		American Express Co.	2,172,529
18,100		Bear Stearns Cos., Inc.	2,359,335
173,650		Citigroup, Inc.	8,569,628
32,300		Fannie Mae	1,700,595
24,100		Freddie Mac	1,532,760
34,900		Goldman Sachs Group, Inc.	5,187,885
121,400		JPMorgan Chase & Co.	5,543,124
54,000		Lehman Brothers Holdings, Inc.	3,445,740
30,650		Merrill Lynch & Co., Inc.	2,253,695
84,250		Morgan Stanley	5,542,808
			38,308,099
		Electric: 3.1%
126,100	@	AES Corp.	2,678,364
17,000		Dominion Resources, Inc.	1,358,130
60,250		Duke Energy Corp.	1,807,500
32,600	L	Exelon Corp.	1,987,948
18,600		FirstEnergy Corp.	1,061,316
72,400		TXU Corp.	4,793,604
			13,686,862
		Electrical Components & Equipment: 0.3%
14,400		Emerson Electric Co.	1,182,960
			1,182,960
		Electronics: 0.7%
71,800	@	Agilent Technologies, Inc.	2,309,088
18,100	@	Waters Corp.	771,965
			3,081,053
		Food: 0.8%
29,700	L	Campbell Soup Co.	1,115,829
47,350		General Mills, Inc.	2,567,791
			3,683,620
		Forest Products & Paper: 0.3%
19,050		Louisiana-Pacific Corp.	372,618
19,300		Temple-Inland, Inc.	859,236
			1,231,854

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
		Hand/Machine Tools: 0.1%
9,900		Snap-On, Inc.	$432,630
			432,630
		Healthcare - Products: 1.5%
103,450		Johnson & Johnson	6,689,077
			6,689,077
		Healthcare - Services: 3.6%
77,500		Aetna, Inc.	2,888,425
26,800	@	Coventry Health Care, Inc.	1,453,632
27,250	@	Humana, Inc.	1,660,343
109,600		UnitedHealth Group, Inc.	5,693,720
58,400	@	WellPoint, Inc.	4,520,744
			16,216,864
		Home Furnishings: 0.2%
9,800		Harman International Industries, Inc.	794,976
			794,976
		Insurance: 6.4%
65,500		Allstate Corp.	3,795,070
90,700		American International Group, Inc.	5,788,474
56,500		Chubb Corp.	2,834,040
41,350		Lincoln National Corp.	2,509,945
64,200		Loews Corp.	2,470,416
74,450	L	Metlife, Inc.	4,096,984
43,900		Principal Financial Group	2,337,236
51,150	L	Prudential Financial, Inc.	3,754,922
20,880		Safeco Corp.	1,204,985
			28,792,072
		Internet: 0.6%
7,200	@, L	Google, Inc.	2,725,416
			2,725,416
		Iron/Steel: 0.8%
48,100		Nucor Corp.	2,350,647
21,800		United States Steel Corp.	1,268,106
			3,618,753
		Machinery - Construction & Mining: 0.3%
23,400		Caterpillar, Inc.	1,552,590
			1,552,590
		Media: 3.7%
99,100		CBS Corp. - Class B	2,829,305
71,600	@, L	Comcast Corp.	2,506,000
47,100		McGraw-Hill Cos., Inc.	2,633,361
217,250		News Corp., Inc.	4,134,268
137,900		Time Warner, Inc.	2,291,898
74,350		Walt Disney Co.	2,204,478
			16,599,310
		Mining: 0.5%
29,100		Alcoa, Inc.	831,969
14,800		Newmont Mining Corp.	758,500
7,100		Phelps Dodge Corp.	635,450
			2,225,919

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
		Miscellaneous Manufacturing: 3.7%
25,050		3M Co.	$1,796,085
16,000	@	Cooper Industries Ltd.	1,310,080
364,550		General Electric Co.	12,416,573
28,900		Honeywell International, Inc.	1,119,008
			16,641,746
		Oil & Gas: 9.9%
124,534		Chevron Corp.	8,019,990
104,018		ConocoPhillips	6,597,862
266,550		ExxonMobil Corp.	18,037,428
36,100		Marathon Oil Corp.	3,014,350
76,500		Occidental Petroleum Corp.	3,900,735
21,100		Sunoco, Inc.	1,517,301
54,700		Valero Energy Corp.	3,139,780
			44,227,446
		Oil & Gas Services: 1.2%
96,800		Halliburton Co.	3,157,616
38,800		Schlumberger Ltd.	2,378,440
			5,536,056
		Pharmaceuticals: 6.0%
51,400		Abbott Laboratories	2,503,180
35,000		AmerisourceBergen Corp.	1,545,600
48,800		Cardinal Health, Inc.	3,290,096
24,400	@	Express Scripts, Inc.	2,051,552
26,874	@	Hospira, Inc.	984,395
43,416	@	King Pharmaceuticals, Inc.	704,208
158,050		Merck & Co., Inc.	6,408,928
256,030		Pfizer, Inc.	7,056,187
44,900		Wyeth	2,186,630
			26,730,776
		Retail: 8.0%
12,100		Best Buy Co., Inc.	568,700
17,100	@, L	Big Lots, Inc.	313,785
23,600		Circuit City Stores, Inc.	557,196
55,500	L	Costco Wholesale Corp.	2,596,845
26,300		Family Dollar Stores, Inc.	672,491
16,300		Federated Department Stores, Inc.	619,074
70,100		Home Depot, Inc.	2,403,729
44,100	@, L	Kohl’s Corp.	2,756,691
58,200		Limited Brands, Inc.	1,497,486
52,600		Lowe’s Cos., Inc.	1,423,356
114,650		McDonald’s Corp.	4,115,935
48,800	@	Office Depot, Inc.	1,797,792
10,700	L	OfficeMax, Inc.	444,371
104,025		Staples, Inc.	2,346,804
94,700	@, L	Starbucks Corp.	2,936,647
29,300		Target Corp.	1,417,827
82,940		Wal-Mart Stores, Inc.	3,709,077
84,550		Walgreen Co.	4,181,843
17,750	L	Wendy’s International, Inc.	1,134,225
			35,493,874

		Savings & Loans: 0.3%
33,100	L	Washington Mutual, Inc.	1,386,559
			1,386,559

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
		Semiconductors: 2.2%
80,600	@, L	Advanced Micro Devices, Inc.	$2,014,194
68,568	@	Freescale Semiconductor, Inc.	2,119,437
68,600	@	LSI Logic Corp.	552,230
126,700	@, L	Micron Technology, Inc.	2,189,376
56,450		National Semiconductor Corp.	1,371,171
53,500	L	Texas Instruments, Inc.	1,743,565
			9,989,973
		Software: 3.4%
38,600	@	Autodesk, Inc.	1,341,736
37,250	@, L	BMC Software, Inc.	991,595
31,800	@	Citrix Systems, Inc.	975,624
66,900	@	Compuware Corp.	508,440
26,600		First Data Corp.	1,143,002
306,450		Microsoft Corp.	7,872,701
136,100	@	Oracle Corp.	2,129,965
			14,963,063
		Telecommunications: 7.0%
332,614		AT&T, Inc.	10,354,274
67,500	@, L	Avaya, Inc.	705,375
81,800		BellSouth Corp.	3,330,896
395,150	@	Cisco Systems, Inc.	8,689,349
53,800	@	Corning, Inc.	1,196,512
211,500		Motorola, Inc.	4,944,870
55,400		Qualcomm, Inc.	2,086,918
			31,308,194
		Transportation: 0.8%
10,200		FedEx Corp.	1,030,506
60,000		Norfolk Southern Corp.	2,563,800
			3,594,306
		Total Common Stock
		(Cost $362,076,143)	444,087,819

Principal Amount			Value

SHORT-TERM INVESTMENTS: 8.0%
	Repurchase Agreement: 0.4%
$1,883,000	Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $1,883,275 to be received upon repurchase (Collateralized by $1,930,000 Federal National Mortgage Association, 5.375%, Market Value plus accrued interest $1,927,683, due 02/16/11).		$1,883,000

	Total Repurchase Agreement
	(Cost $1,883,000)		1,883,000

	Securities Lending Collateralcc:7.6%
33,935,021	The Bank of New York Cash Reserves Fund		33,935,021

	Total Securities Lending Collateral
	(Cost $33,935,021)		33,935,021

	Total Short-Term Investments
	(Cost $35,818,021)		35,818,021

	Total Investments in Securities
	(Cost $397,894,164)*	107.5%	$479,905,840
	Other Assets and Liabilities - Net	(7.5)	(33,481,526)
	Net Assets	100.0%	$446,424,314

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
*	Cost for federal income tax purposes is $409,450,528.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$74,154,645
	Gross Unrealized Depreciation	(3,699,333)
	Net Unrealized Appreciation	$70,455,312

Information concerning open futures contracts at August 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 Future	3	$979,200	09/14/2006	$4,037
		$979,200		$4,037

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.3%
		Advertising: 0.2%
11,020		Catalina Marketing Corp.	$315,723
17,614		Harte-Hanks, Inc.	466,771
			782,494
		Aerospace/Defense: 0.5%
11,294	@	Alliant Techsystems, Inc.	863,878
12,395		DRS Technologies, Inc.	512,781
1,850	@, L	Sequa Corp.	169,830
			1,546,489
		Agriculture: 0.0%
3,300		Universal Corp.	127,479
			127,479
		Airlines: 0.3%
27,400	@, L	Airtran Holdings, Inc.	313,730
12,200	@	Alaska Air Group, Inc.	462,014
19,500	@, L	JetBlue Airways Corp.	199,680
			975,424
		Apparel: 0.7%
25,994		Polo Ralph Lauren Corp.	1,533,386
22,603	@, L	Timberland Co.	642,151
			2,175,537
		Auto Manufacturers: 0.4%
23,300		Oshkosh Truck Corp.	1,204,610
			1,204,610
		Auto Parts & Equipment: 0.5%
21,899		ArvinMeritor, Inc.	325,200
3,150		Bandag, Inc.	119,889
18,062		BorgWarner, Inc.	1,024,296
10,447		Modine Manufacturing Co.	243,311
			1,712,696
		Banks: 3.8%
41,891		Associated Banc-Corp.	1,321,242
15,984		Bank of Hawaii Corp.	780,339
15,505	L	Cathay General Bancorp.	578,181
13,157		City National Corp.	865,731
48,311		Colonial BancGroup, Inc.	1,183,136
15,072		Cullen/Frost Bankers, Inc.	888,645
24,690		FirstMerit Corp.	568,117
21,454		Greater Bay Bancorp.	610,795
20,115		Investors Financial Services Corp.	932,531
38,410		Mercantile Bankshares Corp.	1,418,481
47,890		TCF Financial Corp.	1,248,492
5,722	L	Texas Regional Bancshares, Inc.	218,981
16,500		Webster Financial Corp.	779,460
3,943	L	Westamerica Bancorp.	188,594
21,003		Wilmington Trust Corp.	925,182
			12,507,907

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.3% (continued)
		Beverages: 0.1%
18,779		PepsiAmericas, Inc.	$431,729
			431,729
		Biotechnology: 1.3%
22,107	@, L	Charles River Laboratories International, Inc.	898,428
16,577	@, L	Invitrogen Corp.	1,008,710
99,500	@, L	Millennium Pharmaceuticals, Inc.	1,080,570
35,050	@, L	PDL BioPharma, Inc.	690,485
13,700	@, L	Vertex Pharmaceuticals, Inc.	471,965
			4,150,158
		Building Materials: 0.5%
14,427	L	Florida Rock Industries, Inc.	536,540
14,230		Martin Marietta Materials, Inc.	1,171,983
			1,708,523
		Chemicals: 2.9%
28,756		Airgas, Inc.	1,030,040
11,796		Albemarle Corp.	647,600
8,000	L	Cabot Corp.	265,840
30,400	L	Chemtura Corp.	264,176
12,248		Cytec Industries, Inc.	653,431
13,300		Ferro Corp.	227,164
12,190		FMC Corp.	745,053
21,122		Lubrizol Corp.	918,596
63,988	L	Lyondell Chemical Co.	1,662,408
6,300		Minerals Technologies, Inc.	327,537
38,408		Olin Corp.	577,272
37,033		RPM International, Inc.	696,591
14,700	L	Sensient Technologies Corp.	295,764
42,612		Valspar Corp.	1,133,479
			9,444,951
		Coal: 1.1%
83,650		Peabody Energy Corp.	3,686,456
			3,686,456
		Commercial Services: 4.7%
27,491		Adesa, Inc.	607,276
21,289	@, L	Alliance Data Systems Corp.	1,075,946
6,996		Banta Corp.	329,162
51,750	@	Career Education Corp.	991,013
27,150	@, L	ChoicePoint, Inc.	981,473
36,738	@, L	Corinthian Colleges, Inc.	445,265
17,033		Corporate Executive Board Co.	1,492,772
18,200	@, L	DeVry, Inc.	406,770
18,149	@, L	Gartner, Inc.	282,943
11,663	@	ITT Educational Services, Inc.	770,808
4,971		Kelly Services, Inc.	135,758
22,742	@, L	Korn/Ferry International	464,392
16,208	@	Laureate Education, Inc.	778,308
37,387		Manpower, Inc.	2,209,946
32,173	@	MPS Group, Inc.	452,352
6,600	@, L	Navigant Consulting, Inc.	129,954
31,314		Pharmaceutical Product Development, Inc.	1,193,690
36,759	@, L	Quanta Services, Inc.	651,737
21,600	@, L	Rent-A-Center, Inc.	585,360
9,084		Rollins, Inc.	192,944

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.3% (continued)
14,719		Sotheby’s	$409,188
29,150	@, L	United Rentals, Inc.	631,389
14,850	@	Valassis Communications, Inc.	292,842
			15,511,288
		Computers: 3.6%
50,350	@	BISYS Group, Inc.	518,102
87,812	@	Cadence Design Systems, Inc.	1,442,751
61,744	@	Ceridian Corp.	1,473,829
17,750	@, L	Cognizant Technology Solutions Corp.	1,240,903
21,325		Diebold, Inc.	893,731
19,495	@, L	DST Systems, Inc.	1,150,790
10,794		Imation Corp.	427,766
23,669		Jack Henry & Associates, Inc.	453,498
24,900	@, L	Mentor Graphics Corp.	361,050
48,700	@, L	Palm, Inc.	709,072
27,645		Reynolds & Reynolds Co.	1,060,462
4,668	@, L	SRA International, Inc.	130,751
48,170	@	Synopsys, Inc.	913,303
68,186	@, L	Western Digital Corp.	1,247,804
			12,023,812
		Distribution/Wholesale: 0.7%
7,793	L	CDW Corp.	454,332
50,583	@, L	Ingram Micro, Inc.	910,494
23,703	@	Tech Data Corp.	826,998
			2,191,824
		Diversified Financial Services: 2.2%
31,820		AG Edwards, Inc.	1,680,732
69,084	@, L	AmeriCredit Corp.	1,622,783
16,141	L	Eaton Vance Corp.	429,189
20,757		IndyMac Bancorp., Inc.	811,599
31,138	L	Jefferies Group, Inc.	775,959
46,938	L	Raymond James Financial, Inc.	1,301,121
25,900		Waddell & Reed Financial, Inc.	601,398
			7,222,781
		Electric: 6.1%
36,478		Alliant Energy Corp.	1,334,730
116,150	@	Aquila, Inc.	531,967
10,384	L	Black Hills Corp.	361,467
39,427	L	DPL, Inc.	1,096,071
46,323		Energy East Corp.	1,123,333
24,612		Great Plains Energy, Inc.	751,158
25,330		Hawaiian Electric Industries	694,549
13,394		Idacorp, Inc.	514,597
56,864		MDU Resources Group, Inc.	1,393,168
47,163		Northeast Utilities	1,075,788
33,330		NSTAR	1,097,557
48,809		OGE Energy Corp.	1,817,647
59,304		Pepco Holdings, Inc.	1,505,729
21,800	L	PNM Resources, Inc.	625,006
36,246		Puget Energy, Inc.	820,247
36,550		SCANA Corp.	1,511,343
69,850	@, L	Sierra Pacific Resources	1,030,288
26,985		Westar Energy, Inc.	658,164
37,000		Wisconsin Energy Corp.	1,591,000
12,248		WPS Resources Corp.	629,302
			20,163,111

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.3% (continued)
		Electrical Components & Equipment: 1.0%
23,138		Ametek, Inc.	$992,157
19,262	@	Energizer Holdings, Inc.	1,287,857
18,727		Hubbell, Inc.	870,806
			3,150,820
		Electronics: 2.0%
27,903		Amphenol Corp.	1,603,585
37,482	@	Arrow Electronics, Inc.	1,045,748
19,400		Gentex Corp.	280,912
26,601	@	Kemet Corp.	218,926
16,910		National Instruments Corp.	469,422
24,166	@, L	Plexus Corp.	478,970
28,587	@	Thomas & Betts Corp.	1,290,989
10,819	@, L	Varian, Inc.	505,031
56,671	@	Vishay Intertechnology, Inc.	793,961
			6,687,544
		Engineering & Construction: 0.8%
5,100	@	Dycom Industries, Inc.	103,275
17,400	L	Granite Construction, Inc.	933,510
18,508	@	Jacobs Engineering Group, Inc.	1,611,862
			2,648,647
		Entertainment: 0.5%
10,966		International Speedway Corp.	530,754
15,950	@, L	Macrovision Corp.	371,316
19,900	@, L	Scientific Games Corp.	578,493
			1,480,563
		Environmental Control: 0.8%
3,279		Mine Safety Appliances Co.	116,241
37,530		Republic Services, Inc.	1,455,413
14,010	@, L	Stericycle, Inc.	934,327
			2,505,981
		Food: 1.1%
39,270		Hormel Foods Corp.	1,439,246
18,426		JM Smucker Co.	896,056
4,309		Ruddick Corp.	111,129
30,800	@	Smithfield Foods, Inc.	924,924
10,909	L	Tootsie Roll Industries, Inc.	316,470
			3,687,825
		Forest Products & Paper: 0.5%
7,100		Bowater, Inc.	161,383
12,371		Glatfelter	177,524
20,136		Longview Fibre Co.	419,634
23,832		Rayonier, Inc.	941,364
			1,699,905
		Gas: 1.0%
24,612		AGL Resources, Inc.	895,631
35,700	L	Oneok, Inc.	1,366,239
23,515		Vectren Corp.	648,073
15,405	L	WGL Holdings, Inc.	478,633
			3,388,576

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.3% (continued)
		Hand/Machine Tools: 0.2%
13,200		Lincoln Electric Holdings, Inc.	$726,396
			726,396
		Healthcare - Products: 4.5%
8,700	@, L	Advanced Medical Optics, Inc.	418,905
19,948		Beckman Coulter, Inc.	1,092,552
48,163	@, L	Cytyc Corp.	1,150,614
84,830		Dentsply International, Inc.	2,763,761
25,112	@	Edwards Lifesciences Corp.	1,172,479
22,064	@	Gen-Probe, Inc.	1,072,531
27,522	@, L	Henry Schein, Inc.	1,372,522
18,851		Hillenbrand Industries, Inc.	1,075,827
11,400	@, L	Intuitive Surgical, Inc.	1,076,160
28,105		Steris Corp.	668,337
16,500	@	Techne Corp.	839,850
40,950	@, L	Varian Medical Systems, Inc.	2,182,635
			14,886,173
		Healthcare - Services: 2.4%
13,918	@	Apria Healthcare Group, Inc.	283,788
30,583	@	Community Health Systems, Inc.	1,185,397
20,103	@	Covance, Inc.	1,263,876
61,950	@	Health Net, Inc.	2,590,130
17,500	@	LifePoint Hospitals, Inc.	595,875
29,563	@, L	Lincare Holdings, Inc.	1,094,718
16,775		Universal Health Services, Inc.	949,801
			7,963,585
		Holding Companies - Diversified: 0.7%
88,326	L	Leucadia National Corp.	2,272,628
			2,272,628
		Home Builders: 0.1%
10,950	L	Thor Industries, Inc.	461,871
			461,871
		Home Furnishings: 0.1%
15,289	L	Furniture Brands International, Inc.	292,784
			292,784
		Household Products/Wares: 0.8%
26,555		American Greetings Corp.	651,129
8,250		Blyth, Inc.	177,210
20,487		Church & Dwight Co., Inc.	788,750
14,007	L	Scotts Miracle-Gro Co.	601,180
16,043		Tupperware Corp.	288,934
			2,507,203
		Insurance: 7.5%
19,671	L	American Financial Group, Inc.	919,029
12,598		AmerUs Group Co.	854,144
12,200		Arthur J Gallagher & Co.	326,960
34,552		Brown & Brown, Inc.	1,034,487
20,481	@@	Everest Re Group Ltd.	1,924,804
55,292		Fidelity National Financial, Inc.	2,224,397
30,586		First American Corp.	1,242,403
21,725		Hanover Insurance Group, Inc.	966,763
59,753		HCC Insurance Holdings, Inc.	1,941,375
15,515		Horace Mann Educators Corp.	284,855

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.3% (continued)
14,903		Mercury General Corp.	$749,174
19,692		Ohio Casualty Corp.	511,007
72,665		Old Republic International Corp.	1,518,699
48,000		PMI Group, Inc.	2,075,520
21,558		Protective Life Corp.	992,315
44,307		Radian Group, Inc.	2,653,103
16,835		Stancorp Financial Group, Inc.	784,006
14,053		Unitrin, Inc.	616,646
90,993		WR Berkley Corp.	3,184,755
			24,804,442
		Internet: 1.4%
14,493	@	Avocent Corp.	438,123
28,100	@, L	Checkfree Corp.	1,005,980
12,450	@	F5 Networks, Inc.	623,621
85,750	@	McAfee, Inc.	1,951,670
23,900	@, L	RSA Security, Inc.	665,615
			4,685,009
		Iron/Steel: 0.7%
33,500		Reliance Steel & Aluminum Co.	1,097,795
22,877		Steel Dynamics, Inc.	1,207,677
			2,305,472
		Leisure Time: 0.0%
8,100		Callaway Golf Co.	108,621
			108,621
		Lodging: 0.1%
5,528	L	Boyd Gaming Corp.	199,892
			199,892
		Machinery - Construction & Mining: 0.5%
39,100		Joy Global, Inc.	1,702,414
			1,702,414
		Machinery - Diversified: 1.1%
28,100	@, L	AGCO Corp.	698,285
17,300	@	Flowserve Corp.	884,722
29,154	L	Graco, Inc.	1,102,021
17,647		Nordson Corp.	706,586
5,900	@, L	Tecumseh Products Co.	87,615
			3,479,229
		Media: 1.0%
27,926		Belo Corp.	455,194
10,200	@	Emmis Communications Corp.	124,746
4,084	L	Entercom Communications Corp.	103,774
14,468		Lee Enterprises, Inc.	358,228
12,200	L	Reader’s Digest Association, Inc.	156,282
11,302	@	Scholastic Corp.	339,738
2,287		Washington Post	1,755,890
20,248		Westwood One, Inc.	148,418
			3,442,270
		Metal Fabricate/Hardware: 0.9%
38,050		Commercial Metals Co.	821,500
16,970		Precision Castparts Corp.	991,727
26,581		Timken Co.	851,655
21,998		Worthington Industries	420,382
			3,085,264

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.3% (continued)
		Miscellaneous Manufacturing: 2.5%
9,681		Carlisle Cos., Inc.	$827,726
21,018		Crane Co.	840,300
20,682	L	Donaldson Co., Inc.	690,365
15,159		Federal Signal Corp.	236,632
13,090		Harsco Corp.	1,041,440
4,064		Lancaster Colony Corp.	179,385
31,448		Pentair, Inc.	940,295
27,000		Roper Industries, Inc.	1,252,260
18,473		SPX Corp.	975,374
21,656		Teleflex, Inc.	1,208,621
			8,192,398
		Office Furnishings: 0.5%
35,703		Herman Miller, Inc.	1,008,253
16,051		HNI, Corp.	640,435
			1,648,688
		Oil & Gas: 5.8%
37,215	@	Denbury Resources, Inc.	1,154,037
48,568		ENSCO International, Inc.	2,170,504
44,218		Helmerich & Payne, Inc.	1,084,668
39,950	@	Newfield Exploration Co.	1,727,438
95,161		Noble Energy, Inc.	4,702,857
53,100		Patterson-UTI Energy, Inc.	1,454,940
40,900	L	Pioneer Natural Resources Co.	1,705,939
31,456		Pogo Producing Co.	1,396,961
69,100	@	Pride International, Inc.	1,791,763
53,000	@, L	Southwestern Energy Co.	1,820,550
			19,009,657
		Oil & Gas Services: 1.7%
36,531	@	Cameron International Corp.	1,750,200
8,600	@	FMC Technologies, Inc.	505,852
41,350	@	Grant Prideco, Inc.	1,717,266
11,576	@, L	Hanover Compressor Co.	217,860
31,800	L	Tidewater, Inc.	1,513,998
			5,705,176
		Packaging & Containers: 0.5%
19,423	L	Packaging Corp. of America	449,448
31,441		Sonoco Products Co.	1,052,645
			1,502,093
		Pharmaceuticals: 1.5%
18,674	@, L	Cephalon, Inc.	1,064,791
38,257		Omnicare, Inc.	1,733,425
25,396		Perrigo Co.	409,891
13,800	@	Sepracor, Inc.	648,738
11,600		Valeant Pharmaceuticals International	228,056
25,817	@, L	VCA Antech, Inc.	914,438
			4,999,339
		Pipelines: 1.0%
26,260		National Fuel Gas Co.	1,002,344
27,058		Questar Corp.	2,341,599
			3,343,943

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.3% (continued)
		Real Estate Investment Trusts: 3.7%
27,800		AMB Property Corp.	$1,552,074
34,650		Developers Diversified Realty Corp.	1,874,565
6,800		Highwoods Properties, Inc.	256,632
22,200		Hospitality Properties Trust	1,028,304
11,273	L	Liberty Property Trust	539,639
22,700		Macerich Co.	1,694,782
19,307		Mack-Cali Realty Corp.	1,026,167
13,271	L	New Plan Excel Realty Trust	366,147
21,687		Regency Centers Corp.	1,458,884
42,496	L	United Dominion Realty Trust, Inc.	1,296,553
25,543		Weingarten Realty Investors	1,083,534
			12,177,281
		Retail: 9.4%
19,451	@, L	99 Cents Only Stores	220,963
27,841		Abercrombie & Fitch Co.	1,796,580
33,475		Advance Auto Parts, Inc.	1,008,267
23,300	@, L	Aeropostale, Inc.	591,820
70,800	L	American Eagle Outfitters	2,735,004
39,481	@	AnnTaylor Stores Corp.	1,571,344
9,425		Applebees International, Inc.	195,569
16,350		Barnes & Noble, Inc.	594,486
20,850	@	BJ’s Wholesale Club, Inc.	549,398
11,227		Bob Evans Farms, Inc.	318,173
8,000	L	Borders Group, Inc.	153,040
26,321		Brinker International, Inc.	1,012,569
33,200	@, L	Carmax, Inc.	1,251,308
9,550		CBRL Group, Inc.	361,372
34,400	@	Charming Shoppes, Inc.	452,704
24,191	@	Cheesecake Factory	602,114
56,553	@	Chico’s FAS, Inc.	1,042,837
52,663		Claire’s Stores, Inc.	1,439,280
8,633	@, L	Copart, Inc.	242,328
55,843	@, L	Dollar Tree Stores, Inc.	1,607,162
49,106		Foot Locker, Inc.	1,183,455
18,800	@, L	GameStop Corp.	821,184
56,400		Michaels Stores, Inc.	2,428,020
16,900		MSC Industrial Direct Co.	665,184
35,071	@, L	O’Reilly Automotive, Inc.	1,041,258
9,150	@, L	Pacific Sunwear of California	122,244
36,200	@	Payless Shoesource, Inc.	849,252
43,350		Petsmart, Inc.	1,088,085
14,200		Regis Corp.	520,998
76,765		Ross Stores, Inc.	1,879,975
18,427	L	Ruby Tuesday, Inc.	475,785
42,600	L	Saks, Inc.	614,718
49,200		Williams-Sonoma, Inc.	1,449,432
			30,885,908
		Savings & Loans: 0.8%
26,250		Astoria Financial Corp.	805,875
34,618		First Niagara Financial Group, Inc.	517,885
33,200		New York Community Bancorp., Inc.	544,812
36,527		Washington Federal, Inc.	811,630
			2,680,202
		Semiconductors: 4.3%
130,458	@	Atmel Corp.	752,743
7,700	@, L	Cabot Microelectronics Corp.	242,088

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.3% (continued)
24,325	@, L	Cree, Inc.	$452,932
51,850	@	Fairchild Semiconductor International, Inc.	934,856
62,020	@, L	Integrated Device Technology, Inc.	1,068,605
43,750		Intersil Corp.	1,109,063
75,561	@, L	Lam Research Corp.	3,233,255
35,350	@	Lattice Semiconductor Corp.	258,762
70,470	@	MEMC Electronic Materials, Inc.	2,725,780
19,750	@, L	Micrel, Inc.	197,895
67,750		Microchip Technology, Inc.	2,314,340
22,500	@	Semtech Corp.	294,075
14,050	@	Silicon Laboratories, Inc.	495,544
42,875	@	Triquint Semiconductor, Inc.	211,374
			14,291,312
		Software: 2.8%
24,000		Acxiom Corp.	582,960
8,366	@, L	Advent Software, Inc.	273,987
20,317	@	CSG Systems International	546,934
20,738	@	Dun & Bradstreet Corp.	1,458,089
27,901		Fair Isaac Corp.	976,814
28,896		Fidelity National Information Services, Inc.	1,058,749
45,092		MoneyGram International, Inc.	1,415,889
19,488		SEI Investments Co.	994,668
49,631	@, L	Sybase, Inc.	1,144,987
12,166	@	Transaction Systems Architects, Inc.	403,546
20,648	@, L	Wind River Systems, Inc.	209,990
			9,066,613
		Telecommunications: 2.2%
117,091	@, L	3Com Corp.	518,713
20,900	L	Adtran, Inc.	519,783
74,805	@	Cincinnati Bell, Inc.	377,765
18,066	@, L	CommScope, Inc.	527,708
57,331		Harris Corp.	2,517,978
10,142	@	Newport Corp.	178,803
27,600	@, L	Polycom, Inc.	656,604
23,600	@	RF Micro Devices, Inc.	156,232
32,523		Telephone & Data Systems, Inc.	1,379,300
56,500	@, L	Utstarcom, Inc.	463,865
			7,296,751
		Textiles: 0.4%
16,943	@, L	Mohawk Industries, Inc.	1,200,920
			1,200,920
		Transportation: 2.7%
5,511	L	Alexander & Baldwin, Inc.	241,712
54,932		CH Robinson Worldwide, Inc.	2,516,984
15,980		Con-way, Inc.	764,643
67,494	L	Expeditors International Washington, Inc.	2,690,981
38,150	L	JB Hunt Transport Services, Inc.	749,648
15,600	L	Overseas Shipholding Group	1,040,520
16,700	@, L	Swift Transportation Co., Inc.	387,273
18,045	@, L	YRC Worldwide, Inc.	663,695
			9,055,456
		Trucking & Leasing: 0.2%
15,922		GATX Corp.	590,865
			590,865
		Total Common Stock (Cost $268,720,770)	327,386,985

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 19.0%
	Repurchase Agreement: 0.8%
$2,795,000	Goldman Sachs Repurchase Agreement dated 08/31/06, 5.260%, due 09/01/06, $2,795,408 to be received upon repurchase (Collateralized by $2,123,000 U.S. Treasury, 8.000%, Market Value plus accrued interest $2,852,035, due 11/15/21).		$2,795,000

	Total Repurchase Agreement
	(Cost $2,795,000)		2,795,000

	Securities Lending Collateralcc: 18.2%
59,945,702	The Bank of New York Institutional Cash Reserve Fund		59,945,702

	Total Securities Lending Collateral
	(Cost $59,945,702)		59,945,702

	Total Short-Term Investments
	(Cost $62,740,702)		62,740,702

	Total Investments in Securities
	(Cost $331,461,472)*	118.3%	$390,127,687
	Other Assets and Liabilities - Net	(18.3)	(60,364,873)
	Net Assets	100.0%	$329,762,814

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
*	Cost for federal income tax purposes is $335,946,767.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$60,400,742
	Gross Unrealized Depreciation	(6,219,822)
	Net Unrealized Appreciation	$54,180,920

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.8%
		Advertising: 0.4%
4,258		Advo, Inc.	$121,736
14,352	@	inVentiv Health, Inc.	446,778
			568,514
		Aerospace/Defense: 1.6%
8,693	@, L	Armor Holdings, Inc.	459,599
12,220		Curtiss-Wright Corp.	379,920
4,320		EDO Corp.	100,786
7,153	@	Esterline Technologies Corp.	250,570
16,100	@	Gencorp, Inc.	221,697
2,739		Kaman Corp.	49,055
10,679	@	Moog, Inc.	348,669
13,400	@	Teledyne Technologies, Inc.	513,756
4,680		Triumph Group, Inc.	205,733
			2,529,785
		Agriculture: 0.3%
25,200		Alliance One International, Inc.	101,556
9,720		Delta & Pine Land Co.	393,271
			494,827
		Airlines: 0.6%
14,721	@, L	Mesa Air Group, Inc.	116,296
31,967		Skywest, Inc.	772,642
			888,938
		Apparel: 2.4%
1,391	@	Ashworth, Inc.	9,667
5,400	@, L	Deckers Outdoor Corp.	221,454
16,278	@	Gymboree Corp.	546,127
9,432		K-Swiss, Inc.	259,474
12,511	L	Kellwood Co.	342,927
4,270		Oxford Industries, Inc.	175,412
18,860		Phillips-Van Heusen	728,750
33,508	@, L	Quiksilver, Inc.	469,112
7,500	@, L	Skechers USA, Inc.	169,800
9,832		Stride Rite Corp.	135,190
27,473		Wolverine World Wide, Inc.	693,144
			3,751,057
		Auto Manufacturers: 0.1%
2,100	@, L	ASV, Inc.	32,277
9,000		Wabash National Corp.	124,110
			156,387
		Auto Parts & Equipment: 0.2%
4,700	@, L	Keystone Automotive Industries, Inc.	161,633
5,160		Superior Industries International	87,256
			248,889
		Banks: 6.4%
7,100		Bank Mutual Corp.	87,401
10,240		Boston Private Financial Holdings, Inc.	255,590

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
11,280		Central Pacific Financial Corp.	$408,223
13,525		Chittenden Corp.	390,196
9,398		Community Bank System, Inc.	205,534
17,841		East-West Bancorp., Inc.	722,561
31,645	@@, L	First Bancorp.	290,818
7,200	L	First Commonwealth Financial Corp.	92,592
3,838		First Indiana Corp.	93,839
14,390		First Midwest Bancorp., Inc.	537,467
6,492	L	First Republic Bank	276,689
25,461	L	Fremont General Corp.	363,583
3,738		Glacier Bancorp., Inc.	121,410
15,533		Hanmi Financial Corp.	303,204
5,250		Independent Bank Corp.	131,775
7,106		Irwin Financial Corp.	135,298
5,879	L	Nara Bancorp., Inc.	108,762
5,100	L	PrivateBancorp, Inc.	226,440
7,351		Prosperity Bancshares, Inc.	259,343
8,776	L	Provident Bankshares Corp.	328,924
21,646		Republic Bancorp. Inc.	279,883
22,309		South Financial Group, Inc.	603,012
4,800		Sterling Bancorp.	93,264
13,289		Sterling Bancshares, Inc.	275,614
20,566		Susquehanna Bancshares, Inc.	503,250
21,789		Trustco Bank Corp.	239,679
13,029	L	UCBH Holdings, Inc.	236,346
16,678		Umpqua Holdings Corp.	456,477
10,601		United Bankshares, Inc.	395,099
33,059		Whitney Holding Corp.	1,162,685
3,800	L	Wilshire Bancorp., Inc.	73,834
6,832		Wintrust Financial Corp.	343,718
			10,002,510
		Beverages: 0.3%
15,275	@, L	Hansen Natural Corp.	420,368
1,600	@, L	Peet’s Coffee & Tea, Inc.	40,336
			460,704
		Biotechnology: 0.4%
7,310	@	Arqule, Inc.	37,135
6,490	@, L	Enzo Biochem, Inc.	82,942
4,490	@, L	Integra LifeSciences Holdings Corp.	172,685
12,853	@	Regeneron Pharmaceuticals, Inc.	204,106
22,205	@	Savient Pharmaceuticals, Inc.	143,888
			640,756
		Building Materials: 1.2%
5,491		Apogee Enterprises, Inc.	82,420
3,683	@, L	Drew Industries, Inc.	96,163
2,100	L	ElkCorp	59,157
16,742		Lennox International, Inc.	394,107
8,020	@, L	NCI Building Systems, Inc.	435,807
10,640	L	Simpson Manufacturing Co., Inc.	280,364
7,200		Texas Industries, Inc.	337,968
4,814	L	Universal Forest Products, Inc.	234,731
			1,920,717
		Chemicals: 1.5%
6,268		Arch Chemicals, Inc.	173,874
9,800	L	Georgia Gulf Corp.	260,092
29,416		HB Fuller Co.	565,670

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
7,346		MacDermid, Inc.	$210,463
7,700	@	OM Group, Inc.	308,000
11,980	@	Omnova Solutions, Inc.	67,328
4,420		Penford Corp.	69,129
45,253	@, L	PolyOne Corp.	392,344
2,860		Quaker Chemical Corp.	54,054
8,497	L	Schulman A, Inc.	200,444
10,000		Tronox, Inc.	129,000
			2,430,398
		Commercial Services: 3.7%
13,812		Aaron Rents, Inc.	323,339
9,700	L	ABM Industries, Inc.	174,503
6,789		Administaff, Inc.	234,560
8,740		Arbitron, Inc.	327,925
3,300	@, L	Bankrate, Inc.	93,786
8,330	L	Bowne & Co., Inc.	128,449
4,515	L	Central Parking Corp.	75,130
7,691		Chemed Corp.	303,102
6,959	@, L	Coinstar, Inc.	182,674
4,566	@	Consolidated Graphics, Inc.	283,914
2,386		CPI Corp.	94,080
6,100	@	Cross Country Healthcare, Inc.	100,162
7,700		Gevity HR, Inc.	197,967
6,969		Healthcare Services Group	158,127
8,076	@	Heidrick & Struggles International, Inc.	287,183
5,555	@	Kendle International, Inc.	146,763
21,266	@	Labor Ready, Inc.	364,287
17,502	@	Live Nation, Inc.	367,192
5,390		MAXIMUS, Inc.	143,482
3,100	@, L	Midas, Inc.	60,636
3,694	@	NCO Group, Inc.	96,783
4,924	@, L	On Assignment, Inc.	46,926
7,919	@	Parexel International Corp.	262,119
3,209	@, L	Pharmanet Development Group	62,800
2,562	L	Pre-Paid Legal Services, Inc.	96,229
6,133	@	Rewards Network, Inc.	26,679
16,685	@	Spherion Corp.	124,637
2,520		Startek, Inc.	28,652
2,281	@	Universal Technical Institute, Inc.	42,084
4,311	@, L	Vertrue, Inc.	182,743
6,090		Viad Corp.	215,769
4,040	@, L	Volt Information Sciences, Inc.	172,266
12,114		Watson Wyatt Worldwide, Inc.	480,441
			5,885,389
		Computers: 2.9%
10,392		Agilysys, Inc.	140,500
9,114	@	CACI International, Inc.	483,589
9,165	@	Carreker Corp.	60,031
2,290	@	Catapult Communications Corp.	22,236
15,756	@	Ciber, Inc.	104,147
17,036		Factset Research Systems, Inc.	751,288
8,760	@, L	Komag, Inc.	315,010
8,962	@	Kronos, Inc.	273,520
10,757	@	Manhattan Associates, Inc.	249,670
2,400	@	Mercury Computer Systems, Inc.	29,808
19,310	@	Micros Systems, Inc.	924,177
5,309		MTS Systems Corp.	178,223

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
9,370	@, L	Radisys Corp.	$221,788
11,300	@, L	SYKES Enterprises, Inc.	227,243
12,321	@	Synaptics, Inc.	311,598
8,261	L	Talx Corp.	204,047
			4,496,875
		Distribution/Wholesale: 1.9%
14,623	@	Brightpoint, Inc.	243,327
11,398	L	Building Materials Holding Corp.	297,716
13,397	@	LKQ Corp.	278,256
11,516		Owens & Minor, Inc.	370,470
15,381	L	Pool Corp.	585,555
7,490	@, L	Scansource, Inc.	232,490
15,708	@	United Stationers, Inc.	719,898
7,170	L	Watsco, Inc.	315,050
			3,042,762
		Diversified Financial Services: 1.4%
6,970	L	Financial Federal Corp.	182,614
16,987	@	Investment Technology Group, Inc.	784,969
23,699	@, L	LaBranche & Co., Inc.	196,702
6,087	@	Piper Jaffray Cos.	356,576
4,631	@, L	Portfolio Recovery Associates, Inc.	183,943
4,514		SWS Group, Inc.	111,044
9,000	@	TradeStation Group, Inc.	131,850
5,278	@, L	World Acceptance, Corp.	210,962
			2,158,660
		Electric: 1.3%
8,975		Allete, Inc.	412,312
14,390		Avista Corp.	348,814
2,990		Central Vermont Public Service Corp.	67,514
1,563	L	CH Energy Group, Inc.	76,775
16,724		Cleco Corp.	417,431
13,259	@	El Paso Electric Co.	317,023
1,410		Green Mountain Power Corp.	46,995
1,560		UIL Holdings Corp.	57,002
10,393	L	Unisource Energy Corp.	358,662
			2,102,528
		Electrical Components & Equipment: 0.9%
8,500	@	Advanced Energy Industries, Inc.	122,145
16,703		Belden Cdt, Inc.	596,965
5,574	@, L	Greatbatch, Inc.	136,340
4,305	@	Intermagnetics General Corp.	117,225
8,705	@	Littelfuse, Inc.	314,338
5,614		Vicor Corp.	70,512
			1,357,525
		Electronics: 4.2%
4,141		Bel Fuse, Inc.	153,093
7,500	@	Benchmark Electronics, Inc.	187,050
15,313	L	Brady Corp.	584,957
11,114	@	Checkpoint Systems, Inc.	201,719
12,095	@, L	Coherent, Inc.	438,565
8,710		CTS Corp.	128,037
4,532		Cubic Corp.	91,229
11,182	@, L	Cymer, Inc.	460,139
9,098		Daktronics, Inc.	189,875
5,935	@, L	Dionex Corp.	299,243

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
10,522	@	Electro Scientific Industries, Inc.	$209,493
7,286	@, L	FEI Co.	151,257
20,409	@, L	Flir Systems, Inc.	565,329
7,740	@, L	Itron, Inc.	433,285
3,140		Keithley Instruments, Inc.	35,513
8,388		Methode Electronics, Inc.	66,601
6,910		Park Electrochemical Corp.	180,351
9,331	@, L	Paxar Corp.	181,675
9,520	@	Planar Systems, Inc.	93,582
5,100	@, L	Rogers Corp.	295,902
5,460	@, L	Sonic Solutions, Inc.	81,955
11,701		Technitrol, Inc.	331,255
16,113	@	Trimble Navigation Ltd.	789,054
7,280		Watts Water Technologies, Inc.	225,753
8,604		Woodward Governor Co.	289,697
			6,664,609
		Energy - Alternate Sources: 0.2%
12,173	@, L	Headwaters, Inc.	269,267
			269,267
		Engineering & Construction: 0.9%
12,547	@	EMCOR Group, Inc.	695,606
6,916	@, L	Insituform Technologies, Inc.	158,722
12,946	@	URS Corp.	524,960
			1,379,288
		Entertainment: 0.3%
13,911	@	Pinnacle Entertainment, Inc.	358,626
4,055	@, L	Shuffle Master, Inc.	112,851
			471,477
		Environmental Control: 0.8%
8,861	@, L	Aleris International, Inc.	454,303
16,649	@	Tetra Tech, Inc.	276,373
12,855	@, L	Waste Connections, Inc.	472,678
			1,203,354
		Food: 2.3%
4,520	L	American Italian Pasta Co.	36,748
29,041		Corn Products International, Inc.	1,001,915
15,219		Flowers Foods, Inc.	413,196
4,400	L	Great Atlantic & Pacific Tea Co.	100,892
11,066	@, L	Hain Celestial Group, Inc.	260,604
5,368		J&J Snack Foods Corp.	170,005
8,067		Lance, Inc.	184,008
3,101		Nash Finch Co.	70,858
13,587	@, L	Performance Food Group Co.	334,376
13,096	@	Ralcorp Holdings, Inc.	647,859
8,862	@	TreeHouse Foods, Inc.	225,981
4,900	@, L	United Natural Foods, Inc.	142,345
			3,588,787
		Forest Products & Paper: 0.5%
6,706	@, L	Caraustar Industries, Inc.	50,764
3,040		Deltic Timber Corp.	144,187
1,700		Neenah Paper, Inc.	57,069
13,180		Rock-Tenn Co.	254,638
3,657		Schweitzer-Mauduit International, Inc.	69,483

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
14,803		Wausau Paper Corp.	$201,469
			777,610
		Gas: 3.1%
24,457		Atmos Energy Corp.	704,362
3,316		Cascade Natural Gas Corp.	85,055
22,547		Energen Corp.	983,951
7,377		Laclede Group, Inc.	240,416
8,227		New Jersey Resources Corp.	408,553
8,061		Northwest Natural Gas Co.	308,333
3,432		South Jersey Industries, Inc.	99,494
30,006	L	Southern Union Co.	829,366
11,592		Southwest Gas Corp.	390,650
31,996		UGI Corp.	793,501
			4,843,681
		Hand/Machine Tools: 0.4%
7,248		Baldor Electric Co.	214,613
9,095		Regal-Beloit Corp.	392,540
			607,153
		Healthcare - Products: 4.6%
20,256	@, L	American Medical Systems Holdings, Inc.	355,695
7,800	@, L	Arthrocare Corp.	355,758
6,855	@, L	Biosite, Inc.	301,620
2,714		Datascope Corp.	89,372
2,994	@	DJO, Inc.	115,479
8,000	@	Haemonetics Corp.	372,640
14,580	@, L	Hologic, Inc.	629,564
4,150	@	ICU Medical, Inc.	182,642
9,289	@, L	Idexx Laboratories, Inc.	854,681
19,859	@	Immucor, Inc.	412,471
9,210		Invacare Corp.	213,764
6,190		LCA-Vision, Inc.	272,546
11,130	L	Mentor Corp.	540,250
10,607	@	Osteotech, Inc.	39,882
6,800	@, L	Palomar Medical Technologies, Inc.	269,960
3,380	@, L	Possis Medical, Inc.	32,042
22,436	@, L	Resmed, Inc.	912,696
21,608	@	Respironics, Inc.	797,551
4,580	@, L	SurModics, Inc.	160,208
9,300	@	Viasys Healthcare, Inc.	246,636
1,348		Vital Signs, Inc.	73,129
			7,228,586
		Healthcare - Services: 3.2%
25,623	@, L	AMERIGROUP Corp.	808,149
8,490	@, L	Amsurg Corp.	204,354
12,411	@, L	Centene Corp.	191,750
5,800	@	Genesis Healthcare Corp.	264,132
7,475	@	Gentiva Health Services, Inc.	135,073
13,790	@, L	Healthways, Inc.	711,840
18,924	@, L	Odyssey Healthcare, Inc.	303,541
14,180	@	Pediatrix Medical Group, Inc.	649,444
1,211	@	RehabCare Group, Inc.	17,777
24,926	@, L	Sierra Health Services, Inc.	1,069,325
12,116	@, L	Sunrise Senior Living, Inc.	357,543
12,825	@, L	United Surgical Partners International, Inc.	361,922
			5,074,850

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
		Home Builders: 1.1%
18,981	@, L	Champion Enterprises, Inc.	$129,450
3,420		Coachmen Industries, Inc.	34,234
6,500	@, L	Meritage Homes Corp.	266,175
5,465		Monaco Coach Corp.	57,710
1,930	@, L	NVR, Inc.	991,345
1,480		Skyline Corp.	57,735
8,440		Winnebago Industries	246,448
			1,783,097
		Home Furnishings: 0.4%
3,842	@	Audiovox Corp.	56,900
9,535	L	Ethan Allen Interiors, Inc.	321,806
13,379	L	La-Z-Boy, Inc.	186,637
			565,343
		Household Products/Wares: 0.8%
5,931		CNS, Inc.	167,254
13,400	@	Fossil, Inc.	252,188
7,769		John H. Harland Co.	290,250
15,981	@, L	Playtex Products, Inc.	210,150
1,467		Russ Berrie & Co., Inc.	20,142
10,940	@, L	Spectrum Brands, Inc.	87,082
4,760		WD-40 Co.	165,410
			1,192,476
		Housewares: 0.6%
1,208	L	National Presto Industries, Inc.	65,715
21,465		Toro Co.	858,815
			924,530
		Insurance: 3.7%
12,267		Delphi Financial Group	476,941
10,685		Hilb Rogal & Hobbs Co.	462,340
9,220		Infinity Property & Casualty Corp.	349,899
8,730		Landamerica Financial Group, Inc.	552,085
27,577	@	Philadelphia Consolidated Holding Co.	997,184
5,965		Presidential Life Corp.	140,595
13,049	@	ProAssurance Corp.	656,365
6,392		RLI Corp.	312,569
7,594		Safety Insurance Group, Inc.	390,483
2,912	@	SCPIE Holdings, Inc.	69,335
13,780	L	Selective Insurance Group	716,836
4,552		Stewart Information Services Corp.	155,269
14,490		Zenith National Insurance Corp.	547,722
			5,827,623
		Internet: 1.4%
3,020	@, L	Blue Coat Systems, Inc.	51,370
9,960	@, L	Digital Insight Corp.	259,060
14,150	@	Infospace, Inc.	314,555
9,932	@, L	Internet Security Systems	274,719
14,420	@, L	j2 Global Communications, Inc.	362,375
3,935	@	PC-Tel, Inc.	41,436
12,279	@, L	Secure Computing Corp.	77,972
5,711	@, L	Stamps.com, Inc.	108,737
27,684		United Online, Inc.	317,535
4,110	@, L	WebEx Communications, Inc.	146,727

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
13,980	@, L	Websense, Inc.	$288,967
			2,243,453
		Iron/Steel: 1.5%
6,587		Carpenter Technology Corp.	631,298
11,567	@	Chaparral Steel Co.	826,115
17,432	L	Cleveland-Cliffs, Inc.	635,745
1,920	@	Material Sciences Corp.	18,298
7,522	L	Ryerson, Inc.	159,316
4,609		Steel Technologies, Inc.	102,504
			2,373,276
		Leisure Time: 0.5%
5,300		Arctic Cat, Inc.	88,139
8,400	@, L	Bally Total Fitness Holding Corp.	25,200
7,863	@, L	Multimedia Games, Inc.	75,328
11,935	L	Polaris Industries, Inc.	454,724
5,900	@, L	WMS Industries, Inc.	158,120
			801,511
		Lodging: 0.4%
10,690	@	Aztar Corp.	560,904
6,264		Marcus Corp.	128,850
			689,754
		Machinery - Construction & Mining: 0.4%
4,336	@	Astec Industries, Inc.	102,286
31,060		JLG Industries, Inc.	542,308
			644,594
		Machinery - Diversified: 2.9%
11,598		Albany International Corp.	405,002
14,521		Applied Industrial Technologies, Inc.	328,320
14,689		Briggs & Stratton Corp.	413,495
13,448		Cognex Corp.	343,327
20,543	@	Gardner Denver, Inc.	738,932
7,767	@, L	Gerber Scientific, Inc.	119,767
15,573		IDEX Corp.	653,910
4,940		Lindsay Manufacturing Co.	140,889
30,734		Manitowoc Co., Inc.	1,358,443
3,359		Robbins & Myers, Inc.	96,739
			4,598,824
		Media: 0.1%
19,900	@, L	Radio One, Inc.	122,186
			122,186
		Metal Fabricate/Hardware: 1.2%
5,030		AM Castle & Co.	142,148
7,360		Kaydon Corp.	280,490
1,907		Lawson Products	73,610
10,787		Mueller Industries, Inc.	413,358
6,805	@	NS Group, Inc.	309,764
11,060		Quanex Corp.	379,690
4,876		Valmont Industries, Inc.	254,332
			1,853,392
		Mining: 0.4%
2,600	L	Amcol International Corp.	60,372
6,500	@, L	Century Aluminum Co.	225,615

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
6,800	@, L	RTI International Metals, Inc.	$294,916
			580,903
		Miscellaneous Manufacturing: 2.4%
22,721		Acuity Brands, Inc.	970,868
8,275		AO Smith Corp.	331,910
10,959		Aptargroup, Inc.	564,389
9,840		Barnes Group, Inc.	161,573
7,745	@, L	Ceradyne, Inc.	341,322
14,996		Clarcor, Inc.	449,130
10,350	@	EnPro Industries, Inc.	325,404
6,065	@	Griffon Corp.	143,498
1,630	@	Lydall, Inc.	13,904
1,100	@, I, L, X	Mascotech, Inc.	—
15,476		Myers Industries, Inc.	254,271
2,287		Standex International Corp.	67,352
4,920	L	Sturm Ruger & Co., Inc.	36,900
6,848		Tredegar Corp.	112,992
			3,773,513
		Office Furnishings: 0.1%
13,675	@	Interface, Inc.	173,809
			173,809
		Office/Business Equipment: 0.2%
14,288	@	Global Imaging Systems, Inc.	313,336
			313,336
		Oil & Gas: 4.6%
3,100	@, L	Atwood Oceanics, Inc.	133,300
14,226		Cabot Oil & Gas Corp.	726,380
41,268		Cimarex Energy Co.	1,580,564
44,341		Frontier Oil Corp.	1,449,951
5,574		Penn Virginia Corp.	395,698
4,748	@	Petroleum Development Corp.	202,740
22,364	L	St. Mary Land & Exploration Co.	912,451
10,948	@	Stone Energy Corp.	483,573
14,447	@, L	Swift Energy Co.	632,201
13,542	@	Unit Corp.	713,799
			7,230,657
		Oil & Gas Services: 3.6%
794	@, L	Dril-Quip, Inc.	60,971
26,830	@	Helix Energy Solutions Group, Inc.	1,031,882
5,900	@	Hydril	386,155
6,440	@, L	Input/Output, Inc.	64,207
12,309	@	Lone Star Technologies	557,967
4,339		Lufkin Industries, Inc.	273,357
10,949	@, L	Maverick Tube Corp.	703,692
15,720	@	Oceaneering International, Inc.	565,448
10,999	@, L	SEACOR Holdings, Inc.	957,243
10,529	@, L	Veritas DGC, Inc.	627,213
8,640	@	W-H Energy Services, Inc.	436,061
			5,664,196
		Packaging & Containers: 0.1%
6,479		Chesapeake Corp.	93,946
			93,946

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
		Pharmaceuticals: 1.3%
22,203		Alpharma, Inc.	$464,931
2,830	@, L	Bradley Pharmaceuticals, Inc.	41,912
13,016	@, L	Connetics Corp.	141,093
22,582	@, L	MGI Pharma, Inc.	341,666
16,304	@	NBTY, Inc.	519,445
2,764	@, L	Noven Pharmaceuticals, Inc.	68,989
7,000	@, L	PetMed Express, Inc.	87,500
7,240	@, L	Sciele Pharma, Inc.	126,700
8,610	@	Theragenics Corp.	26,777
3,899	@, L	USANA Health Sciences, Inc.	174,519
			1,993,532
		Real Estate Investment Trusts: 3.3%
3,712		Acadia Realty Trust	91,464
5,455		Colonial Properties Trust	270,459
6,500	L	EastGroup Properties, Inc.	331,565
7,741	L	Entertainment Properties Trust	385,966
6,725	L	Essex Property Trust, Inc.	843,786
3,784		Glenborough Realty Trust, Inc.	97,665
3,692	L	Kilroy Realty Corp.	291,926
5,000		LTC Properties, Inc.	119,100
6,600	L	Mid-America Apartment Communities, Inc.	398,640
6,650		National Retail Properties, Inc.	147,896
28,400	L	New Century Financial Corp.	1,099,364
4,100		Parkway Properties, Inc.	200,982
4,600		PS Business Parks, Inc.	281,152
18,600		Senior Housing Properties Trust	378,510
4,521		Sovran Self Storage, Inc.	244,496
			5,182,971
		Retail: 7.7%
11,142		Brown Shoe Co., Inc.	355,987
14,466		Casey’s General Stores, Inc.	341,976
8,570		Cash America International, Inc.	315,976
12,108		Cato Corp.	281,269
9,339	@	CEC Entertainment, Inc.	297,727
6,721	@	Childrens Place Retail Stores, Inc.	389,616
18,017	L	Christopher & Banks Corp.	438,714
6,419	@, L	Cost Plus, Inc.	65,345
22,746	@, L	Dress Barn, Inc.	401,467
10,910		Finish Line	121,428
11,557		Fred’s, Inc.	151,512
6,756	@, L	Genesco, Inc.	185,655
11,020		Group 1 Automotive, Inc.	499,206
8,850		Haverty Furniture Cos., Inc.	124,343
9,354	@	Hibbett Sporting Goods, Inc.	229,454
12,860	@	HOT Topic, Inc.	127,057
8,390		IHOP Corp.	391,729
14,047	@, L	Insight Enterprises, Inc.	252,986
17,395	@	Jack in the Box, Inc.	834,612
4,959		Landry’s Restaurants, Inc.	135,629
7,475		Longs Drug Stores Corp.	339,589
15,456		Men’s Wearhouse, Inc.	547,915
5,460	@, L	O’Charleys, Inc.	100,955
9,280	@, L	Panera Bread Co.	481,632
10,230	@, L	Papa John’s International, Inc.	347,820
7,530	@, L	PF Chang’s China Bistro, Inc.	265,433
8,698	@	Rare Hospitality International, Inc.	249,111
4,200	@, L	Red Robin Gourmet Burgers, Inc.	177,282

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
10,120	@, L	Ryan’s Restaurant Group, Inc.	$159,491
5,920	@, L	School Specialty, Inc.	211,522
26,801	@, L	Select Comfort Corp.	532,000
3,456		Sonic Automotive, Inc.	73,094
24,632	@	Sonic Corp.	540,180
10,407		Stage Stores, Inc.	274,329
6,970	@, L	Steak N Shake Co.	112,008
7,885		Stein Mart, Inc.	93,753
9,890	@	Tractor Supply Co.	421,116
16,291	@	Tween Brands, Inc.	554,871
8,220		World Fuel Services Corp.	296,249
13,850	@	Zale Corp.	370,488
			12,090,526
		Savings & Loans: 1.9%
7,205		Anchor Bancorp. Wisconsin, Inc.	210,530
5,300	L	BankAtlantic Bancorp., Inc.	74,571
16,991		Bankunited Financial Corp.	437,858
6,731		Brookline Bancorp., Inc.	89,859
8,090		Dime Community Bancshares	115,606
8,197	L	Downey Financial Corp.	503,214
8,371	@, L	FirstFed Financial Corp.	425,749
8,688	L	Flagstar Bancorp., Inc.	126,324
5,733	@	Franklin Bank Corp.	113,972
5,166		Harbor Florida Bancshares, Inc.	228,802
7,955		MAF Bancorp., Inc.	328,303
10,147		Sterling Financial Corp.	335,460
			2,990,248
		Semiconductors: 2.0%
6,309	@	Actel Corp.	97,916
4,300	@, L	ATMI, Inc.	124,141
21,494	@, L	Brooks Automation, Inc.	298,767
5,550		Cohu, Inc.	93,074
5,520	@	Diodes, Inc.	206,669
8,083	@	DSP Group, Inc.	197,791
10,338	@	Exar Corp.	144,525
17,461	@	Kopin Corp.	65,479
20,791	@	Microsemi Corp.	577,366
13,871	@	Pericom Semiconductor Corp.	129,000
4,800	@	Photronics, Inc.	69,648
18,695	@	Skyworks Solutions, Inc.	86,558
5,280	@	Standard Microsystems Corp.	148,210
2,740	@, L	Supertex, Inc.	96,914
6,000	@, L	Ultratech, Inc.	87,780
16,717	@	Varian Semiconductor Equipment Associates, Inc.	590,277
6,700	@	Veeco Instruments, Inc.	163,882
			3,177,997
		Software: 4.5%
9,250	@	Altiris, Inc.	209,050
11,091	@	Ansys, Inc.	518,393
10,827	@	Captaris, Inc.	56,084
18,552	@, L	Cerner Corp.	854,505
10,463	@, L	Dendrite International, Inc.	104,839
11,020	@	Digi International, Inc.	146,125
13,981	@	eFunds Corp.	324,639
14,490	@, L	Epicor Software Corp.	179,386
4,085	@, L	EPIQ Systems, Inc.	60,785

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
12,054	@	Filenet Corp.	$421,167
33,744		Global Payments, Inc.	1,283,949
29,942	@	Hyperion Solutions Corp.	991,679
5,307		Inter-Tel, Inc.	116,966
7,066	@	JDA Software Group, Inc.	117,225
13,021	@, L	Keane, Inc.	201,565
5,740	@	Mantech International Corp.	174,726
4,520	@	Mapinfo Corp.	56,048
7,960	@	MRO Software, Inc.	204,492
5,800	@, L	Neoware, Inc.	74,820
4,924	@, L	Open Solutions, Inc.	145,455
8,531	@, L	Per-Se Technologies, Inc.	194,421
9,120	@	Phoenix Technologies Ltd.	45,600
11,805	@	Progress Software Corp.	298,903
3,900	L	Quality Systems, Inc.	156,390
8,458	@, L	SPSS, Inc.	214,579
			7,151,791
		Storage/Warehousing: 0.2%
10,140	@, L	Mobile Mini, Inc.	272,969
			272,969
		Telecommunications: 1.5%
43,390	@	Adaptec, Inc.	178,767
21,862	@	Aeroflex, Inc.	227,802
9,740	L	Anixter International, Inc.	530,733
5,079		Black Box Corp.	195,745
13,820	@	C-COR, Inc.	109,869
5,890		Commonwealth Telephone Enterprises, Inc.	207,681
15,874	@	Ditech Communications Corp.	139,850
13,517	@	General Communication, Inc.	171,801
15,355	@	Harmonic, Inc.	95,355
9,600	@, L	Netgear, Inc.	188,832
6,360	@	Network Equipment Technologies, Inc.	23,214
9,687	@, L	Symmetricom, Inc.	72,265
6,850	@	Tollgrade Communications, Inc.	62,678
6,755	@, L	Viasat, Inc.	182,723
			2,387,315
		Textiles: 0.1%
6,179		G&K Services, Inc.	205,019
			205,019
		Toys/Games/Hobbies: 0.2%
7,925	@, L	Jakks Pacific, Inc.	129,495
9,150	@	Lenox Group, Inc.	51,972
2,400	@	RC2 Corp.	80,712
			262,179
		Transportation: 2.6%
12,472		Arkansas Best Corp.	550,639
2,666	@, L	Bristow Group, Inc.	99,468
16,769	@	EGL, Inc.	512,628
3,660		Forward Air Corp.	117,632
23,534	L	Heartland Express, Inc.	378,427
11,842	@	HUB Group, Inc.	275,919
22,400	@, L	Kansas City Southern	590,240
15,280	@	Kirby Corp.	448,162
6,627		Knight Transportation, Inc.	113,918

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares				Value

COMMON STOCK: 99.8% (continued)
17,314		Landstar System, Inc.		$739,308
7,552	@	Old Dominion Freight Line		241,060
				4,067,401

		Water: 0.1%
5,000	L	American States Water Co.		192,150
				192,150
		Total Common Stock
		(Cost $126,285,178)		156,670,400
WARRANTS: 0.0%
		Aerospace/Defense: 0.0%
138		Timco Aviation Services		—

		Total Warrants
		(Cost $0)		—

		Total Long-Term Investments
		(Cost $126,285,178)		156,670,400

Principal Amount				Value

SHORT-TERM INVESTMENTS: 24.9%
		Repurchase Agreement: 0.1%
$226,000		Goldman Sachs Repurchase Agreement dated 08/31/06, 5.260%, due 09/01/06, $226,033 to be received upon repurchase (Collateralized by $172,000 U.S. Treasury, 8.000%, Market Value plus accrued interest $230,065, due 11/15/21).		$226,000

		Total Repurchase Agreement
		(Cost $226,000)		226,000

		Securities Lending Collateralcc: 24.8%
38,965,507		The Bank of New York Institutional Cash Reserve Fund		38,965,507

		Total Securities Lending Collateral
		(Cost $38,965,507)		38,965,507

		Total Short-Term Investments
		(Cost $39,191,507)		39,191,507

		Total Investments in Securities
		(Cost $165,476,685)*	124.7%	$195,861,907
		Other Assets and Liabilities - Net	(24.7)	(38,917,970)
		Net Assets	100.0%	$156,943,937

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $167,619,987.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$31,456,371
	Gross Unrealized Depreciation	(3,214,451)
	Net Unrealized Appreciation	$28,241,920

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.2%
		Aerospace/Defense: 3.2%
25,544		DRS Technologies, Inc.	$1,056,755
15,350	@	Innovative Solutions & Support, Inc.	225,031
18,100	@	Moog, Inc.	590,965
8,100	@	MTC Technologies, Inc.	170,100
34,600	@	Teledyne Technologies, Inc.	1,326,564
9,900	@	TransDigm Group, Inc.	224,037
			3,593,452
		Apparel: 1.6%
22,700	@, @@	Gildan Activewear, Inc.	1,134,092
34,600	@	Warnaco Group, Inc.	696,498
			1,830,590
		Banks: 5.9%
110,000		Bank Mutual Corp.	1,354,100
22,000		Chemical Financial Corp.	649,440
30,800		Citizens Banking Corp.	776,160
11,859		IBERIABANK Corp.	691,380
31,670		Texas Regional Bancshares, Inc.	1,212,011
29,600		UMB Financial Corp.	1,032,152
30,000		Whitney Holding Corp.	1,055,100
			6,770,343
		Biotechnology: 1.4%
12,700	@	Alexion Pharmaceuticals, Inc.	476,885
9,700	@	Human Genome Sciences, Inc.	108,931
7,500	@	ICos. Corp.	184,350
12,000	@	Integra LifeSciences Holdings Corp.	461,520
9,100	@	Myogen, Inc.	316,680
			1,548,366
		Building Materials: 0.8%
4,500	@	Genlyte Group, Inc.	294,885
35,900	@	Goodman Global, Inc.	451,981
17,000	@	US Concrete, Inc.	104,210
			851,076
		Chemicals: 2.6%
19,700		Albemarle Corp.	1,081,530
37,500		Olin Corp.	563,625
64,900		UAP Holding Corp.	1,351,867
			2,997,022
		Commercial Services: 3.9%
15,700	@	Advisory Board Co.	797,874
15,300		Arbitron, Inc.	574,056
24,000	@	Bright Horizons Family Solutions, Inc.	957,600
13,400		Chemed Corp.	528,094
55,602	@	Diamond Management & Technology Consultants, Inc.	517,655
29,500	@	Exponent, Inc.	453,120
15,200	@	Huron Consulting Group, Inc.	573,952
800	@	Resources Connection, Inc.	19,520
			4,421,871

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.2% (continued)
		Computers: 4.1%
10,000		Agilysys, Inc.	$135,200
39,900	@	Electronics for Imaging	919,296
43,550	@	InterVoice, Inc.	309,641
28,400	@	Kronos, Inc.	866,768
20,900	@	Micros Systems, Inc.	1,000,274
18,500		MTS Systems Corp.	621,045
57,600	@	Palm, Inc.	838,656
			4,690,880
		Distribution/Wholesale: 1.7%
60,360	@	Brightpoint, Inc.	1,004,390
15,800	@	Wesco International, Inc.	924,300
			1,928,690
		Diversified Financial Services: 2.1%
19,200		International Securities Exchange, Inc.	816,960
25,600		Jefferies Group, Inc.	637,952
19,400		Nuveen Investments, Inc.	926,156
			2,381,068
		Electric: 1.0%
34,600		ITC Holdings Corp.	1,178,822
			1,178,822
		Electrical Components & Equipment: 0.4%
10,600		Ametek, Inc.	454,528
			454,528
		Electronics: 1.0%
21,700	@	Thomas & Betts Corp.	979,972
4,300	@	Trimble Navigation Ltd.	210,571
			1,190,543
		Energy - Alternate Sources: 0.3%
17,600	@	KFX, Inc.	281,952
			281,952
		Engineering & Construction: 0.5%
10,000		Washington Group International, Inc.	592,100
			592,100
		Entertainment: 0.8%
32,500	@	Macrovision Corp.	756,600
6,000	@	Penn National Gaming, Inc.	198,720
			955,320
		Environmental Control: 0.5%
24,000		Metal Management, Inc.	613,920
			613,920
		Exchange Traded Fund: 1.8%
28,617		iShares Russell 2000 Index Fund	2,053,842
			2,053,842
		Food: 0.7%
22,600		Corn Products International, Inc.	779,700
			779,700

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.2% (continued)
		Gas: 2.2%
25,000		New Jersey Resources Corp.	$1,241,500
16,300		Peoples Energy Corp.	690,794
18,700		WGL Holdings, Inc.	581,009
			2,513,303
		Healthcare - Products: 3.6%
18,800	@	Arthrocare Corp.	857,468
21,900	@	DJO, Inc.	844,683
9,300	@	Gen-Probe, Inc.	452,073
13,100	@	Haemonetics Corp.	610,198
6,900	@	Hologic, Inc.	297,942
12,900	@	Kyphon, Inc.	467,109
3,300		LCA-Vision, Inc.	145,299
20,200	@	PSS World Medical, Inc.	391,880
			4,066,652
		Healthcare - Services: 3.6%
17,500	@	Amedisys, Inc.	708,225
17,900	@	Magellan Health Services, Inc.	860,453
34,200	@	Psychiatric Solutions, Inc.	1,094,742
19,600	@	Sierra Health Services, Inc.	840,840
10,300	@	WellCare Health Plans, Inc.	577,624
			4,081,884
		Household Products/Wares: 1.1%
23,376	@	Central Garden & Pet Co.	1,024,570
12,500	@	Fossil, Inc.	235,250
			1,259,820
		Housewares: 0.9%
25,200		Toro Co.	1,008,252
			1,008,252
		Insurance: 3.1%
37,000		American Equity Investment Life Holding Co.	428,090
28,264	@@	Aspen Insurance Holdings Ltd.	698,969
20,600		Commerce Group, Inc.	613,674
30,100		Horace Mann Educators Corp.	552,636
21,000		Ohio Casualty Corp.	544,950
51,800	@, @@	RAM Holdings Ltd.	683,242
			3,521,561
		Internet: 1.5%
9,500	@	F5 Networks, Inc.	475,855
70,200	@	Sapient Corp.	341,874
51,500	@	Valueclick, Inc.	908,975
			1,726,704
		Iron/Steel: 2.3%
11,600		Allegheny Technologies, Inc.	665,260
6,000		Carpenter Technology Corp.	575,040
21,300		Cleveland-Cliffs, Inc.	776,811
62,000	@@	Gerdau AmeriSteel Corp.	608,840
			2,625,951
		Leisure Time: 0.4%
41,700	@	K2, Inc.	485,805
			485,805

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.2% (continued)
		Machinery - Diversified: 1.4%
4,400	@	Middleby Corp.	$345,576
7,800		Nordson Corp.	312,312
32,300		Wabtec Corp.	911,183
			1,569,071
		Media: 0.6%
26,400		Entercom Communications Corp.	670,824
			670,824
		Mining: 0.9%
23,000	@@	Inmet Mining Corp.	967,611
			967,611
		Miscellaneous Manufacturing: 0.8%
34,700		Barnes Group, Inc.	569,774
7,000	@	Ceradyne, Inc.	308,490
			878,264
		Oil & Gas: 2.9%
17,200	@	Carrizo Oil & Gas, Inc.	479,192
44,800	@	Denbury Resources, Inc.	1,389,248
41,700	@	EXCO Resources, Inc.	557,112
26,500	@	Southwestern Energy Co.	910,275
			3,335,827
		Oil & Gas Services: 5.6%
20,000	@	Core Laboratories NV	1,467,400
18,000	@	FMC Technologies, Inc.	1,058,760
52,000	@	Global Industries Ltd.	931,840
9,000	@	Helix Energy Solutions Group, Inc.	346,140
18,000	@	Hydril	1,178,100
18,100	@	Oil States International, Inc.	578,476
24,500	@	Superior Energy Services	782,285
			6,343,001
		Pharmaceuticals: 2.9%
36,500	@	Alkermes, Inc.	596,775
8,900	@	Amylin Pharmaceuticals, Inc.	403,437
3,500	@	BioMarin Pharmaceuticals, Inc.	58,240
19,100	@	Cubist Pharmaceuticals, Inc.	448,086
28,500	@	HealthExtras, Inc.	875,805
29,800	@	Sciele Pharma, Inc.	521,500
7,900	@	United Therapeutics Corp.	431,261
			3,335,104
		Real Estate Investment Trusts: 2.9%
7,600		Acadia Realty Trust	187,264
7,700		Alexandria Real Estate Equities, Inc.	754,754
48,300		Innkeepers USA Trust	799,848
18,200		Lexington Corporate Properties Trust	382,564
36,719		National Health Investors, Inc.	1,003,897
6,000		Sunstone Hotel Investors, Inc.	179,400
			3,307,727

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.2% (continued)
		Retail: 5.5%
22,000	@	Aeropostale, Inc.	$558,800
30,200	@	Burger King Holdings, Inc.	439,108
38,400		Casey's General Stores, Inc.	907,776
28,900		Cash America International, Inc.	1,065,543
23,326	@	GameStop Corp.	1,018,880
18,000		Lone Star Steakhouse & Saloon, Inc.	491,040
14,900		Regis Corp.	546,681
31,500		Stage Stores, Inc.	830,340
10,100	@	Tractor Supply Co.	430,058
			6,288,226
		Savings & Loans: 3.5%
68,900		Brookline Bancorp., Inc.	919,815
93,552		First Niagara Financial Group, Inc.	1,399,538
90,602		NewAlliance Bancshares, Inc.	1,320,977
20,400		Provident Financial Services, Inc.	380,460
			4,020,790
		Semiconductors: 6.3%
44,000	@	Actel Corp.	682,880
16,700	@	ADE Corp.	537,239
100,300	@	Axcelis Technologies, Inc.	630,887
24,500	@, @@	Chartered Semiconductor Manufacturing Ltd. ADR	197,470
79,000	@	Entegris, Inc.	857,940
27,400	@	Fairchild Semiconductor International, Inc.	494,022
17,600	@	Formfactor, Inc.	849,376
62,100	@	Integrated Device Technology, Inc.	1,069,983
54,000	@	Micrel, Inc.	541,080
38,200	@	Varian Semiconductor Equipment Associates, Inc.	1,348,842
			7,209,719
		Software: 5.4%
46,500	@	Activision, Inc.	599,850
29,200	@	Ansys, Inc.	1,364,808
9,700	@	Filenet Corp.	338,918
75,400	@	Informatica Corp.	1,103,856
33,600		MoneyGram International, Inc.	1,055,040
24,500	@	Progress Software Corp.	620,340
41,150	@	THQ, Inc.	1,061,670
			6,144,482
		Storage/Warehousing: 0.4%
18,400	@	Mobile Mini, Inc.	495,328
			495,328
		Telecommunications: 2.8%
30,100		Adtran, Inc.	748,587
57,300	@	Arris Group, Inc.	656,658
18,000		Otelco, Inc.	337,500
42,500	@	Powerwave Technologies, Inc.	322,150
24,500	@	RCN Corp.	633,815
20,000	@	SBA Communications Corp.	514,800
			3,213,510
		Textiles: 0.6%
20,100		G&K Services, Inc.	666,918
			666,918
		Transportation: 1.7%
20,600		Forward Air Corp.	662,084
53,600	@	HUB Group, Inc.	1,248,880
			1,910,964

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.2% (continued)
	Trucking & Leasing: 1.0%
23,600	GATX Corp.		$875,795
10,000	Greenbrier Cos., Inc.		277,800
			1,153,595

	Total Common Stock
	(Cost $98,133,580)		111,914,978

Principal
Amount			Value

SHORT-TERM INVESTMENT: 1.3%
	Repurchase Agreement: 1.3%
$1,527,000	Morgan Stanely Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $1,527,223 to be received upon repurchase (Collateralized by $1,540,000 Federal National Mortgage Association, 5.375%, Market Value plus accrued interest $1,557,631, due 08/15/09).		$1,527,000

	Total Short-Term Investment
	(Cost $1,527,000)		1,527,000

	Total Investments in Securities
	(Cost $99,660,580)*	99.6%	$113,441,978
	Other Assets and Liabilities - Net	0.4	480,156
	Net Assets	100.0%	$113,922,134

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $99,658,204.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$18,669,900
	Gross Unrealized Depreciation	(4,886,126)
	Net Unrealized Appreciation	$13,783,774

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 36.1%
		Advertising: 0.1%
190	@	inVentiv Health, Inc.	$5,915
700		Omnicom Group	61,194
			67,109
		Aerospace/Defense: 1.1%
36	@, L	Armor Holdings, Inc.	1,903
1,870		Boeing Co.	140,063
580	@@	European Aeronautic Defence and Space Co. NV	17,503
1,300		General Dynamics Corp.	87,815
1,100		Lockheed Martin Corp.	90,860
1,688		Raytheon Co.	79,690
187	@, L	Teledyne Technologies, Inc.	7,170
1,020		United Technologies Corp.	63,964
			488,968
		Agriculture: 0.7%
1,940		Altria Group, Inc.	162,048
2,130		Archer-Daniels-Midland Co.	87,692
1,085	@@	British American Tobacco PLC	29,813
8	@@	Japan Tobacco, Inc.	30,386
300		Monsanto Co.	14,232
			324,171
		Airlines: 0.2%
3,280	@, @@	British Airways PLC	25,652
326		Skywest, Inc.	7,879
3,400		Southwest Airlines Co.	58,888
			92,419
		Apparel: 0.3%
1,810	@	Coach, Inc.	54,644
90	@, L	Deckers Outdoor Corp.	3,691
200	@	Gymboree Corp.	6,710
500		Jones Apparel Group, Inc.	15,650
133		K-Swiss, Inc.	3,659
200	L	Kellwood Co.	5,482
220		Phillips-Van Heusen	8,501
250		Polo Ralph Lauren Corp.	14,748
190	@, L	Quiksilver, Inc.	2,660
330	@	Timberland Co.	9,375
300		Wolverine World Wide, Inc.	7,569
			132,689
		Auto Manufacturers: 0.1%
452	@@	DaimlerChrysler AG	23,834
205		Wabash National Corp.	2,827
			26,661
		Auto Parts & Equipment: 0.0%
278		ArvinMeritor, Inc.	4,128
1,300	@@	Sumitomo Rubber Industries, Inc.	13,790
			17,918

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
		Banks: 2.5%
4,581	@@	Banca Intesa S.p.A.	$30,663
4,430		Bank of America Corp.	228,012
1,300	@@	Bank of Ireland	24,678
3,590	@@	Barclays PLC	44,978
2,843	@@	Capitalia S.p.A.	24,799
250		Chittenden Corp.	7,213
620		Colonial BancGroup, Inc.	15,184
800		Comerica, Inc.	45,800
1,234	@@	Depfa Bank PLC	23,032
210	@@	Deutsche Bank AG	24,005
102		East-West Bancorp., Inc.	4,131
80		First Midwest Bancorp., Inc.	2,988
37		Fremont General Corp.	528
150		Irwin Financial Corp.	2,856
300	@@	KBC Groep NV	32,310
47		Mercantile Bankshares Corp.	1,736
3	@@	Mitsubishi UFJ Financial Group, Inc.	40,698
5	@@	Mizuho Financial Group, Inc.	40,276
1,200	@@	National Australia Bank Ltd.	33,193
2,100	L	National City Corp.	72,618
120		Republic Bancorp. Inc.	1,552
1,400	@@	Royal Bank of Scotland Group PLC	47,488
223	@@	Societe Generale	36,019
130		South Financial Group, Inc.	3,514
2,000	@@	Sumitomo Trust & Banking Co., Ltd.	21,178
500		TCF Financial Corp.	13,035
90		UCBH Holdings, Inc.	1,633
4,190		US Bancorp.	134,373
1,560		Wachovia Corp.	85,223
3,000		Wells Fargo & Co.	104,250
280		Whitney Holding Corp.	9,848
			1,157,811
		Beverages: 1.0%
2,100		Anheuser-Busch Cos., Inc.	103,698
1,950		Coca-Cola Co.	87,380
593	@@	Coca-Cola Hellenic Bottling Co. SA	19,539
200	@@	Fomento Economico Mexicano SA de CV ADR	18,784
100	@, L	Hansen Natural Corp.	2,752
600		Pepsi Bottling Group, Inc.	21,006
3,050		PepsiCo, Inc.	199,104
1,084	@@	SABMiller PLC	21,355
			473,618
		Biotechnology: 0.2%
1,180	@	Amgen, Inc.	80,157
230	@, L	Invitrogen Corp.	13,996
712	@	Millennium Pharmaceuticals, Inc.	7,732
			101,885
		Building Materials: 0.1%
933	@@	Italcementi S.p.A.	23,012
60		Martin Marietta Materials, Inc.	4,942
			27,954
		Chemicals: 0.6%
169		Airgas, Inc.	6,054
900		EI DuPont de Nemours & Co.	35,973
250		HB Fuller Co.	4,808
500	@	Hercules, Inc.	7,800
105		Lubrizol Corp.	4,566
529	L	Lyondell Chemical Co.	13,743
520		Olin Corp.	7,816

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
120	@	OM Group, Inc.	$4,800
250	@	Omnova Solutions, Inc.	1,405
470	@	PolyOne Corp.	4,075
800		PPG Industries, Inc.	50,688
700		Rohm & Haas Co.	30,870
500		Sherwin-Williams Co.	25,820
3,000	@@	Sumitomo Chemical Co., Ltd.	23,545
200	@@	Umicore	29,105
			251,068
		Coal: 0.0%
410		Peabody Energy Corp.	18,069
			18,069
		Commercial Services: 0.4%
6		Administaff, Inc.	207
494	@	Career Education Corp.	9,460
79	@	Consolidated Graphics, Inc.	4,912
336	@, L	Corinthian Colleges, Inc.	4,072
50		CPI Corp.	1,972
600		Equifax, Inc.	19,074
130	@	Heidrick & Struggles International, Inc.	4,623
100	@, L	Kendle International, Inc.	2,642
300	@	Korn/Ferry International	6,126
341	@	Labor Ready, Inc.	5,841
110	@	Live Nation, Inc.	2,308
310		Manpower, Inc.	18,324
1,260		McKesson Corp.	64,008
660	@	MPS Group, Inc.	9,280
36	@	NCO Group, Inc.	943
180		Rewards Network, Inc.	783
430	@	Spherion Corp.	3,212
173	@	United Rentals, Inc.	3,747
80	@, L	Vertrue, Inc.	3,391
60	@, L	Volt Information Sciences, Inc.	2,558
51		Watson Wyatt Worldwide, Inc.	2,023
			169,506
		Computers: 1.4%
335	@, @@, #	Atos Origin	17,613
54	@	CACI International, Inc.	2,865
408	@, L	Cadence Design Systems, Inc.	6,703
180	@	Carreker Corp.	1,179
630	@	Ceridian Corp.	15,038
2,050	@	Dell, Inc.	46,228
90	@	DST Systems, Inc.	5,313
180		Factset Research Systems, Inc.	7,938
5,430		Hewlett-Packard Co.	198,521
2,810		International Business Machines Corp.	227,526
170	@, L	Komag, Inc.	6,113
500	@	Lexmark International, Inc.	28,035
210	@	Manhattan Associates, Inc.	4,874
205	@	Micros Systems, Inc.	9,811
600	@, L	Palm, Inc.	8,736
180	@, L	Radisys Corp.	4,261
80		Reynolds & Reynolds Co.	3,069
123	@	SYKES Enterprises, Inc.	2,474
100	@, L	Synaptics, Inc.	2,529
1,600	@	Unisys Corp.	8,560
312	@, L	Western Digital Corp.	5,710
			613,096

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
		Cosmetics/Personal Care: 0.7%
5,050		Procter & Gamble Co.	$312,595
			312,595
		Distribution/Wholesale: 0.1%
395	@	Ingram Micro, Inc.	7,110
84	L	Pool Corp.	3,198
2,000	@@	Sumitomo Corp.	26,896
300	@	Tech Data Corp.	10,467
145	L	United Stationers, Inc.	6,645
			54,316
		Diversified Financial Services: 2.6%
168		AG Edwards, Inc.	8,874
1,180		American Express Co.	61,997
590	@, L	AmeriCredit Corp.	13,859
500		Bear Stearns Cos., Inc.	65,175
4,770		Citigroup, Inc.	235,400
900		Fannie Mae	47,385
1,000		Goldman Sachs Group, Inc.	148,650
204		IndyMac Bancorp., Inc.	7,976
70	@	Investment Technology Group, Inc.	3,235
3,340		JPMorgan Chase & Co.	152,504
3	@@	Kenedix, Inc.	14,378
530	@, L	LaBranche & Co., Inc.	4,399
1,580		Lehman Brothers Holdings, Inc.	100,820
840		Merrill Lynch & Co., Inc.	61,765
2,310		Morgan Stanley	151,975
430		Raymond James Financial, Inc.	11,920
80	@@	SFCG Co., Ltd.	15,772
840	@@	UBS AG	47,485
2,000	@@	UFJ NICos. Co., Ltd.	13,024
			1,166,593
		Electric: 1.2%
4,100	@	AES Corp.	87,084
600		Dominion Resources, Inc.	47,934
1,580		Duke Energy Corp.	47,400
900	L	Exelon Corp.	54,882
1,000	@@	Fortum OYJ	26,872
410		Idacorp, Inc.	15,752
5,615	@@	International Power PLC	33,952
620		OGE Energy Corp.	23,089
440		Pepco Holdings, Inc.	11,172
300	@@	RWE AG	27,449
268		SCANA Corp.	11,082
1,000	@@	Tokyo Electric Power Co., Inc.	28,481
1,900		TXU Corp.	125,799
270		Wisconsin Energy Corp.	11,610
			552,558
		Electrical Components & Equipment: 0.1%
220		Belden Cdt, Inc.	7,863
90	@	Energizer Holdings, Inc.	6,017
74	@	Littelfuse, Inc.	2,672
4,000	@@	Toshiba Corp.	28,372
			44,924
		Electronics: 0.4%
2,000	@	Agilent Technologies, Inc.	64,320
130		Amphenol Corp.	7,471
70	L	Brady Corp.	2,674

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
187	@	Coherent, Inc.	$6,781
60	@, L	Cymer, Inc.	2,469
115	@, L	Flir Systems, Inc.	3,186
600	@@	Hoya Corp.	21,720
40	@	Itron, Inc.	2,239
170		Park Electrochemical Corp.	4,437
130	@	Planar Systems, Inc.	1,278
330	@, L	Plexus Corp.	6,541
270	@	Thomas & Betts Corp.	12,193
89	@	Trimble Navigation Ltd.	4,358
500	@	Waters Corp.	21,325
			160,992
		Engineering & Construction: 0.2%
400	@@	Bouygues	21,074
150	@, L	EMCOR Group, Inc.	8,316
210		Granite Construction, Inc.	11,267
90		Jacobs Engineering Group, Inc.	7,838
4,000	@@	Taisei Corp.	14,336
60	@	URS Corp.	2,433
300	@@	Vinci SA	32,476
			97,740
		Environmental Control: 0.0%
40	@	Aleris International, Inc.	2,051
12		Republic Services, Inc.	465
15	@	Waste Connections, Inc.	552
			3,068
		Exchange Traded Funds: 0.1%
200	L	iShares S&P SmallCap 600 Index Fund	12,176
160	L	Midcap SPDR Trust Series 1	21,899
			34,075
		Food: 0.4%
900		Campbell Soup Co.	33,813
297		Corn Products International, Inc.	10,247
26		Flowers Foods, Inc.	706
1,354		General Mills, Inc.	73,427
393		Hormel Foods Corp.	14,403
150	@	Ralcorp Holdings, Inc.	7,421
1,405	@@	Unilever PLC	33,588
			173,605
		Forest Products & Paper: 0.1%
45		Longview Fibre Co.	938
500		Louisiana-Pacific Corp.	9,780
180		Rock-Tenn Co.	3,478
500		Temple-Inland, Inc.	22,260
			36,456
		Gas: 0.2%
70		Cascade Natural Gas Corp.	1,796
4,600	@@	Centrica PLC	25,841
428		Energen Corp.	18,678
616		UGI Corp.	15,277
			61,592
		Hand/Machine Tools: 0.0%
63		Regal-Beloit Corp.	2,719
300		Snap-On, Inc.	13,110
			15,829

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
		Healthcare - Products: 0.7%
260		Beckman Coulter, Inc.	$14,240
110	@	Biosite, Inc.	4,840
550	@	Cytyc Corp.	13,140
568		Dentsply International, Inc.	18,505
270	@	Edwards Lifesciences Corp.	12,606
181	@	Gen-Probe, Inc.	8,798
86	@, L	Hologic, Inc.	3,713
51	@	Idexx Laboratories, Inc.	4,693
380	@	Immucor, Inc.	7,893
2,850		Johnson & Johnson	184,281
180	L	Mentor Corp.	8,737
110	@	Osteotech, Inc.	414
130	@, L	Resmed, Inc.	5,288
126	@	Respironics, Inc.	4,651
400		Steris Corp.	9,512
210	@	Techne Corp.	10,689
200		Varian Medical Systems, Inc.	10,660
			322,660
		Healthcare - Services: 1.2%
2,160	L	Aetna, Inc.	80,503
270	@	AMERIGROUP Corp.	8,516
1,280	@, @@	Capio AB	21,643
730	@	Coventry Health Care, Inc.	39,595
200	@@	Fresenius Medical Care AG & Co. KGaA	26,366
420	@	Health Net, Inc.	17,560
170	@, L	Healthways, Inc.	8,775
840	@	Humana, Inc.	51,181
289	@, L	Odyssey HealthCare, Inc.	4,636
80	@	Pediatrix Medical Group, Inc.	3,664
220	@, L	Sierra Health Services, Inc.	9,438
3,030		UnitedHealth Group, Inc.	157,409
1,590	@	WellPoint, Inc.	123,082
			552,368
		Holding Companies - Diversified: 0.0%
630		Leucadia National Corp.	16,210
			16,210
		Home Builders: 0.0%
20	@	NVR, Inc.	10,273
102		Winnebago Industries	2,978
			13,251
		Home Furnishings: 0.1%
155		Ethan Allen Interiors, Inc.	5,231
300		Harman International Industries, Inc.	24,336
			29,567
		Household Products/Wares: 0.1%
370	L	American Greetings Corp.	9,072
200	@@	Henkel KGaA	25,534
56	L	John H. Harland Co.	2,092
			36,698
		Housewares: 0.0%
209		Toro Co.	8,362
			8,362

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
		Insurance: 2.4%
1,800		Allstate Corp.	$104,292
255	L	American Financial Group, Inc.	11,914
2,500		American International Group, Inc.	159,550
50		AmerUs Group Co.	3,390
9,000	@@	China Life Insurance Co., Ltd.	15,980
1,540		Chubb Corp.	77,246
49	@@	Everest Re Group Ltd.	4,605
254		Fidelity National Financial, Inc.	10,218
137		First American Corp.	5,565
260		Hanover Insurance Group, Inc.	11,570
470		HCC Insurance Holdings, Inc.	15,270
150		Infinity Property & Casualty Corp.	5,693
104		Landamerica Financial Group, Inc.	6,577
11,955	@@	Legal & General Group PLC	29,939
1,130		Lincoln National Corp.	68,591
1,800		Loews Corp.	69,264
200		Mercury General Corp.	10,054
2,050	L	Metlife, Inc.	112,812
167	@@	Muenchener Rueckversicherungs AG	25,108
330		Old Republic International Corp.	6,897
255	@	Philadelphia Consolidated Holding Co.	9,221
360	L	PMI Group, Inc.	15,566
52		Presidential Life Corp.	1,226
1,200		Principal Financial Group	63,888
59	@	ProAssurance Corp.	2,968
1,430		Prudential Financial, Inc.	104,976
1,500	@@	QBE Insurance Group Ltd.	27,280
300		Radian Group, Inc.	17,964
606		Safeco Corp.	34,972
100		Safety Insurance Group, Inc.	5,142
153	L	Selective Insurance Group	7,959
1,800	@@	Storebrand ASA	18,732
582		WR Berkley Corp.	20,370
79		Zenith National Insurance Corp.	2,986
100	@@	Zurich Financial Services AG	22,795
			1,110,580
		Internet: 0.3%
200	@	Google, Inc.	75,706
230	@	Infospace, Inc.	5,113
60	@	Internet Security Systems	1,660
82	@, L	j2 Global Communications, Inc.	2,061
661	@	McAfee, Inc.	15,044
110	@	RSA Security, Inc.	3,064
490		United Online, Inc.	5,620
142	@, L	Websense, Inc.	2,935
			111,203
		Iron/Steel: 0.4%
3,700	@@	BlueScope Steel Ltd.	19,149
30		Carpenter Technology Corp.	2,875
80	@	Chaparral Steel Co.	5,714
150	L	Cleveland-Cliffs, Inc.	5,471
1,280		Nucor Corp.	62,554
330		Reliance Steel & Aluminum Co.	10,814
150		Ryerson, Inc.	3,177
220		Steel Dynamics, Inc.	11,614
80		Steel Technologies, Inc.	1,779
4,000	@@	Sumitomo Metal Industries Ltd.	16,389
600		United States Steel Corp.	34,902
			174,438

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
		Leisure Time: 0.1%
502	@@	Carnival PLC	$21,562
146	@, L	Multimedia Games, Inc.	1,399
73	L	Polaris Industries, Inc.	2,781
900	@@	Yamaha Motor Co., Ltd.	23,876
			49,618
		Lodging: 0.0%
60	@	Aztar Corp.	3,148
			3,148
		Machinery - Construction & Mining: 0.2%
877	@@	Atlas Copco AB	21,213
600		Caterpillar, Inc.	39,810
1,200	@@	Hitachi Construction Machinery Co., Ltd.	26,301
150		JLG Industries, Inc.	2,619
175		Joy Global, Inc.	7,620
			97,563
		Machinery - Diversified: 0.1%
85		Albany International Corp.	2,968
239		Applied Industrial Technologies, Inc.	5,404
240	@	Gardner Denver, Inc.	8,633
320		Graco, Inc.	12,096
78		IDEX Corp.	3,275
250		Manitowoc Co., Inc.	11,050
220		Nordson Corp.	8,809
			52,235
		Media: 1.1%
2,800		CBS Corp. - Class B	79,940
2,000	@, L	Comcast Corp.	70,000
1,350		McGraw-Hill Cos., Inc.	75,479
1,500	@@	Mediaset S.p.A.	17,325
6,190		News Corp., Inc.	117,796
3,600		Time Warner, Inc.	59,832
798	@@	Vivendi	27,434
2,160		Walt Disney Co.	64,044
10		Washington Post	7,678
			519,528
		Metal Fabricate/Hardware: 0.0%
60		AM Castle & Co.	1,696
27		Kaydon Corp.	1,029
23		Precision Castparts Corp.	1,344
149		Quanex Corp.	5,115
60	L	Valmont Industries, Inc.	3,130
			12,314
		Mining: 0.2%
900		Alcoa, Inc.	25,731
1,868	@@	BHP Billiton Ltd.	39,347
			65,078
		Miscellaneous Manufacturing: 1.1%
750		3M Co.	53,775
210	L	Acuity Brands, Inc.	8,973
128		AO Smith Corp.	5,134
43		Aptargroup, Inc.	2,215
100		Carlisle Cos., Inc.	8,550

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
400	@	Cooper Industries Ltd.	$32,752
280		Crane Co.	11,194
140	@	EnPro Industries, Inc.	4,402
10,010		General Electric Co.	340,941
208		Myers Industries, Inc.	3,417
340		Roper Industries, Inc.	15,769
216		Teleflex, Inc.	12,055
			499,177
		Office Furnishings: 0.0%
368		Herman Miller, Inc.	10,392
			10,392
		Oil & Gas: 3.4%
80		Cabot Oil & Gas Corp.	4,085
3,466		Chevron Corp.	223,210
315		Cimarex Energy Co.	12,065
2,960		ConocoPhillips	187,753
700	@@	ERG S.p.A.	15,417
7,490		ExxonMobil Corp.	506,832
398		Frontier Oil Corp.	13,015
536		Helmerich & Payne, Inc.	13,148
1,000		Marathon Oil Corp.	83,500
550		Noble Energy, Inc.	27,181
720	@@	Norsk Hydro ASA	18,546
2,200		Occidental Petroleum Corp.	112,178
100		Penn Virginia Corp.	7,099
200	@@, L	Petroleo Brasileiro SA ADR	17,932
20		Pogo Producing Co.	888
670	@	Pride International, Inc.	17,373
1,674	@@	Royal Dutch Shell PLC - Class B	59,835
1,958	@@	Santos Ltd.	16,728
240		St. Mary Land & Exploration Co.	9,792
50	@	Stone Energy Corp.	2,209
600		Sunoco, Inc.	43,146
163	@, L	Swift Energy Co.	7,133
700	@@	Total SA	47,269
1,620		Valero Energy Corp.	92,988
			1,539,322
		Oil & Gas Services: 0.5%
2,900		Halliburton Co.	94,598
150	@	Helix Energy Solutions Group, Inc.	5,769
5	@, L	Lone Star Technologies	227
60	@, L	Maverick Tube Corp.	3,856
450	@, @@	Petroleum Geo-Services ASA	23,445
1,100		Schlumberger Ltd.	67,430
100	@	SEACOR Holdings, Inc.	8,703
290	L	Tidewater, Inc.	13,807
			217,835
		Packaging & Containers: 0.0%
140		Sonoco Products Co.	4,687
			4,687
		Pharmaceuticals: 2.1%
1,430		Abbott Laboratories	69,641
280		Alpharma, Inc.	5,863
1,060		AmerisourceBergen Corp.	46,810
753	@@	AstraZeneca PLC	48,865
1,300		Cardinal Health, Inc.	87,646
73	@, L	Connetics Corp.	791

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
680	@	Express Scripts, Inc.	$57,174
2,100	@@	GlaxoSmithKline PLC	59,577
730	@	Hospira, Inc.	26,740
1,030	@	King Pharmaceuticals, Inc.	16,707
4,370		Merck & Co., Inc.	177,204
157	@	NBTY, Inc.	5,002
180		Omnicare, Inc.	8,156
7,010		Pfizer, Inc.	193,196
320	@@	Roche Holding AG	58,961
160	@	Sepracor, Inc.	7,522
500	@@	Takeda Pharmaceutical Co., Ltd.	33,039
290	@	Theragenics Corp.	902
80	@, L	USANA Health Sciences, Inc.	3,581
1,300		Wyeth	63,310
			970,687
		Pipelines: 0.0%
200		Questar Corp.	17,308
			17,308
		Real Estate: 0.1%
2,000	@@	Cheung Kong Holdings Ltd.	22,076
			22,076
		Real Estate Investment Trusts: 0.1%
130		AMB Property Corp.	7,258
35		Colonial Properties Trust	1,735
160		Developers Diversified Realty Corp.	8,656
35	L	Essex Property Trust, Inc.	4,391
63		Highwoods Properties, Inc.	2,378
53		Macerich Co.	3,957
240	L	New Century Financial Corp.	9,290
73		Regency Centers Corp.	4,911
			42,576
		Retail: 2.7%
204	@, L	99 Cents Only Stores	2,317
127		Abercrombie & Fitch Co.	8,195
360	@	Aeropostale, Inc.	9,144
481		American Eagle Outfitters	18,581
330	@	AnnTaylor Stores Corp.	13,134
259		Barnes & Noble, Inc.	9,417
500	@, L	Big Lots, Inc.	9,175
360		Brinker International, Inc.	13,849
185		Brown Shoe Co., Inc.	5,911
145	@, L	Carmax, Inc.	5,465
145		Cato Corp.	3,368
629	@	Charming Shoppes, Inc.	8,278
230	L	Christopher & Banks Corp.	5,601
680		Circuit City Stores, Inc.	16,055
464		Claire’s Stores, Inc.	12,681
1,600		Costco Wholesale Corp.	74,864
460	@, L	Dollar Tree Stores, Inc.	13,239
900	@@	Don Quijote Co., Ltd.	18,315
280	@	Dress Barn, Inc.	4,942
700		Family Dollar Stores, Inc.	17,899
220		Foot Locker, Inc.	5,302
120		Group 1 Automotive, Inc.	5,436
43		Haverty Furniture Cos., Inc.	604
2,040		Home Depot, Inc.	69,952
170	@	Jack in the Box, Inc.	8,157
1,300	@	Kohl’s Corp.	81,263

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
1,700		Limited Brands, Inc.	$43,741
1,480		Lowe’s Cos., Inc.	40,049
3,210		McDonald’s Corp.	115,239
93		Men’s Wearhouse, Inc.	3,297
193		Michaels Stores, Inc.	8,309
1,400	@	Office Depot, Inc.	51,576
300	L	OfficeMax, Inc.	12,459
55	@, L	Panera Bread Co.	2,855
46	@, L	Papa John’s International, Inc.	1,564
404	@	Payless Shoesource, Inc.	9,478
200		Petsmart, Inc.	5,020
600		Ross Stores, Inc.	14,694
70	@	Ryan’s Restaurant Group, Inc.	1,103
326	@, L	Select Comfort Corp.	6,471
148	@	Sonic Corp.	3,246
2,940		Staples, Inc.	66,326
2,680	@, L	Starbucks Corp.	83,107
2,000	@@	Takashimaya Co., Ltd.	25,089
840		Target Corp.	40,648
60	@	Tractor Supply Co.	2,555
197	@	Tween Brands, Inc.	6,710
2,400		Wal-Mart Stores, Inc.	107,328
2,500		Walgreen Co.	123,650
600	L	Wendy’s International, Inc.	38,340
106	L	Williams-Sonoma, Inc.	3,123
80	@	Zale Corp.	2,140
			1,259,261
		Savings & Loans: 0.0%
210		Bankunited Financial Corp.	5,412
40		Fidelity Bankshares, Inc.	1,516
110	L	FirstFed Financial Corp.	5,595
			12,523
		Semiconductors: 0.7%
210	@	Actel Corp.	3,259
2,300	@, L	Advanced Micro Devices, Inc.	57,477
24	@, L	Diodes, Inc.	899
2,000	@	Freescale Semiconductor, Inc.	61,820
481	@, L	Lam Research Corp.	20,582
1,800	@	LSI Logic Corp.	14,490
240	@	MEMC Electronic Materials, Inc.	9,283
309		Microchip Technology, Inc.	10,555
3,500	L	Micron Technology, Inc.	60,480
1,530		National Semiconductor Corp.	37,164
220	@	Pericom Semiconductor Corp.	2,046
1,000	@@	Shinko Electric Industries	28,914
95	@, L	Varian Semiconductor Equipment Associates, Inc.	3,354
			310,323
		Software: 1.1%
62	@	Advent Software, Inc.	2,031
200	@	Altiris, Inc.	4,520
111	@	Ansys, Inc.	5,188
1,100	@	Autodesk, Inc.	38,236
1,030	@	BMC Software, Inc.	27,419
240	@	Captaris, Inc.	1,243
100	@, L	Cerner Corp.	4,606
900	@	Citrix Systems, Inc.	27,612
1,740	@	Compuware Corp.	13,224
340	@	CSG Systems International	9,153
180	@	Digi International, Inc.	2,387

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
97	@	Dun & Bradstreet Corp.	$6,820
330		Fair Isaac Corp.	11,553
70	@	Filenet Corp.	2,446
280		Global Payments, Inc.	10,654
269	@, L	Hyperion Solutions Corp.	8,909
170	@	Mapinfo Corp.	2,108
8,490		Microsoft Corp.	218,108
400		MoneyGram International, Inc.	12,560
40	@	MRO Software, Inc.	1,028
100	@@	Nomura Research Institute Ltd.	13,274
3,800	@	Oracle Corp.	59,470
144	@, L	SPSS, Inc.	3,653
495	@, L	Sybase, Inc.	11,420
1,185	@, @@	Tele Atlas NV	21,650
			519,272
		Telecommunications: 2.3%
2,362	@, @@	Alcatel SA	29,597
60	L	Anixter International, Inc.	3,269
4,400		AT&T, Inc.	136,972
1,800	@, L	Avaya, Inc.	18,810
3,400		BellSouth Corp.	138,448
10,810	@	Cisco Systems, Inc.	237,712
30		Commonwealth Telephone Enterprises, Inc.	1,058
2,500	@@	Deutsche Telekom AG	36,574
270	@	Ditech Communications Corp.	2,379
1,100		Embarq Corp.	51,865
1,234	@@	France Telecom SA	26,250
448		Harris Corp.	19,676
5,800		Motorola, Inc.	135,604
4	@@	Nippon Telegraph & Telephone Corp.	20,150
400	@@	Orascom Telecom Holding SAE GDR	21,739
177	@, L	Polycom, Inc.	4,211
1,590		Qualcomm, Inc.	59,895
823	@, @@	Tandberg Television ASA	11,357
9,000	@@	Telefonaktiebolaget LM Ericsson	30,004
600	@@	Telekomunikasi Indonesia Tbk PT ADR	20,994
140		Telephone & Data Systems, Inc.	5,937
100	@	Tollgrade Communications, Inc.	915
419	@	Utstarcom, Inc.	3,440
11,987	@@	Vodafone Group PLC	25,978
			1,042,834
		Textiles: 0.0%
62	@	Mohawk Industries, Inc.	4,395
			4,395
		Toys/Games/Hobbies: 0.0%
126	@, L	Jakks Pacific, Inc.	2,059
100	@	Lenox Group, Inc.	568
			2,627
		Transportation: 0.4%
150		Arkansas Best Corp.	6,623
250		CH Robinson Worldwide, Inc.	11,455
5	@@	East Japan Railway Co.	36,843
210	@	EGL, Inc.	6,420
310	L	Expeditors International Washington, Inc.	12,360
380	L	Heartland Express, Inc.	6,110
260	@	HUB Group, Inc.	6,058
100	@, L	Kansas City Southern	2,635
3,000	@@	Kawasaki Kisen Kaisha Ltd.	19,445
100		Landstar System, Inc.	4,270
1,663		Norfolk Southern Corp.	71,060
172		Overseas Shipholding Group	11,472
			194,751

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.1% (continued)
		Water: 0.1%
489	@@	Veolia Environnement	$27,427
			27,427
		Total Common Stock
		(Cost $14,004,159)	16,549,579
PREFERRED STOCK: 0.9%
		Banks: 0.3%
11		DG Funding Trust	117,219
			117,219
		Diversified Financial Services: 0.2%
3,000	P	Merrill Lynch & Co., Inc.	77,040
1,100	P	National Rural Utilities Cooperative Finance Corp.	25,520
			102,560
		Insurance: 0.4%
4,025	@@	Aegon NV	100,795
3,525	P	Metlife, Inc.	90,064
			190,859
		Total Preferred Stock
		(Cost $407,683)	410,638

Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.1%
		Banks: 3.9%
$70,000	@@, L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	$61,002
28,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	30,537
30,000	@@	Bank of Ireland, 5.674%, due 12/29/49	26,503
30,000	@@	Bank of Nova Scotia, 5.625%, due 08/21/85	25,505
10,000	@@	Bank of Scotland, 5.563%, due 11/30/49	8,725
19,000		BankAmerica Capital II, 8.000%, due 12/15/26	19,852
20,000	@@	Barclays Bank PLC, 5.750%, due 12/31/49	17,861
109,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	101,972
50,000	@@	BNP Paribas, 5.185%, due 09/29/49	43,393
18,000		Chase Capital I, 7.670%, due 12/01/26	18,747
36,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	34,337
28,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	26,944
30,000	@@	Den Norske Bank ASA, 5.563%, due 08/29/49	25,500
10,000	@@	DEN Norske Creditbank, 5.688%, due 11/29/49	8,615
44,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	51,617
96,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	93,712
110,000	@@	HSBC Bank PLC, 5.663%, due 06/29/49	93,225
60,000	@@	HSBC Bank PLC, 5.875%, due 06/29/49	51,600
200,000	@@	KAUP Bank, 6.600%, due 12/28/15	188,370
70,000	@@	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	60,780
10,000	@@	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	8,883
69,000		M&I Capital Trust A, 7.650%, due 12/01/26	71,740
38,000		Mellon Capital I, 7.720%, due 12/01/26	39,610
30,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	31,767
40,000	@@	National Australia Bank Ltd., 5.400%, due 10/29/49	34,757
10,000	@@	National Westminster Bank PLC, 5.563%, due 11/29/49	8,576
44,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	42,712
19,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	18,121
11,000		RBS Capital Trust I, 5.512%, due 09/30/49	10,608
50,000	@@, #	Resona Bank Ltd., 5.850%, due 09/29/49	48,618
110,000	@@	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	95,530
40,000	@@	Societe Generale, 5.395%, due 11/29/49	34,603
130,000	@@	Standard Chartered PLC, 5.550%, due 11/29/49	108,550
90,000	@@	Standard Chartered PLC, 5.555%, due 07/29/49	74,025
10,000	@@	Standard Chartered PLC, 5.730%, due 01/29/49	8,200
35,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	36,594

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.1% (continued)
22,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	$21,924
30,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	25,708
57,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	53,022
66,000	@@, #	Woori Bank, 6.125%, due 05/03/16	66,867
			1,829,212
		Beverages: 0.1%
53,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	61,215
			61,215
		Chemicals: 0.1%
10,000		Stauffer Chemical, 5.580%, due 04/15/10	8,214
10,000		Stauffer Chemical, 5.910%, due 04/15/18	5,131
30,000		Stauffer Chemical, 7.780%, due 04/15/17	16,320
			29,665
		Commercial Services: 0.2%
100,000		Tulane University of Louisiana, 6.205%, due 11/15/12	100,875
			100,875
		Diversified Financial Services: 2.1%
123,000	@@, #	Aiful Corp., 4.450%, due 02/16/10	116,893
72,827	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	71,553
41,000		Citigroup Capital II, 7.750%, due 12/01/36	42,507
72,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	75,106
25,000	@@	Financiere CSFB NV, 5.625%, due 03/29/49	21,375
45,000		Fund American Cos., Inc., 5.875%, due 05/15/13	44,239
51,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	64,543
37,000	L	JPM Capital Trust I, 7.540%, due 01/15/27	38,408
44,000	L	JPM Capital Trust II, 7.950%, due 02/01/27	45,937
86,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	82,238
30,000	@@	Paribas, 5.563%, due 12/31/49	26,419
24,000	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	23,675
32,514	@@, #	Petroleum Export Ltd., 5.265%, due 06/15/11	31,956
82,065	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	82,937
100,000	@@, #	Preferred Term Securities Ltd./Preferred Term Securities, Inc., 5.829%, due 03/23/35	100,250
280,696	#	Toll Road Investors Partnership II LP, 0.000%, due 02/15/45	35,267
55,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	58,171
			961,474
		Electric: 0.4%
62,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	71,242
18,000		FirstEnergy Corp., 6.450%, due 11/15/11	18,689
24,942	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	25,121
11,108		PPL Montana, LLC, 8.903%, due 07/02/20	12,341
55,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	57,642
			185,035
		Home Builders: 0.1%
49,000		D.R. Horton, Inc., 5.625%, due 09/15/14	46,016
			46,016
		Insurance: 0.3%
24,000	#	Liberty Mutual Group, Inc., 7.500%, due 08/15/36	24,863
90,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	95,073
			119,936
		Media: 0.1%
29,000	#	Viacom, Inc., 5.750%, due 04/30/11	28,790
			28,790
		Mining: 0.1%
30,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	34,695
			34,695
		Oil & Gas: 0.5%
40,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	37,766
8,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	8,435
18,000	@@, #	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	17,699
68,000	@@, #	Pemex Project Funding Master Trust, 6.690%, due 06/15/10	69,734
41,000	@@, #	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	39,679
69,000	@@	Transocean, Inc., 5.591%, due 09/05/08	69,024
			242,337

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.1% (continued)
		Pipelines: 0.2%
109,000	#, I	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	$106,989
			106,989
		Real Estate: 0.3%
88,000		Duke Realty LP, 5.950%, due 02/15/17	88,757
50,000		EOP Operating LP, 7.750%, due 11/15/07	51,265
			140,022
		Real Estate Investment Trusts: 0.2%
14,000		Liberty Property LP, 6.375%, due 08/15/12	14,571
48,000		Liberty Property LP, 7.750%, due 04/15/09	50,503
45,000		Simon Property Group LP, 4.875%, due 03/18/10	44,195
			109,269
		Retail: 0.1%
49,000		May Department Stores Co., 3.950%, due 07/15/07	48,297
			48,297
		Savings & Loans: 0.1%
37,000		Great Western Financial, 8.206%, due 02/01/27	38,837
			38,837
		Telecommunications: 0.2%
21,000	@@	Telecom Italia Capital SA, 7.200%, due 07/18/36	22,001
75,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	76,824
			98,825
		Total Corporate Bonds/Notes
		(Cost $4,223,123)	4,181,489
U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.9%
		Federal Home Loan Bank: 0.9%
245,000	L	5.125%, due 06/18/08	245,289
95,000		5.375%, due 07/18/11	96,458
55,000		5.375%, due 08/19/11	55,835
55,000		5.500%, due 07/15/36	57,016
45,000	C	5.550%, due 08/24/07	45,019
101,000		5.625%, due 06/13/16	103,295
			602,912
		Federal Home Loan Mortgage Corporation: 1.5%
110,000		4.000%, due 08/17/07	108,721
183,588	C, S	4.500%, due 12/15/16	179,914
200,000		4.875%, due 02/17/09	199,483
125,535	C, S	5.000%, due 08/15/16	123,213
150,000	C, S	5.000%, due 05/15/20	145,132
100,000	L	5.125%, due 04/18/08	100,087
100,000	C	5.400%, due 10/10/08	100,005
330,560	C, S	5.500%, due 11/15/18	331,281
26,000	W	5.500%, due 09/15/19	25,894
170,000	W	5.500%, due 09/13/36	166,972
360,000	C	5.750%, due 05/11/11	360,333
104,000	S	5.750%, due 06/27/16	107,622
75,000		5.875%, due 03/21/11	77,056
34,642	S	6.000%, due 12/01/28	34,905
167,397	C, S	6.000%, due 01/15/29	170,304
74,846	S	7.000%, due 11/01/31	77,072
			2,307,994
		Federal National Mortgage Association: 11.2%
61,000		4.250%, due 09/15/07	60,400
63,000	W	4.500%, due 09/15/18	60,559
24,000	W	4.500%, due 09/15/35	22,350
111,000		4.750%, due 08/10/07	110,484
82,584	S	4.807%, due 08/01/35	81,129
60,000	W	5.000%, due 09/15/18	58,763
3,100,000	W	5.000%, due 10/15/33	2,969,217
214,000		5.250%, due 08/01/12	214,169
100,000	L	5.250%, due 09/15/16	101,362

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.9% (continued)
111,308	S	5.500%, due 02/01/18	$110,944
92,333	S	5.500%, due 11/01/33	90,970
554,000	W	5.500%, due 10/15/35	543,440
126,774	S	6.000%, due 08/01/16	128,354
14,000	W	6.000%, due 09/15/18	14,158
34,645	S	6.000%, due 10/01/18	35,065
116,485	S	6.000%, due 04/25/31	118,994
480,000	W	6.000%, due 09/15/33	480,600
37,950	S	7.000%, due 02/01/31	39,095
16,783	S	7.000%, due 03/01/32	17,274
3,687	S	7.000%, due 08/01/35	3,787
6,880	S	7.500%, due 09/01/31	7,118
			5,268,232
		Government National Mortgage Association: 0.5%
335,506	C, S	5.629%, due 01/25/36	330,265
12,925	S	6.500%, due 02/15/26	13,243
21,607	S	6.500%, due 02/15/29	22,151
26,289	S	6.500%, due 01/15/32	26,906
39,393	S	7.000%, due 02/15/28	40,660
30,527	S	7.500%, due 12/15/23	31,797
			465,022
		Total U.S. Government Agency Obligations
		(Cost $8,629,438)	8,644,160
U.S. TREASURY OBLIGATIONS: 9.6%
		U.S. Treasury Bond: 2.4%
233,000	L	4.500%, due 02/15/36	219,366
211,000	L	6.000%, due 02/15/26	238,381
292,000	L	6.250%, due 08/15/23	334,911
			792,658
		U.S. Treasury Inflation-Indexed Bond: 1.6%
200,000	L	2.000%, due 01/15/16	200,231
549,000	L	2.375%, due 04/15/11	563,660
			763,891
		U.S. Treasury Note: 5.6%
160,000	L	4.875%, due 08/15/09	160,775
2,052,000	L	4.875%, due 07/31/11	2,067,872
260,000	L	4.875%, due 08/15/16	263,027
318,000	L	5.000%, due 07/31/08	319,242
32,000	L	5.125%, due 05/15/16	32,919
			2,843,835
		Total U.S. Treasury Obligations
		(Cost $4,375,834)	4,400,384
ASSET - BACKED SECURITIES: 1.8%
		Automobile Asset - Backed Securities: 0.6%
13,000	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	12,839
49,000	C, S	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	48,861
20,000	C, S	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	19,973
9,000	C, S	Carmax Auto Owner Trust, 4.210%, due 01/15/10	8,896
9,000	C, S	Daimler Chrysler Auto Trust, 5.010%, due 01/08/11	8,984
62,000	C, S	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	62,223
7,000	C, S	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	6,915
12,000	C, S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	11,930
66,343	C, S	USAA Auto Owner Trust, 2.040%, due 02/16/10	66,106
17,000	C, S	USAA Auto Owner Trust, 5.010%, due 09/15/10	16,972
			263,699
		Credit Card Asset - Backed Securities: 0.6%
45,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	44,479
43,000	C, S	Capital One Master Trust, 4.900%, due 03/15/10	42,908

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

ASSET - BACKED SECURITIES: 1.8% (continued)
54,000	C, S	Capital One Master Trust, 6.310%, due 06/15/11	$54,989
3,000	C	Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	2,917
52,000	C, S	Capital One Multi-Asset Execution Trust, 4.050%, due 02/15/11	51,151
64,000	C, S	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	64,808
			261,252
		Home Equity Asset - Backed Securities: 0.1%
32,000	+, C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	32,009
			32,009
		Other Asset - Backed Securities: 0.5%
8,000	C, S	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	8,000
73,370	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	72,260
3,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	2,964
79,000	C	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/36	79,181
25,000	+, C, S	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	24,976
36,000	C, S	Equity One ABS, Inc., 5.050%, due 09/25/33	35,452
25,000	+, C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	25,008
2,000	C, S	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,978
			249,819
		Total Asset - Backed Securities
		(Cost $810,779)	806,779
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.0%
		Commercial Mortgage - Backed Securities: 3.1%
12,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	11,594
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	9,812
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	9,846
44,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	43,519
20,000	C, S	Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	20,222
10,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,397
9,837	C, S	Citigroup Commercial Mortgage Trust, 5.911%, due 03/15/49	9,994
409,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	399,164
31,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.776%, due 04/15/62	33,582
9,859	C, S	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	9,800
170,000	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	172,665
405,000	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	423,745
4,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,883
22,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	21,325
9,792	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	9,937
10,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	10,267
10,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	9,664
15,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	14,573
9,892	C, S	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	10,050
30,000	C, S	Morgan Stanley Capital I, 4.827%, due 06/12/47	29,324
60,000	C, S	Morgan Stanley Capital I, 5.490%, due 07/12/44	60,535
30,000	C, S	Morgan Stanley Capital I, 5.914%, due 08/12/41	30,662
58,709	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	56,519
9,803	C, S	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	9,917
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	10,258
			1,431,254
		Whole Loan Collateral CMO: 4.8%
37,613	C, S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	37,224
218,454	C, S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	214,974
163,677	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	163,101
945	C	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	950
66,964	C, S	GMAC Mortgage Corp. Loan Trust, 4.603%, due 10/19/33	64,473
24,236	#	GSMPS Mortgage Loan Trust, 5.674%, due 01/25/35	24,343
98,420	C, S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	98,241
345,938	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	337,073
895,547	C, S	MASTR Reperforming Loan Trust, 5.684%, due 07/25/35	892,188
47,665	C, S	Thornburg Mortgage Securities Trust, 5.694%, due 09/25/34	47,937
128,788	C, S	Wamu Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	128,971
168,040	C, S	Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	165,324
			2,174,799

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2006 (Unaudited)(continued)

Principal
Amount				Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.0% (continued)
		Whole Loan Collateral Support CMO: 0.1%
39,317	C, S	Banc of America Mortgage Securities, 5.500%, due 11/25/33		$38,380
				38,380
		Total Collateralized Mortgage Obligations
		(Cost $3,716,126)		3,644,433
MUNICIPAL BONDS: 0.3%
		Municipal: 0.3%
40,000	C	City of San Diego, 7.125%, due 06/01/32		41,148
105,000	C	Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		108,677
				149,825
		Total Municipal Bonds
		(Cost $145,468)		149,825

		Total Long-Term Investments
		(Cost $36,312,610)		38,787,287
SHORT-TERM INVESTMENTS: 38.1%
		Repurchase Agreement: 24.6%
11,275,000	S

Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $11,276,644 to be received upon repurchase (Collateralized by $5,125,000 Federal National Mortgage Association, 5.050%, Market Value plus accrued interest $5,135,848, due 02/07/11, and $6,790,000 Federal National Mortgage Association, 4.375%, Market Value plus accrued interest $6,646,891, due 03/15/13).

		Total Repurchase Agreement		11,275,000
		(Cost $11,275,000)		11,275,000
		Securities Lending Collateralcc: 14.8%
6,189,828		The Bank of New York Cash Reserves Fund		6,189,828

		Total Securities Lending Collateral
		(Cost $6,189,828)		6,189,828

		Total Short-Term Investments
		(Cost $17,464,828)		17,464,828

		Total Investments in Securities
		(Cost $53,777,438)*	122.8%	$56,252,115
		Other Assets and Liabilities - Net	(22.8)	(10,457,487)
		Net Assets	100.0%	$45,794,628

@		Non-income producing security
@@		Foreign Issuer
ABS		Automated Bond System
ADR		American Depositary Receipt
GDR		Global Depositary Receipt
MASTR		Mortgage Asset Securitization Transaction, Inc.
+		Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C		Bond may be called prior to maturity date.
P		Preferred stock may be called prior to convertible date.
cc		Securities purchased with cash collateral for securities loaned.
W		When-issued or delayed delivery security.
S		Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I		Illiquid security
L		Loaned security, a portion or all of the security is on loan at August 31, 2006.
*		Cost for federal income tax purposes is $54,062,696.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,671,279
		Gross Unrealized Depreciation	(481,860)
		Net Unrealized Appreciation	$2,189,419

Information concerning open futures contracts at August 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 E-Mini Future	1	$65,280	09/15/2006	$1,725
U.S. 10 Year Treasury Note Future	11	1,181,125	12/19/2006	2,695
U.S. 2 Year Treasury Note Future	14	2,860,813	12/29/2006	2,774
U.S. 5 Year Treasury Note Future	7	735,766	12/29/2006	1,169
		$4,842,984		$8,363

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

U.S. Long Bond Future	11	$(1,221,688)	12/19/2006	$(3,321)
		$(1,221,688)		$(3,321)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 75.3%
		Advertising: 0.3%
1,010	@	inVentiv Health, Inc.	$31,441
2,850		Omnicom Group	249,147
			280,588
		Aerospace/Defense: 2.0%
190	@, L	Armor Holdings, Inc.	10,045
7,100		Boeing Co.	531,790
3,780	@@	European Aeronautic Defence and Space Co. NV	114,071
5,000		General Dynamics Corp.	337,750
4,300		Lockheed Martin Corp.	355,180
6,394		Raytheon Co.	301,861
985	@, L	Teledyne Technologies, Inc.	37,765
3,650		United Technologies Corp.	228,892
			1,917,354
		Agriculture: 1.5%
7,700		Altria Group, Inc.	643,181
8,200		Archer-Daniels-Midland Co.	337,594
7,015	@@	British American Tobacco PLC	192,755
52	@@	Japan Tobacco, Inc.	197,510
2,000		Monsanto Co.	94,880
			1,465,920
		Airlines: 0.4%
21,068	@, @@	British Airways PLC	164,765
1,715		Skywest, Inc.	41,452
13,050		Southwest Airlines Co.	226,026
			432,243
		Apparel: 0.6%
7,150	@	Coach, Inc.	215,859
510	@, L	Deckers Outdoor Corp.	20,915
1,050	@	Gymboree Corp.	35,228
2,100		Jones Apparel Group, Inc.	65,730
716		K-Swiss, Inc.	19,697
990	L	Kellwood Co.	27,136
1,180		Phillips-Van Heusen	45,595
1,430		Polo Ralph Lauren Corp.	84,356
1,070	@, L	Quiksilver, Inc.	14,980
1,900	@	Timberland Co.	53,979
1,630		Wolverine World Wide, Inc.	41,125
			624,600
		Auto Manufacturers: 0.2%
3,163	@@	DaimlerChrysler AG	166,782
1,070		Wabash National Corp.	14,755
			181,537
		Auto Parts & Equipment: 0.1%
1,579		ArvinMeritor, Inc.	23,448
9,200	@@	Sumitomo Rubber Industries, Inc.	97,588
			121,036

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
		Banks: 5.8%
29,236	@@	Banca Intesa S.p.A.	$195,690
16,300		Bank of America Corp.	838,961
8,300	@@	Bank of Ireland	157,636
22,536	@@	Barclays PLC	282,348
17,802	@@	Capitalia S.p.A.	155,282
1,350		Chittenden Corp.	38,948
3,500		Colonial BancGroup, Inc.	85,715
3,000		Comerica, Inc.	171,750
7,821	@@	Depfa Bank PLC	145,976
1,451	@@	Deutsche Bank AG	165,862
578		East-West Bancorp., Inc.	23,409
470		First Midwest Bancorp., Inc.	17,555
206		Fremont General Corp.	2,942
810		Irwin Financial Corp.	15,422
1,900	@@	KBC Groep NV	204,632
262		Mercantile Bankshares Corp.	9,676
21	@@	Mitsubishi UFJ Financial Group, Inc.	284,883
29	@@	Mizuho Financial Group, Inc.	233,602
7,600	@@	National Australia Bank Ltd.	210,222
8,000		National City Corp.	276,640
660		Republic Bancorp. Inc.	8,534
8,508	@@	Royal Bank of Scotland Group PLC	288,588
1,397	@@	Societe Generale	225,646
660		South Financial Group, Inc.	17,840
13,000	@@	Sumitomo Trust & Banking Co., Ltd.	137,659
2,900		TCF Financial Corp.	75,603
466		UCBH Holdings, Inc.	8,453
16,250		US Bancorp.	521,138
6,050		Wachovia Corp.	330,512
12,600		Wells Fargo & Co.	437,850
1,490		Whitney Holding Corp.	52,403
			5,621,377
		Beverages: 2.1%
8,300		Anheuser-Busch Cos., Inc.	409,854
7,550		Coca-Cola Co.	338,316
4,155	@@	Coca-Cola Hellenic Bottling Co. SA	136,904
1,200	@@, L	Fomento Economico Mexicano SA de CV ADR	112,704
520	@, L	Hansen Natural Corp.	14,310
2,550		Pepsi Bottling Group, Inc.	89,276
11,950		PepsiCo, Inc.	780,096
7,577	@@	SABMiller PLC	149,266
			2,030,726
		Biotechnology: 0.4%
4,450	@	Amgen, Inc.	302,289
1,300	@, L	Invitrogen Corp.	79,105
4,012	@	Millennium Pharmaceuticals, Inc.	43,570
			424,964
		Building Materials: 0.2%
5,394	@@	Italcementi S.p.A.	133,042
390		Martin Marietta Materials, Inc.	32,120
			165,162
		Chemicals: 1.2%
1,046		Airgas, Inc.	37,468
3,350		EI DuPont de Nemours & Co.	133,900
1,340		HB Fuller Co.	25,768

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
2,100	@	Hercules, Inc.	$32,760
578		Lubrizol Corp.	25,137
2,998	L	Lyondell Chemical Co.	77,888
2,900		Olin Corp.	43,587
640	@	OM Group, Inc.	25,600
1,330	@	Omnova Solutions, Inc.	7,475
2,500	@	PolyOne Corp.	21,675
3,050		PPG Industries, Inc.	193,248
2,650		Rohm & Haas Co.	116,865
2,000		Sherwin-Williams Co.	103,280
19,000	@@	Sumitomo Chemical Co., Ltd.	149,119
900	@@	Umicore	130,972
			1,124,742
		Coal: 0.1%
2,360		Peabody Energy Corp.	104,005
			104,005
		Commercial Services: 0.8%
31		Administaff, Inc.	1,071
2,724	@	Career Education Corp.	52,165
446	@	Consolidated Graphics, Inc.	27,732
2,070	@	Corinthian Colleges, Inc.	25,088
260		CPI Corp.	10,252
2,400		Equifax, Inc.	76,296
670	@	Heidrick & Struggles International, Inc.	23,825
560	@, L	Kendle International, Inc.	14,795
1,800	@	Korn/Ferry International	36,756
1,787	@	Labor Ready, Inc.	30,611
600	@	Live Nation, Inc.	12,588
1,800		Manpower, Inc.	106,398
4,950		McKesson Corp.	251,460
3,700	@	MPS Group, Inc.	52,022
203	@	NCO Group, Inc.	5,319
1,000	@	Rewards Network, Inc.	4,350
2,030	@	Spherion Corp.	15,164
1,019	@, L	United Rentals, Inc.	22,072
431	@, L	Vertrue, Inc.	18,270
310	@, L	Volt Information Sciences, Inc.	13,218
270		Watson Wyatt Worldwide, Inc.	10,708
			810,160
		Computers: 2.6%
1,991	@, @@, #	Atos Origin	104,678
270	@	CACI International, Inc.	14,326
2,393	@, L	Cadence Design Systems, Inc.	39,317
960	@	Carreker Corp.	6,288
3,400	@	Ceridian Corp.	81,158
8,650	@	Dell, Inc.	195,058
500	@	DST Systems, Inc.	29,515
970		Factset Research Systems, Inc.	42,777
20,150		Hewlett-Packard Co.	736,684
10,400		International Business Machines Corp.	842,088
940	@, L	Komag, Inc.	33,802
2,000	@	Lexmark International, Inc.	112,140
1,120	@	Manhattan Associates, Inc.	25,995
1,067	@	Micros Systems, Inc.	51,067
3,500	@, L	Palm, Inc.	50,960
960	@, L	Radisys Corp.	22,723

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
1,660		Reynolds & Reynolds Co.	$63,678
650	@	SYKES Enterprises, Inc.	13,072
521	@, L	Synaptics, Inc.	13,176
6,400	@	Unisys Corp.	34,240
1,894	@, L	Western Digital Corp.	34,660
			2,547,402
		Cosmetics/Personal Care: 1.2%
18,850		Procter & Gamble Co.	1,166,815
			1,166,815
		Distribution/Wholesale: 0.3%
2,229	@	Ingram Micro, Inc.	40,122
449	L	Pool Corp.	17,093
11,000	@@	Sumitomo Corp.	147,930
1,700	@	Tech Data Corp.	59,313
798	@	United Stationers, Inc.	36,572
			301,030
		Diversified Financial Services: 5.0%
954		AG Edwards, Inc.	50,390
4,650		American Express Co.	244,311
3,300	@, L	AmeriCredit Corp.	77,517
1,900		Bear Stearns Cos., Inc.	247,665
17,700		Citigroup, Inc.	873,495
3,550		Fannie Mae	186,908
3,750		Goldman Sachs Group, Inc.	557,438
1,182		IndyMac Bancorp., Inc.	46,216
410	@	Investment Technology Group, Inc.	18,946
12,950		JPMorgan Chase & Co.	591,297
19	@@	Kenedix, Inc.	91,059
2,870	@, L	LaBranche & Co., Inc.	23,821
5,950		Lehman Brothers Holdings, Inc.	379,670
3,350		Merrill Lynch & Co., Inc.	246,326
9,000		Morgan Stanley	592,110
2,500		Raymond James Financial, Inc.	69,300
570	@@	SFCG Co., Ltd.	112,377
5,440	@@	UBS AG	307,520
16,000	@@	UFJ NICos. Co., Ltd.	104,189
			4,820,555
		Electric: 2.6%
15,900	@	AES Corp.	337,716
1,700		Dominion Resources, Inc.	135,813
6,250		Duke Energy Corp.	187,500
3,400	L	Exelon Corp.	207,332
5,800	@@	Fortum OYJ	155,856
2,300		Idacorp, Inc.	88,366
34,680	@@	International Power PLC	209,698
3,500		OGE Energy Corp.	130,340
2,500		Pepco Holdings, Inc.	63,475
1,900	@@	RWE AG	173,844
1,510		SCANA Corp.	62,439
6,200	@@	Tokyo Electric Power Co., Inc.	176,585
7,500		TXU Corp.	496,575
1,530		Wisconsin Energy Corp.	65,790
			2,491,329
		Electrical Components & Equipment: 0.3%
1,170		Belden Cdt, Inc.	41,816

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
500	@	Energizer Holdings, Inc.	$33,430
405	@	Littelfuse, Inc.	14,625
27,000	@@	Toshiba Corp.	191,508
			281,379
		Electronics: 0.8%
7,700	@	Agilent Technologies, Inc.	247,632
700		Amphenol Corp.	40,229
400	L	Brady Corp.	15,280
968	@	Coherent, Inc.	35,100
350	@, L	Cymer, Inc.	14,403
601	@, L	Flir Systems, Inc.	16,648
3,600	@@	Hoya Corp.	130,320
220	@	Itron, Inc.	12,316
940		Park Electrochemical Corp.	24,534
640	@, L	Planar Systems, Inc.	6,291
1,900	@	Plexus Corp.	37,658
1,500	@	Thomas & Betts Corp.	67,740
484	@	Trimble Navigation Ltd.	23,701
1,900	@	Waters Corp.	81,035
			752,887
		Engineering & Construction: 0.6%
2,300	@@	Bouygues	121,174
810	@	EMCOR Group, Inc.	44,906
1,100		Granite Construction, Inc.	59,015
500	@	Jacobs Engineering Group, Inc.	43,545
25,000	@@	Taisei Corp.	89,601
330	@	URS Corp.	13,382
1,800	@@	Vinci SA	194,859
			566,482
		Environmental Control: 0.0%
200	@	Aleris International, Inc.	10,254
67		Republic Services, Inc.	2,598
91	@, L	Waste Connections, Inc.	3,346
			16,198
		Exchange Traded Funds: 0.1%
550		iShares S&P SmallCap 600 Index Fund	33,484
500		Midcap SPDR Trust Series 1	68,435
			101,919
		Food: 0.8%
3,350		Campbell Soup Co.	125,860
1,565		Corn Products International, Inc.	53,993
141		Flowers Foods, Inc.	3,828
5,315		General Mills, Inc.	288,232
2,185		Hormel Foods Corp.	80,080
770	@	Ralcorp Holdings, Inc.	38,092
9,485	@@	Unilever PLC	226,752
			816,837
		Forest Products & Paper: 0.2%
251		Longview Fibre Co.	5,231
2,000		Louisiana-Pacific Corp.	39,120
970		Rock-Tenn Co.	18,740
2,100		Temple-Inland, Inc.	93,492
			156,583

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
		Gas: 0.4%
360		Cascade Natural Gas Corp.	$9,234
29,500	@@	Centrica PLC	165,721
2,302		Energen Corp.	100,459
3,292		UGI Corp.	81,642
			357,056
		Hand/Machine Tools: 0.1%
319		Regal-Beloit Corp.	13,768
1,100		Snap-On, Inc.	48,070
			61,838
		Healthcare - Products: 1.5%
1,500		Beckman Coulter, Inc.	82,155
567	@	Biosite, Inc.	24,948
3,000	@	Cytyc Corp.	71,670
3,168		Dentsply International, Inc.	103,213
1,500	@	Edwards Lifesciences Corp.	70,035
1,024	@	Gen-Probe, Inc.	49,777
468	@, L	Hologic, Inc.	20,208
289	@	Idexx Laboratories, Inc.	26,591
1,950	@	Immucor, Inc.	40,502
10,550		Johnson & Johnson	682,163
950	L	Mentor Corp.	46,113
770	@	Osteotech, Inc.	2,895
660	@, L	Resmed, Inc.	26,849
660	@	Respironics, Inc.	24,361
2,300		Steris Corp.	54,694
1,200	@	Techne Corp.	61,080
1,050	@	Varian Medical Systems, Inc.	55,965
			1,443,219
		Healthcare - Services: 2.5%
8,300	L	Aetna, Inc.	309,341
1,380	@, L	AMERIGROUP Corp.	43,525
9,420	@, @@	Capio AB	159,279
2,900	@	Coventry Health Care, Inc.	157,296
1,500	@@	Fresenius Medical Care AG & Co. KGaA	197,741
2,330	@	Health Net, Inc.	97,417
870	@, L	Healthways, Inc.	44,909
3,050	@	Humana, Inc.	185,837
1,562	@, L	Odyssey HealthCare, Inc.	25,054
450	@	Pediatrix Medical Group, Inc.	20,610
1,150	@, L	Sierra Health Services, Inc.	49,335
11,749		UnitedHealth Group, Inc.	610,361
6,250	@	WellPoint, Inc.	483,813
			2,384,518
		Holding Companies - Diversified: 0.1%
3,600		Leucadia National Corp.	92,628
			92,628
		Home Builders: 0.1%
105	@, L	NVR, Inc.	53,933
537		Winnebago Industries	15,680
			69,613

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
		Home Furnishings: 0.1%
824		Ethan Allen Interiors, Inc.	$27,810
1,200		Harman International Industries, Inc.	97,344
			125,154
		Household Products/Wares: 0.3%
2,100	L	American Greetings Corp.	51,492
1,400	@@	Henkel KGaA	178,740
313		John H. Harland Co.	11,694
			241,926
		Housewares: 0.0%
1,105		Toro Co.	44,211
			44,211
		Insurance: 5.1%
7,000		Allstate Corp.	405,580
1,445	L	American Financial Group, Inc.	67,510
9,700		American International Group, Inc.	619,054
300		AmerUs Group Co.	20,340
63,000	@@	China Life Insurance Co., Ltd.	111,859
6,050		Chubb Corp.	303,468
270	@@	Everest Re Group Ltd.	25,375
1,397		Fidelity National Financial, Inc.	56,201
770		First American Corp.	31,277
1,500		Hanover Insurance Group, Inc.	66,750
2,700		HCC Insurance Holdings, Inc.	87,723
810		Infinity Property & Casualty Corp.	30,740
553		Landamerica Financial Group, Inc.	34,972
76,219	@@	Legal & General Group PLC	190,879
4,550		Lincoln National Corp.	276,185
6,700		Loews Corp.	257,816
1,100		Mercury General Corp.	55,297
8,000	L	Metlife, Inc.	440,240
1,001	@@	Muenchener Rueckversicherungs AG	150,497
2,011		Old Republic International Corp.	42,030
1,355	@	Philadelphia Consolidated Holding Co.	48,997
2,000		PMI Group, Inc.	86,480
275		Presidential Life Corp.	6,482
4,700		Principal Financial Group	250,228
315	@	ProAssurance Corp.	15,845
5,478		Prudential Financial, Inc.	402,140
9,700	@@	QBE Insurance Group Ltd.	176,408
1,650		Radian Group, Inc.	98,802
2,258		Safeco Corp.	130,309
550		Safety Insurance Group, Inc.	28,281
800		Selective Insurance Group	41,616
10,600	@@	Storebrand ASA	110,310
3,215		WR Berkley Corp.	112,525
431		Zenith National Insurance Corp.	16,292
670	@@	Zurich Financial Services AG	152,725
			4,951,233
		Internet: 0.5%
700	@	Google, Inc.	264,971
1,160	@	Infospace, Inc.	25,787
340	@	Internet Security Systems	9,404
448	@, L	j2 Global Communications, Inc.	11,258
3,750	@	McAfee, Inc.	85,350
600	@	RSA Security, Inc.	16,710
2,500		United Online, Inc.	28,675
683	@, L	Websense, Inc.	14,118
			456,273

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
		Iron/Steel: 0.9%
23,800	@@	BlueScope Steel Ltd.	$123,175
140		Carpenter Technology Corp.	13,418
440	@	Chaparral Steel Co.	31,425
820	L	Cleveland-Cliffs, Inc.	29,905
5,150		Nucor Corp.	251,681
1,900		Reliance Steel & Aluminum Co.	62,263
830		Ryerson, Inc.	17,579
1,200		Steel Dynamics, Inc.	63,348
360		Steel Technologies, Inc.	8,006
27,000	@@	Sumitomo Metal Industries Ltd.	110,622
2,300		United States Steel Corp.	133,791
			845,213
		Leisure Time: 0.3%
3,396	@@	Carnival PLC	145,863
698	@, L	Multimedia Games, Inc.	6,687
357	L	Polaris Industries, Inc.	13,602
5,100	@@	Yamaha Motor Co., Ltd.	135,296
			301,448
		Lodging: 0.0%
310	@	Aztar Corp.	16,266
			16,266
		Machinery - Construction & Mining: 0.5%
5,556	@@	Atlas Copco AB	134,391
2,550		Caterpillar, Inc.	169,193
7,400	@@	Hitachi Construction Machinery Co., Ltd.	162,190
790		JLG Industries, Inc.	13,793
1,020		Joy Global, Inc.	44,411
			523,978
		Machinery - Diversified: 0.3%
451		Albany International Corp.	15,749
1,184		Applied Industrial Technologies, Inc.	26,770
1,280	@	Gardner Denver, Inc.	46,042
1,800		Graco, Inc.	68,040
429	L	IDEX Corp.	18,014
1,310		Manitowoc Co., Inc.	57,902
1,260		Nordson Corp.	50,450
			282,967
		Media: 2.1%
10,900		CBS Corp. - Class B	311,195
7,900	@, L	Comcast Corp.	276,500
5,150		McGraw-Hill Cos., Inc.	287,937
10,700	@@	Mediaset S.p.A.	123,587
23,950		News Corp., Inc.	455,769
10,500		Time Warner, Inc.	174,510
5,294	@@	Vivendi	182,002
8,200		Walt Disney Co.	243,130
20		Washington Post	15,355
			2,069,985

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
		Metal Fabricate/Hardware: 0.1%
330		AM Castle & Co.	$9,326
138		Kaydon Corp.	5,259
134		Precision Castparts Corp.	7,831
790		Quanex Corp.	27,121
349	L	Valmont Industries, Inc.	18,204
			67,741
		Mining: 0.3%
3,150		Alcoa, Inc.	90,059
11,531	@@	BHP Billiton Ltd.	242,888
			332,947
		Miscellaneous Manufacturing: 2.1%
2,850		3M Co.	204,345
1,100		Acuity Brands, Inc.	47,003
696		AO Smith Corp.	27,917
226		Aptargroup, Inc.	11,639
536		Carlisle Cos., Inc.	45,828
1,700	@	Cooper Industries Ltd.	139,196
1,600		Crane Co.	63,968
860	@	EnPro Industries, Inc.	27,038
37,100		General Electric Co.	1,263,626
1,129		Myers Industries, Inc.	18,549
1,900		Roper Industries, Inc.	88,122
1,114		Teleflex, Inc.	62,172
			1,999,403
		Office Furnishings: 0.1%
2,203		Herman Miller, Inc.	62,213
			62,213
		Oil & Gas: 6.7%
430		Cabot Oil & Gas Corp.	21,956
13,011		Chevron Corp.	837,908
1,680		Cimarex Energy Co.	64,344
10,550		ConocoPhillips	669,187
4,300	@@	ERG S.p.A.	94,704
29,600		ExxonMobil Corp.	2,003,012
2,084		Frontier Oil Corp.	68,147
3,020		Helmerich & Payne, Inc.	74,081
3,900		Marathon Oil Corp.	325,650
3,190		Noble Energy, Inc.	157,650
4,840	@@	Norsk Hydro ASA	124,668
8,300		Occidental Petroleum Corp.	423,217
530		Penn Virginia Corp.	37,625
1,400	@@	Petroleo Brasileiro SA ADR	125,524
122		Pogo Producing Co.	5,418
3,800	@	Pride International, Inc.	98,534
10,439	@@	Royal Dutch Shell PLC - Class B	373,130
13,185	@@	Santos Ltd.	112,647
1,290		St. Mary Land & Exploration Co.	52,632
240	@	Stone Energy Corp.	10,601
2,300		Sunoco, Inc.	165,393
872	@, L	Swift Energy Co.	38,159
4,500	@@	Total SA	303,875
6,050		Valero Energy Corp.	347,270
			6,535,332

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
		Oil & Gas Services: 1.0%
10,800		Halliburton Co.	$352,296
800	@	Helix Energy Solutions Group, Inc.	30,768
23	@, L	Lone Star Technologies	1,043
330	@, L	Maverick Tube Corp.	21,209
2,850	@, @@	Petroleum Geo-Services ASA	148,486
4,150		Schlumberger Ltd.	254,395
520	@, L	SEACOR Holdings, Inc.	45,256
1,630	L	Tidewater, Inc.	77,604
			931,057
		Packaging & Containers: 0.0%
800		Sonoco Products Co.	26,784
			26,784
		Pharmaceuticals: 4.4%
5,750		Abbott Laboratories	280,025
1,490		Alpharma, Inc.	31,201
3,950		AmerisourceBergen Corp.	174,432
4,676	@@	AstraZeneca PLC	303,440
5,200		Cardinal Health, Inc.	350,584
388	@, L	Connetics Corp.	4,206
2,650	@	Express Scripts, Inc.	222,812
13,200	@@	GlaxoSmithKline PLC	374,486
2,850	@	Hospira, Inc.	104,396
4,750	@	King Pharmaceuticals, Inc.	77,045
16,900		Merck & Co., Inc.	685,295
836	@	NBTY, Inc.	26,635
1,020		Omnicare, Inc.	46,216
26,200		Pfizer, Inc.	722,072
2,040	@@	Roche Holding AG	375,873
900	@	Sepracor, Inc.	42,309
3,300	@@	Takeda Pharmaceutical Co., Ltd.	218,059
1,420	@	Theragenics Corp.	4,416
440	@, L	USANA Health Sciences, Inc.	19,694
5,050		Wyeth	245,935
			4,309,131
		Pipelines: 0.1%
1,070		Questar Corp.	92,598
			92,598
		Real Estate: 0.1%
12,000	@@	Cheung Kong Holdings Ltd.	132,454
			132,454
		Real Estate Investment Trusts: 0.2%
700		AMB Property Corp.	39,081
201		Colonial Properties Trust	9,966
885		Developers Diversified Realty Corp.	47,879
200	L	Essex Property Trust, Inc.	25,094
313		Highwoods Properties, Inc.	11,813
317		Macerich Co.	23,667
1,310	L	New Century Financial Corp.	50,710
436		Regency Centers Corp.	29,330
			237,540
		Retail: 5.5%
1,267	@, L	99 Cents Only Stores	14,393
695		Abercrombie & Fitch Co.	44,848
2,000	@	Aeropostale, Inc.	50,800
2,665		American Eagle Outfitters	102,949

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
1,840	@	AnnTaylor Stores Corp.	$73,232
1,550		Barnes & Noble, Inc.	56,358
2,100		Brinker International, Inc.	80,787
1,005		Brown Shoe Co., Inc.	32,110
855	@, L	Carmax, Inc.	32,225
772		Cato Corp.	17,934
3,536	@	Charming Shoppes, Inc.	46,534
1,240	L	Christopher & Banks Corp.	30,194
2,750		Circuit City Stores, Inc.	64,928
2,605		Claire’s Stores, Inc.	71,195
6,150		Costco Wholesale Corp.	287,759
2,600	@, L	Dollar Tree Stores, Inc.	74,828
6,000	@@	Don Quijote Co., Ltd.	122,103
1,540	@	Dress Barn, Inc.	27,181
2,900		Family Dollar Stores, Inc.	74,153
1,300		Foot Locker, Inc.	31,330
660		Group 1 Automotive, Inc.	29,898
224		Haverty Furniture Cos., Inc.	3,147
7,750		Home Depot, Inc.	265,748
920	@	Jack in the Box, Inc.	44,142
4,900	@, L	Kohl’s Corp.	306,299
6,450		Limited Brands, Inc.	165,959
5,850		Lowe’s Cos., Inc.	158,301
12,600		McDonald’s Corp.	452,340
487		Men’s Wearhouse, Inc.	17,264
1,060		Michaels Stores, Inc.	45,633
5,350	@	Office Depot, Inc.	197,094
1,200	L	OfficeMax, Inc.	49,836
270	@, L	Panera Bread Co.	14,013
247	@, L	Papa John’s International, Inc.	8,398
2,280	@, L	Payless Shoesource, Inc.	53,489
1,100		Petsmart, Inc.	27,610
3,430		Ross Stores, Inc.	84,001
370	@	Ryan’s Restaurant Group, Inc.	5,831
1,780	@, L	Select Comfort Corp.	35,333
761	@	Sonic Corp.	16,689
11,500		Staples, Inc.	259,440
10,400	@	Starbucks Corp.	322,504
12,000	@@	Takashimaya Co., Ltd.	150,532
3,200		Target Corp.	154,848
290	@	Tractor Supply Co.	12,348
1,053	@, L	Tween Brands, Inc.	35,865
9,050		Wal-Mart Stores, Inc.	404,716
9,500		Walgreen Co.	469,870
2,200	L	Wendy’s International, Inc.	140,580
600	L	Williams-Sonoma, Inc.	17,676
420	@	Zale Corp.	11,235
			5,296,480
		Savings & Loans: 0.1%
1,153		Bankunited Financial Corp.	29,713
200		Fidelity Bankshares, Inc.	7,578
600	@, L	FirstFed Financial Corp.	30,516
			67,807
		Semiconductors: 1.3%
1,140	@	Actel Corp.	17,693
8,900	@, L	Advanced Micro Devices, Inc.	222,411
117	@, L	Diodes, Inc.	4,380
7,300	@	Freescale Semiconductor, Inc.	225,643

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
2,690	@, L	Lam Research Corp.	$115,105
6,800	@	LSI Logic Corp.	54,740
1,330	@	MEMC Electronic Materials, Inc.	51,444
1,740		Microchip Technology, Inc.	59,438
13,550	@	Micron Technology, Inc.	234,144
6,050		National Semiconductor Corp.	146,955
1,130	@	Pericom Semiconductor Corp.	10,509
4,400	@@	Shinko Electric Industries	127,223
470	@, L	Varian Semiconductor Equipment Associates, Inc.	16,596
			1,286,281
		Software: 2.3%
432	@, L	Advent Software, Inc.	14,148
1,090	@	Altiris, Inc.	24,634
594	@	Ansys, Inc.	27,764
4,250	@	Autodesk, Inc.	147,730
3,850	@, L	BMC Software, Inc.	102,487
1,320	@	Captaris, Inc.	6,838
582	@, L	Cerner Corp.	26,807
3,400	@	Citrix Systems, Inc.	104,312
7,500	@	Compuware Corp.	57,000
1,800	@, L	CSG Systems International	48,456
980	@	Digi International, Inc.	12,995
556	@	Dun & Bradstreet Corp.	39,092
1,900		Fair Isaac Corp.	66,519
370	@	Filenet Corp.	12,928
1,500		Global Payments, Inc.	57,075
1,457	@	Hyperion Solutions Corp.	48,256
940	@	Mapinfo Corp.	11,656
31,350		Microsoft Corp.	805,382
2,300		MoneyGram International, Inc.	72,220
900	@@	Nomura Research Institute Ltd.	119,463
14,550	@	Oracle Corp.	227,708
766	@	SPSS, Inc.	19,433
2,690	@, L	Sybase, Inc.	62,058
7,508	@, @@	Tele Atlas NV	137,171
			2,252,132
		Telecommunications: 4.8%
14,889	@, @@	Alcatel SA	186,568
310		Anixter International, Inc.	16,892
17,300		AT&T, Inc.	538,549
7,300	@, L	Avaya, Inc.	76,285
13,850		BellSouth Corp.	563,972
40,350	@	Cisco Systems, Inc.	887,297
275		Commonwealth Telephone Enterprises, Inc.	9,697
16,000	@@	Deutsche Telekom AG	234,072
1,490	@	Ditech Communications Corp.	13,127
4,150		Embarq Corp.	195,673
8,312	@@	France Telecom SA	176,818
2,512		Harris Corp.	110,327
22,400		Motorola, Inc.	523,712
26	@@	Nippon Telegraph & Telephone Corp.	130,976
2,600	@@	Orascom Telecom Holding SAE GDR	141,303
1,016	@, L	Polycom, Inc.	24,171
6,100		Qualcomm, Inc.	229,787
5,267	@, @@	Tandberg Television ASA	72,683
57,000	@@	Telefonaktiebolaget LM Ericsson	190,023
3,800	@@	Telekomunikasi Indonesia Tbk PT ADR	132,962

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 75.3% (continued)
671		Telephone & Data Systems, Inc.	$28,457
600	@	Tollgrade Communications, Inc.	5,490
2,371	@	Utstarcom, Inc.	19,466
74,900	@@	Vodafone Group PLC	162,323
			4,670,630
		Textiles: 0.0%
308	@	Mohawk Industries, Inc.	21,831
			21,831
		Toys/Games/Hobbies: 0.0%
673	@, L	Jakks Pacific, Inc.	10,997
600	@	Lenox Group, Inc.	3,408
			14,405
		Transportation: 1.0%
780		Arkansas Best Corp.	34,437
1,380		CH Robinson Worldwide, Inc.	63,232
30	@@	East Japan Railway Co.	221,060
1,110	@	EGL, Inc.	33,933
1,740	L	Expeditors International Washington, Inc.	69,374
1,853	L	Heartland Express, Inc.	29,796
1,380	@	HUB Group, Inc.	32,154
560	@, L	Kansas City Southern	14,756
21,000	@@, L	Kawasaki Kisen Kaisha Ltd.	136,113
447		Landstar System, Inc.	19,087
6,369		Norfolk Southern Corp.	272,147
985		Overseas Shipholding Group	65,700
			991,789
		Water: 0.2%
3,281	@@	Veolia Environnement	184,037
			184,037
		Total Common Stock
		(Cost $62,548,584)	73,103,948
PREFERRED STOCK: 0.2%
		Banks: 0.0%
5		DG Funding Trust	53,281
			53,281
		Diversified Financial Services: 0.1%
2,000	P	Merrill Lynch & Co., Inc.	51,360
450	P	National Rural Utilities Cooperative Finance Corp.	10,440
			61,800
		Insurance: 0.1%
2,025	@@	Aegon NV	50,585
472	@@	Aegon NV - Series 1	11,909
1,875	P	Metlife, Inc.	47,906
			110,400
		Total Preferred Stock
		(Cost $223,519)	225,481

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 2.6%
		Banks: 1.1%
$40,000	@@, L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	$34,858
14,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	15,268
20,000	@@	Bank of Ireland, 5.674%, due 12/29/49	17,669
10,000	@@	Bank of Nova Scotia, 5.625%, due 08/21/85	8,502
10,000	@@	Bank of Scotland, 5.563%, due 11/30/49	8,725
13,000		BankAmerica Capital II, 8.000%, due 12/15/26	13,583
10,000	@@	Barclays Bank PLC, 5.750%, due 12/31/49	8,930
80,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	74,842
30,000	@@	BNP Paribas, 5.185%, due 09/29/49	26,036
8,000		Chase Capital I, 7.670%, due 12/01/26	8,332
18,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	17,169
20,000	@@	Den Norske Bank ASA, 5.563%, due 08/29/49	17,000
24,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	28,155
67,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	65,403
80,000	@@	HSBC Bank PLC, 5.663%, due 06/29/49	67,800
40,000	@@	HSBC Bank PLC, 5.875%, due 06/29/49	34,400
100,000	@@	KAUP Bank, 6.600%, due 12/28/15	94,185
50,000	@@	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	43,414
37,000		M&I Capital Trust A, 7.650%, due 12/01/26	38,469
19,000		Mellon Capital I, 7.720%, due 12/01/26	19,805
15,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	15,884
30,000	@@	National Australia Bank Ltd., 5.400%, due 10/29/49	26,068
30,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	29,122
10,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	9,537
8,000		RBS Capital Trust I, 5.512%, due 09/30/49	7,715
35,000	@@, #	Resona Bank Ltd., 5.850%, due 09/29/49	34,033
80,000	@@	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	69,477
20,000	@@	Societe Generale, 5.395%, due 11/29/49	17,302
90,000	@@	Standard Chartered PLC, 5.550%, due 11/29/49	75,150
60,000	@@	Standard Chartered PLC, 5.555%, due 07/29/49	49,350
10,000	@@	Standard Chartered PLC, 5.730%, due 01/29/49	8,200
15,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	15,683
16,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	15,944
20,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	17,138
39,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	36,278
36,000	@@, #, L	Woori Bank, 6.125%, due 05/03/16	36,473
			1,105,899

		Beverages: 0.1%
37,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	42,735
			42,735
		Chemicals: 0.0%
10,000		Stauffer Chemical, 5.580%, due 04/15/10	8,214
20,000		Stauffer Chemical, 5.910%, due 04/15/18	10,262
			18,476
		Commercial Services: 0.1%
100,000		Tulane University of Louisiana, 6.205%, due 11/15/12	100,875
			100,875
		Diversified Financial Services: 0.5%
116,000	@@, #	Aiful Corp., 4.450%, due 02/16/10	110,240
23,990	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	23,570
18,000		Citigroup Capital II, 7.750%, due 12/01/36	18,662
26,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	27,122

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 2.6% (continued)
15,000	@@	Financiere CSFB NV, 5.625%, due 03/29/49	$12,825
31,000		Fund American Cos., Inc., 5.875%, due 05/15/13	30,476
35,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	44,294
16,000	L	JPM Capital Trust I, 7.540%, due 01/15/27	16,609
17,000	L	JPM Capital Trust II, 7.950%, due 02/01/27	17,749
59,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	56,419
15,000	@@	Paribas, 5.563%, due 12/31/49	13,209
10,667	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	10,522
20,082	@@, #	Petroleum Export Ltd., 5.265%, due 06/15/11	19,738
37,764	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	38,165
93,565	#	Toll Road Investors Partnership II LP, 17.830%, due 02/15/45	11,756
29,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	30,672
			482,028
		Electric: 0.1%
43,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	49,410
13,000		FirstEnergy Corp., 6.450%, due 11/15/11	13,498
9,977	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	10,049
4,443		PPL Montana, LLC, 8.903%, due 07/02/20	4,937
26,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	27,249
			105,143
		Home Builders: 0.0%
27,000		D.R. Horton, Inc., 5.625%, due 09/15/14	25,356
			25,356
		Insurance: 0.1%
17,000	#	Liberty Mutual Group, Inc., 7.500%, due 08/15/36	17,611
48,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	50,705
			68,316
		Media: 0.0%
20,000	#	Viacom, Inc., 5.750%, due 04/30/11	19,855
			19,855
		Mining: 0.0%
21,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	24,287
			24,287
		Oil & Gas: 0.2%
21,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	19,827
4,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	4,218
10,000	@@, #, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	9,833
30,000	@@, #	Pemex Project Funding Master Trust, 6.690%, due 06/15/10	30,765
28,000	@@, #	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	27,098
47,000	@@	Transocean, Inc., 5.591%, due 09/05/08	47,016
			138,757
		Pipelines: 0.1%
65,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	63,801
			63,801
		Real Estate: 0.1%
60,000		Duke Realty LP, 5.950%, due 02/15/17	60,516
25,000		EOP Operating LP, 7.750%, due 11/15/07	25,632
			86,148
		Real Estate Investment Trusts: 0.1%
7,000		Liberty Property LP, 6.375%, due 08/15/12	7,286

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 2.6% (continued)
33,000		Liberty Property LP, 7.750%, due 04/15/09	$34,721
31,000		Simon Property Group LP, 4.875%, due 03/18/10	30,445
			72,452
		Retail: 0.0%
25,000		May Department Stores Co., 3.950%, due 07/15/07	24,641
			24,641
		Savings & Loans: 0.0%
14,000		Great Western Financial, 8.206%, due 02/01/27	14,695
			14,695
		Telecommunications: 0.1%
14,000	@@	Telecom Italia Capital SA, 7.200%, due 07/18/36	14,668
75,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	76,824
			91,492
		Total Corporate Bonds/Notes
		(Cost $2,499,492)	2,484,956
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.3%
		Agency Collateral CMO: 0.5%
54,509	S	4.500%, due 12/15/16	53,418
72,531	S	5.000%, due 08/15/16	71,190
73,000	S	5.000%, due 05/15/20	70,631
160,363	S	5.500%, due 11/15/18	160,713
62,931	S	6.000%, due 01/15/29	64,024
44,611	S	6.000%, due 04/25/31	45,572
			465,548
		Federal Government Loan Mortgage Corporation: 0.5%
259,000		5.750%, due 05/11/11	259,239
123,000	W	6.000%, due 09/15/34	123,192
61,736	S	6.500%, due 01/01/24	63,266
52,000	W	6.500%, due 10/15/34	52,780
			498,477
		Federal Home Loan Bank: 0.3%
230,000	L	5.125%, due 06/18/08	230,271
40,000		5.375%, due 08/19/11	40,607
40,000		5.500%, due 07/15/36	41,466
30,000		5.550%, due 08/24/07	30,013
			342,357
		Federal Home Loan Mortgage Corporation: 0.4%
77,000		4.000%, due 08/17/07	76,105
200,000		4.875%, due 02/17/09	199,483
100,000	S	5.750%, due 06/27/16	103,483
35,000		5.875%, due 03/21/11	35,960
			415,031
		Federal National Mortgage Association: 4.3%
33,000		4.250%, due 09/15/07	32,675
221,000	W	4.500%, due 09/15/18	212,436
100,000	W	4.500%, due 09/15/35	93,125
76,000		4.750%, due 08/10/07	75,647
27,837	S	4.807%, due 08/01/35	27,347
35,000	W	5.000%, due 09/15/18	34,278

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.3% (continued)
803,000	W	5.000%, due 10/15/33	$769,123
154,000		5.250%, due 08/01/12	154,122
100,000	L	5.250%, due 09/15/16	101,362
40,260	S	5.500%, due 02/01/18	40,129
66,000	W	5.500%, due 09/15/20	65,773
65,176	S	5.500%, due 11/01/33	64,214
2,148,000	W	5.500%, due 10/15/35	2,107,055
45,509	S	6.000%, due 08/01/16	46,076
25,292	S	6.000%, due 07/01/17	25,599
81,000	W	6.000%, due 09/15/18	81,911
38,000	W	6.000%, due 09/15/33	38,048
34,000	W	6.500%, due 09/15/33	34,521
15,586	S	6.500%, due 12/01/33	15,863
101,650	S	7.000%, due 12/01/27	104,911
11,122	S	7.000%, due 04/01/32	11,444
1,475	S	7.000%, due 08/01/35	1,515
			4,137,174
		Federal Farm Credit Banks: 0.1%
51,000		5.375%, due 07/18/11	51,783
			51,783
		Government National Mortgage Association: 0.0%
9,000		5.625%, due 06/13/16	9,204
8,079	S	6.500%, due 01/15/29	8,282
24,457	S	7.000%, due 02/15/28	25,243
			42,729
		Whole Loan Collateral CMO: 0.2%
157,827		5.629%, due 01/25/36	155,361
			155,361
		Total U.S. Government Agency Obligations
		(Cost $6,072,141)	6,108,460
U.S. TREASURY OBLIGATIONS: 3.4%
		U.S. Treasury Bonds: 0.7%
120,000	L	4.500%, due 02/15/36	112,978
131,000	L	4.875%, due 08/15/16	132,525
16,000	L	5.125%, due 05/15/16	16,459
138,000	L	6.000%, due 02/15/26	155,908
202,000	L	6.250%, due 08/15/23	231,685
			649,555
		U.S. Treasury Inflation-Indexed Bonds: 0.5%
110,000	L	2.000%, due 01/15/16	110,127
379,000	L	2.375%, due 04/15/11	389,121
			499,248
		U.S. Treasury Notes: 2.2%
210,000	L	4.875%, due 08/15/09	211,017
1,435,000	L	4.875%, due 07/31/11	1,446,100
77,000	L	4.890%, due 05/15/16	48,453
433,000	L	5.000%, due 07/31/08	434,692
			2,140,262
		Total U.S. Treasury Obligations
		(Cost $3,260,939)	3,289,065

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

ASSET - BACKED SECURITIES: 0.5%
		Automobile Asset - Backed Securities: 0.2%
33,000	S	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	$32,955
30,000	S	Carmax Auto Owner Trust, 4.210%, due 01/15/10	29,652
20,000	S	Daimler Chrysler Auto Trust, 5.010%, due 01/08/11	19,964
12,871	S	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	12,693
42,000	S	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	42,151
24,000		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	23,710
4,000	S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	3,977
22,291	S	USAA Auto Owner Trust, 2.040%, due 02/16/10	22,212
			187,314
		Credit Card Asset - Backed Securities: 0.2%
15,000	S	Bank One Issuance Trust, 4.540%, due 09/15/10	14,826
15,000	S	Capital One Master Trust, 4.900%, due 03/15/10	14,968
54,000	S	Capital One Master Trust, 6.310%, due 06/15/11	54,989
1,000		Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	972
52,000	S	Capital One Multi-Asset Execution Trust, 4.050%, due 02/15/11	51,151
41,000	S	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	41,518
			178,424
		Other Asset - Backed Securities: 0.1%
17,377	S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	17,114
12,000	S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	11,857
79,000		Countrywide Asset-Backed Certificates, 5.683%, due 10/25/36	79,181
25,000	S	Equity One ABS, Inc., 5.050%, due 09/25/33	24,619
25,000	+, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	25,008
9,000	S	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	8,899
			166,678
		Total Asset-Backed Securities
		(Cost $533,769)	532,416
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.6%
		Commercial Mortgage - Backed Securities: 1.0%
16,000	S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	15,459
19,000	S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	18,643
11,000	S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	10,831
19,000	S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	18,792
10,000	S	Banc of America Commercial Mortgage, Inc., 5.363%, due 07/10/46	10,045
40,000	S	Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	40,444
37,000	S	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	35,823
9,837	S	Citigroup Commercial Mortgage Trust, 5.911%, due 03/15/49	9,994
17,656	S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	16,838
121,000	S	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	118,090
11,000	S	Credit Suisse First Boston Mortgage Securities Corp., 7.776%, due 04/15/62	11,916
9,859	S	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	9,800
58,000	S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	58,909
140,000	S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	146,480
8,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	7,766
10,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	9,693
16,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	16,368
9,792	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	9,937
10,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	10,267
13,000	S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	12,563
7,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	6,801
9,892	S	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	10,050

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.6% (continued)
110,000	S	Morgan Stanley Capital I, 5.007%, due 01/14/42	$108,371
90,000	S	Morgan Stanley Capital I, 5.490%, due 07/12/44	90,803
80,000	S	Morgan Stanley Capital I, 5.914%, due 08/12/41	81,766
104,371	S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	100,478
9,803	S	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	9,917
10,000	S	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	10,258
			1,007,102
		Whole Loan Collateral CMO: 1.6%
12,538	S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	12,408
15,854	S	Banc of America Mortgage Securities, 5.500%, due 11/25/33	15,476
118,101	S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	119,380
36,274	S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	36,613
105,461	S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	103,781
25,884	S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	25,792
13,234	S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	13,307
22,091	S	GMAC Mortgage Corp. Loan Trust, 4.603%, due 10/19/33	21,269
32,542	S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	32,483
97,380		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	94,885
439,461	S	Residential Accredit Loans, Inc., 5.724%, due 04/25/35	441,706
15,888	S	Thornburg Mortgage Securities Trust, 5.694%, due 09/25/34	15,979
454,836	S	Wamu Alternative Mortgage Pass-Through Certificates, 5.272%, due 07/25/46	454,836
95,433	S	Wamu Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	95,568
79,551	S	Wells Fargo Mortgage - Backed Securities Trust, 5.388%, due 08/25/35	78,265
			1,561,748
		Total Collateralized Mortgage Obligations
		(Cost $2,588,333)	2,568,850
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
20,000		City of San Diego, 7.125%, due 06/01/32	20,574
70,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	72,451
			93,025
		Total Municipal Bonds
		(Cost $90,861)	93,025
OTHER BOND: 0.0%
		Multi-National: 0.0%
19,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	18,283
		Total Other Bond
		(Cost $18,609)	18,283
		Total Long-Term Investments
		(Cost $77,836,247)	88,424,484
SHORT-TERM INVESTMENTS: 21.5%
		Repurchase Agreement: 12.6%
12,243,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06,
		$12,244,785 to be received upon repurchase (Collaterized by $12,765,000
		Federal National Mortgage Association, 5.050%, Market Value plus accrued
		interest $12,792,019, due 02/07/11).	12,243,000
		Total Repurchase Agreement
		(Cost $12,243,000)	12,243,000

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 21.5% (continued)
	Securities Lending Collateralcc: 8.9%
8,685,565	The Bank of New York Institutional Cash Reserve Fund		$8,685,565
	Total Securities Lending Collateral
	(Cost $8,685,565)		8,685,565
	Total Short-Term Investments
	(Cost $20,928,565)		20,928,565
	Total Investments in Securities
	(Cost $98,764,812)*	112.6%	$109,353,049
	Other Assets and Liabilities - Net	(12.6)	(12,251,654)
	Net Assets	100.0%	$97,101,395

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
*	Cost for federal income tax purposes is $99,443,182.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$11,338,174
	Gross Unrealized Depreciation	(1,428,307)
	Net Unrealized Appreciation	$9,909,867

Information concerning open futures contracts at August 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 E-Mini Future	3	$195,840	09/15/2006	$1,470
U.S. 10 Year Treasury Note Future	10	1,073,750	12/19/2006	2,450
U.S. 2 Year Treasury Note Future	8	1,634,750	12/29/2006	1,585
		$2,904,340		$5,505

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

U.S. 5 Year Treasury Note Future	2	$(210,219)	12/29/2006	$(370)
U.S. Long Bond Future	6	(666,375)	12/19/2006	(1,811)
		$(876,594)		$(2,181)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 60.3%
		Advertising: 0.2%
660	@	inVentiv Health, Inc.	$20,546
2,700		Omnicom Group	236,034
			256,580
		Aerospace/Defense: 1.7%
120	@, L	Armor Holdings, Inc.	6,344
6,800		Boeing Co.	509,320
2,568	@@	European Aeronautic Defence and Space Co. NV	77,496
4,800		General Dynamics Corp.	324,240
4,100		Lockheed Martin Corp.	338,660
6,084		Raytheon Co.	287,226
570	@, L	Teledyne Technologies, Inc.	21,854
3,650		United Technologies Corp.	228,892
			1,794,032
		Agriculture: 1.2%
7,400		Altria Group, Inc.	618,122
7,850		Archer-Daniels-Midland Co.	323,185
4,813	@@	British American Tobacco PLC	132,250
35	@@	Japan Tobacco, Inc.	132,940
			1,206,497
		Airlines: 0.4%
15,242	@, @@	British Airways PLC	119,202
1,113		Skywest, Inc.	26,901
12,600		Southwest Airlines Co.	218,232
			364,335
		Apparel: 0.5%
6,850	@	Coach, Inc.	206,802
320	@, L	Deckers Outdoor Corp.	13,123
690	@, L	Gymboree Corp.	23,150
2,000		Jones Apparel Group, Inc.	62,600
463		K-Swiss, Inc.	12,737
680	L	Kellwood Co.	18,639
770		Phillips-Van Heusen	29,753
960		Polo Ralph Lauren Corp.	56,630
680	@, L	Quiksilver, Inc.	9,520
1,270	@	Timberland Co.	36,081
1,050		Wolverine World Wide, Inc.	26,492
			495,527
		Auto Manufacturers: 0.1%
2,185	@@	DaimlerChrysler AG	115,213
692		Wabash National Corp.	9,543
			124,756
		Auto Parts & Equipment: 0.1%
1,062		ArvinMeritor, Inc.	15,771
6,435	@@	Sumitomo Rubber Industries, Inc.	68,259
			84,030

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
		Banks: 4.4%
21,203	@@	Banca Intesa S.p.A.	$141,921
16,250		Bank of America Corp.	836,388
6,000	@@	Bank of Ireland	114,013
15,669	@@	Barclays PLC	196,313
12,557	@@	Capitalia S.p.A.	109,531
870		Chittenden Corp.	25,100
2,380		Colonial BancGroup, Inc.	58,286
2,900		Comerica, Inc.	166,025
5,446	@@	Depfa Bank PLC	101,648
1,002	@@	Deutsche Bank AG	114,537
367		East-West Bancorp., Inc.	14,864
280		First Midwest Bancorp., Inc.	10,458
131	L	Fremont General Corp.	1,871
520		Irwin Financial Corp.	9,901
1,300	@@	KBC Groep NV	140,012
184		Mercantile Bankshares Corp.	6,795
14	@@	Mitsubishi UFJ Financial Group, Inc.	189,922
20	@@	Mizuho Financial Group, Inc.	161,105
5,300	@@	National Australia Bank Ltd.	146,602
7,650	L	National City Corp.	264,537
430		Republic Bancorp., Inc.	5,560
5,907	@@	Royal Bank of Scotland Group PLC	200,363
986	@@	Societe Generale	159,261
438		South Financial Group, Inc.	11,839
9,000	@@	Sumitomo Trust & Banking Co., Ltd.	95,303
1,940		TCF Financial Corp.	50,576
303		UCBH Holdings, Inc.	5,496
15,500		US Bancorp.	497,085
5,750		Wachovia Corp.	314,123
11,400		Wells Fargo & Co.	396,150
980		Whitney Holding Corp.	34,467
			4,580,052
		Beverages: 1.7%
7,900		Anheuser-Busch Cos., Inc.	390,102
7,200		Coca-Cola Co.	322,632
2,878	@@	Coca-Cola Hellenic Bottling Co. SA	94,828
800	@@, L	Fomento Economico Mexicano SA de CV ADR	75,136
330	@, L	Hansen Natural Corp.	9,082
2,300		Pepsi Bottling Group, Inc.	80,523
11,450		PepsiCo, Inc.	747,456
5,247	@@	SABMiller PLC	103,365
			1,823,124
		Biotechnology: 0.4%
4,250	@	Amgen, Inc.	288,703
870	@, L	Invitrogen Corp.	52,940
2,728	@	Millennium Pharmaceuticals, Inc.	29,626
			371,269
		Building Materials: 0.1%
3,934	@@	Italcementi S.p.A.	97,031
250		Martin Marietta Materials, Inc.	20,590
			117,621
		Chemicals: 0.9%
680		Airgas, Inc.	24,358
3,250		EI DuPont de Nemours & Co.	129,903
870	L	HB Fuller Co.	16,730
2,000	@	Hercules, Inc.	31,200
398		Lubrizol Corp.	17,309

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
2,058	L	Lyondell Chemical Co.	$53,467
2,000		Olin Corp.	30,060
420	@	OM Group, Inc.	16,800
860	@	Omnova Solutions, Inc.	4,833
1,620	@	PolyOne Corp.	14,045
2,900		PPG Industries, Inc.	183,744
2,600		Rohm & Haas Co.	114,660
2,000		Sherwin-Williams Co.	103,280
13,000	@@	Sumitomo Chemical Co., Ltd.	102,029
700	@@	Umicore	101,867
			944,285
		Coal: 0.1%
1,580		Peabody Energy Corp.	69,631
			69,631
		Commercial Services: 0.6%
20		Administaff, Inc.	691
1,832	@	Career Education Corp.	35,083
269	@	Consolidated Graphics, Inc.	16,726
1,352	@, L	Corinthian Colleges, Inc.	16,386
140		CPI Corp.	5,520
2,300		Equifax, Inc.	73,117
430	@, L	Heidrick & Struggles International, Inc.	15,291
360	@	Kendle International, Inc.	9,511
1,230	@	Korn/Ferry International	25,117
1,153	@	Labor Ready, Inc.	19,751
360	@	Live Nation, Inc.	7,553
1,190		Manpower, Inc.	70,341
4,800		McKesson Corp.	243,840
2,530	@	MPS Group, Inc.	35,572
130	@	NCO Group, Inc.	3,406
640	@	Rewards Network, Inc.	2,784
1,370	@	Spherion Corp.	10,234
638	@, L	United Rentals, Inc.	13,819
270	@, L	Vertrue, Inc.	11,445
200	@, L	Volt Information Sciences, Inc.	8,528
175		Watson Wyatt Worldwide, Inc.	6,941
			631,656
		Computers: 2.2%
1,526	@, @@, #	Atos Origin	80,231
173	@	CACI International, Inc.	9,179
1,616	@	Cadence Design Systems, Inc.	26,551
630	@	Carreker Corp.	4,127
2,370	@	Ceridian Corp.	56,572
8,250	@	Dell, Inc.	186,038
340	@	DST Systems, Inc.	20,070
620		Factset Research Systems, Inc.	27,342
20,150		Hewlett-Packard Co.	736,684
10,400		International Business Machines Corp.	842,088
570	@, L	Komag, Inc.	20,497
1,900	@	Lexmark International, Inc.	106,533
730	@	Manhattan Associates, Inc.	16,943
693	@	Micros Systems, Inc.	33,167
2,290	@, L	Palm, Inc.	33,342
620	@, L	Radisys Corp.	14,675
290		Reynolds & Reynolds Co.	11,124
419	@	SYKES Enterprises, Inc.	8,426

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
353	@, L	Synaptics, Inc.	$8,927
6,100	@	Unisys Corp.	32,635
1,281	@, L	Western Digital Corp.	23,442
			2,298,593
		Cosmetics/Personal Care: 1.1%
18,850		Procter & Gamble Co.	1,166,815
			1,166,815
		Distribution/Wholesale: 0.2%
1,515	@	Ingram Micro, Inc.	27,270
316	L	Pool Corp.	12,030
8,000	@@	Sumitomo Corp.	107,586
1,170	@	Tech Data Corp.	40,821
514	@	United Stationers, Inc.	23,557
			211,264
		Diversified Financial Services: 4.2%
640		AG Edwards, Inc.	33,805
4,400		American Express Co.	231,176
2,260	@, L	AmeriCredit Corp.	53,087
1,800		Bear Stearns Cos., Inc.	234,630
17,750		Citigroup, Inc.	875,963
3,250		Fannie Mae	171,113
3,550		Goldman Sachs Group, Inc.	527,708
795		IndyMac Bancorp., Inc.	31,085
260	@	Investment Technology Group, Inc.	12,015
12,400		JPMorgan Chase & Co.	566,184
14	@@	Kenedix, Inc.	67,096
1,830	@, L	LaBranche & Co., Inc.	15,189
5,750		Lehman Brothers Holdings, Inc.	366,908
3,250		Merrill Lynch & Co., Inc.	238,973
8,550		Morgan Stanley	562,505
1,670		Raymond James Financial, Inc.	46,292
400	@@	SFCG Co., Ltd.	78,861
3,780	@@	UBS AG	213,681
11,000	@@	UFJ NICos. Co., Ltd.	71,630
			4,397,901
		Electric: 2.0%
15,200	@	AES Corp.	322,848
2,100		Dominion Resources, Inc.	167,769
5,950		Duke Energy Corp.	178,500
3,200	L	Exelon Corp.	195,136
4,000	@@	Fortum OYJ	107,487
1,570		Idacorp, Inc.	60,319
24,445	@@	International Power PLC	147,810
2,370		OGE Energy Corp.	88,259
1,700		Pepco Holdings, Inc.	43,163
1,300	@@	RWE AG	118,946
1,038		SCANA Corp.	42,921
4,400	@@	Tokyo Electric Power Co., Inc.	125,318
7,100		TXU Corp.	470,091
1,050		Wisconsin Energy Corp.	45,150
			2,113,717
		Electrical Components & Equipment: 0.2%
760		Belden Cdt, Inc.	27,162
370	@	Energizer Holdings, Inc.	24,738
261	@	Littelfuse, Inc.	9,425

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
19,000	@@	Toshiba Corp.	$134,765
			196,090
		Electronics: 0.6%
7,300	@	Agilent Technologies, Inc.	234,768
500		Amphenol Corp.	28,735
230	L	Brady Corp.	8,786
660	@	Coherent, Inc.	23,932
230	@, L	Cymer, Inc.	9,465
409	@, L	Flir Systems, Inc.	11,329
2,600	@@	Hoya Corp.	94,120
140	@, L	Itron, Inc.	7,837
580		Park Electrochemical Corp.	15,138
380	@, L	Planar Systems, Inc.	3,735
1,260	@, L	Plexus Corp.	24,973
1,030	@	Thomas & Betts Corp.	46,515
320	@, L	Trimble Navigation Ltd.	15,670
1,800	@	Waters Corp.	76,770
			601,773
		Engineering & Construction: 0.4%
1,600	@@	Bouygues	84,295
520	@, L	EMCOR Group, Inc.	28,829
840		Granite Construction, Inc.	45,066
340	@	Jacobs Engineering Group, Inc.	29,611
18,000	@@	Taisei Corp.	64,513
210	@	URS Corp.	8,516
1,200	@@	Vinci SA	129,906
			390,736
		Environmental Control: 0.0%
130	@	Aleris International, Inc.	6,665
49		Republic Services, Inc.	1,900
53	@	Waste Connections, Inc.	1,949
			10,514
		Exchange Traded Funds: 0.1%
200		iShares S&P SmallCap 600 Index Fund	12,176
350		Midcap SPDR Trust Series 1	47,905
			60,081
		Food: 0.6%
3,300		Campbell Soup Co.	123,981
1,016		Corn Products International, Inc.	35,052
89		Flowers Foods, Inc.	2,416
5,005		General Mills, Inc.	271,421
1,513		Hormel Foods Corp.	55,451
500	@, L	Ralcorp Holdings, Inc.	24,735
6,740	@@	Unilever PLC	161,129
			674,185
		Forest Products & Paper: 0.1%
181		Longview Fibre Co.	3,772
2,000		Louisiana-Pacific Corp.	39,120
630		Rock-Tenn Co.	12,172
2,000		Temple-Inland, Inc.	89,040
			144,104

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
		Gas: 0.2%
230		Cascade Natural Gas Corp.	$5,900
21,400	@@	Centrica PLC	120,218
1,488		Energen Corp.	64,936
2,142		UGI Corp.	53,122
			244,176
		Hand/Machine Tools: 0.1%
225		Regal-Beloit Corp.	9,711
1,000		Snap-On, Inc.	43,700
			53,411
		Healthcare - Products: 1.1%
1,020		Beckman Coulter, Inc.	55,865
372	@	Biosite, Inc.	16,368
2,030	@	Cytyc Corp.	48,497
2,178		Dentsply International, Inc.	70,959
1,050	@	Edwards Lifesciences Corp.	49,025
701	@	Gen-Probe, Inc.	34,076
298	@, L	Hologic, Inc.	12,868
188	@	Idexx Laboratories, Inc.	17,298
1,260	@	Immucor, Inc.	26,170
10,600		Johnson & Johnson	685,396
610	L	Mentor Corp.	29,609
490	@	Osteotech, Inc.	1,842
450	@, L	Resmed, Inc.	18,306
444	@	Respironics, Inc.	16,388
1,540		Steris Corp.	36,621
820	@	Techne Corp.	41,738
720	@	Varian Medical Systems, Inc.	38,376
			1,199,402
		Healthcare - Services: 2.0%
7,950	L	Aetna, Inc.	296,297
880	@	AMERIGROUP Corp.	27,755
6,360	@, @@	Capio AB	107,539
2,850	@	Coventry Health Care, Inc.	154,584
1,000	@@	Fresenius Medical Care AG & Co. KGaA	131,828
1,610	@	Health Net, Inc.	67,314
590	@, L	Healthways, Inc.	30,456
2,900	@	Humana, Inc.	176,697
1,045	@, L	Odyssey HealthCare, Inc.	16,762
290	@	Pediatrix Medical Group, Inc.	13,282
772	@, L	Sierra Health Services, Inc.	33,119
11,200		UnitedHealth Group, Inc.	581,840
5,950	@	WellPoint, Inc.	460,590
			2,098,063
		Holding Companies - Diversified: 0.1%
2,420		Leucadia National Corp.	62,267
			62,267
		Home Builders: 0.0%
75	@, L	NVR, Inc.	38,524
348		Winnebago Industries	10,162
			48,686
		Home Furnishings: 0.1%
530		Ethan Allen Interiors, Inc.	17,888
1,200		Harman International Industries, Inc.	97,344
			115,232

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
		Household Products/Wares: 0.2%
1,430	L	American Greetings Corp.	$35,064
1,000	@@	Henkel KGaA	127,671
200		John H. Harland Co.	7,472
			170,207
		Housewares: 0.0%
722		Toro Co.	28,887
			28,887
		Insurance: 4.1%
6,700		Allstate Corp.	388,198
973	L	American Financial Group, Inc.	45,459
9,250		American International Group, Inc.	590,335
210		AmerUs Group Co.	14,238
44,000	@@	China Life Insurance Co., Ltd.	78,123
5,750		Chubb Corp.	288,420
194	@@	Everest Re Group Ltd.	18,232
986		Fidelity National Financial, Inc.	39,667
521		First American Corp.	21,163
1,000		Hanover Insurance Group, Inc.	44,500
1,780		HCC Insurance Holdings, Inc.	57,832
490		Infinity Property & Casualty Corp.	18,596
349		Landamerica Financial Group, Inc.	22,071
53,307	@@	Legal & General Group PLC	133,499
4,350		Lincoln National Corp.	264,045
6,600		Loews Corp.	253,968
780		Mercury General Corp.	39,211
7,600	L	Metlife, Inc.	418,228
681	@@	Muenchener Rueckversicherungs AG	102,386
1,336		Old Republic International Corp.	27,922
882	@	Philadelphia Consolidated Holding Co.	31,893
1,370		PMI Group, Inc.	59,239
177		Presidential Life Corp.	4,172
4,500		Principal Financial Group	239,580
205	@	ProAssurance Corp.	10,312
5,259	L	Prudential Financial, Inc.	386,063
6,800	@@	QBE Insurance Group Ltd.	123,668
1,140		Radian Group, Inc.	68,263
2,158		Safeco Corp.	124,538
370		Safety Insurance Group, Inc.	19,025
490	L	Selective Insurance Group	25,490
7,400	@@	Storebrand ASA	77,009
2,197		WR Berkley Corp.	76,895
281		Zenith National Insurance Corp.	10,622
476	@@	Zurich Financial Services AG	108,503
			4,231,365
		Internet: 0.4%
700	@	Google, Inc.	264,971
750	@	Infospace, Inc.	16,673
220	@	Internet Security Systems	6,085
285	@, L	j2 Global Communications, Inc.	7,162
2,530	@	McAfee, Inc.	57,583
420	@	RSA Security, Inc.	11,697
1,600		United Online, Inc.	18,352
486	@, L	Websense, Inc.	10,046
			392,569

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
		Iron/Steel: 0.7%
17,300	@@	BlueScope Steel Ltd.	$89,534
90		Carpenter Technology Corp.	8,626
280	@	Chaparral Steel Co.	19,998
530	L	Cleveland-Cliffs, Inc.	19,329
4,900		Nucor Corp.	239,463
1,270		Reliance Steel & Aluminum Co.	41,618
540		Ryerson, Inc.	11,437
840		Steel Dynamics, Inc.	44,344
230		Steel Technologies, Inc.	5,115
19,000	@@	Sumitomo Metal Industries Ltd.	77,845
2,200		United States Steel Corp.	127,974
			685,283
		Leisure Time: 0.2%
2,487	@@	Carnival PLC	106,820
495	@, L	Multimedia Games, Inc.	4,742
236	L	Polaris Industries, Inc.	8,992
3,700	@@	Yamaha Motor Co., Ltd.	98,156
			218,710
		Lodging: 0.0%
190	@	Aztar Corp.	9,969
			9,969
		Machinery - Construction & Mining: 0.4%
3,868	@@	Atlas Copco AB	93,561
2,400		Caterpillar, Inc.	159,240
5,200	@@	Hitachi Construction Machinery Co., Ltd.	113,972
510		JLG Industries, Inc.	8,905
700		Joy Global, Inc.	30,478
			406,156
		Machinery - Diversified: 0.2%
287		Albany International Corp.	10,022
830		Applied Industrial Technologies, Inc.	18,766
830	@	Gardner Denver, Inc.	29,855
1,250		Graco, Inc.	47,250
278		IDEX Corp.	11,673
850		Manitowoc Co., Inc.	37,570
850		Nordson Corp.	34,034
			189,170
		Media: 1.9%
10,400		CBS Corp. - Class B	296,920
7,500	@, L	Comcast Corp.	262,500
4,950		McGraw-Hill Cos., Inc.	276,755
7,400	@@	Mediaset S.p.A.	85,471
22,850		News Corp., Inc.	434,836
14,100		Time Warner, Inc.	234,342
3,570	@@	Vivendi	122,733
7,850		Walt Disney Co.	232,753
35		Washington Post	26,872
			1,973,182
		Metal Fabricate/Hardware: 0.0%
210		AM Castle & Co.	5,935
97		Kaydon Corp.	3,697
91		Precision Castparts Corp.	5,318
517		Quanex Corp.	17,749
221	L	Valmont Industries, Inc.	11,527
			44,226

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
		Mining: 0.2%
3,000		Alcoa, Inc.	$85,770
8,187	@@	BHP Billiton Ltd.	172,451
			258,221
		Miscellaneous Manufacturing: 1.7%
2,650		3M Co.	190,005
720		Acuity Brands, Inc.	30,766
445		AO Smith Corp.	17,849
145		Aptargroup, Inc.	7,468
375		Carlisle Cos., Inc.	32,063
1,600	@	Cooper Industries Ltd.	131,008
1,040		Crane Co.	41,579
490	@	EnPro Industries, Inc.	15,406
36,100		General Electric Co.	1,229,566
724		Myers Industries, Inc.	11,895
1,300		Roper Industries, Inc.	60,294
809		Teleflex, Inc.	45,150
			1,813,049
		Office Furnishings: 0.0%
1,435		Herman Miller, Inc.	40,524
			40,524
		Oil & Gas: 5.6%
280		Cabot Oil & Gas Corp.	14,297
12,903		Chevron Corp.	830,953
1,092		Cimarex Energy Co.	41,824
10,800		ConocoPhillips	685,044
3,000	@@	ERG S.p.A.	66,072
28,300		ExxonMobil Corp.	1,915,028
1,388		Frontier Oil Corp.	45,388
2,060		Helmerich & Payne, Inc.	50,532
3,800		Marathon Oil Corp.	317,300
2,130		Noble Energy, Inc.	105,265
3,520	@@	Norsk Hydro ASA	90,667
7,900		Occidental Petroleum Corp.	402,821
350		Penn Virginia Corp.	24,847
900	@@	Petroleo Brasileiro SA ADR	80,694
79		Pogo Producing Co.	3,508
2,570	@	Pride International, Inc.	66,640
7,342	@@	Royal Dutch Shell PLC - Class B	262,432
9,454	@@	Santos Ltd.	80,771
830		St. Mary Land & Exploration Co.	33,864
160	@	Stone Energy Corp.	7,067
2,200		Sunoco, Inc.	158,202
567	@, L	Swift Energy Co.	24,812
3,100	@@	Total SA	209,336
5,850		Valero Energy Corp.	335,790
			5,853,154
		Oil & Gas Services: 0.8%
10,300		Halliburton Co.	335,986
540	@	Helix Energy Solutions Group, Inc.	20,768
15	@, L	Lone Star Technologies	680
210	@, L	Maverick Tube Corp.	13,497

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
2,050	@, @@	Petroleum Geo-Services ASA	$106,806
3,950		Schlumberger Ltd.	242,135
350	@	SEACOR Holdings, Inc.	30,461
1,110	L	Tidewater, Inc.	52,847
			803,180
		Packaging & Containers: 0.0%
570		Sonoco Products Co.	19,084
			19,084
		Pharmaceuticals: 3.6%
5,450		Abbott Laboratories	265,415
970		Alpharma, Inc.	20,312
3,750		AmerisourceBergen Corp.	165,600
3,311	@@	AstraZeneca PLC	214,861
5,000		Cardinal Health, Inc.	337,100
263	@, L	Connetics Corp.	2,851
2,500	@	Express Scripts, Inc.	210,200
9,300	@@	GlaxoSmithKline PLC	263,842
2,800	@	Hospira, Inc.	102,564
4,350	@	King Pharmaceuticals, Inc.	70,557
16,150		Merck & Co., Inc.	654,883
540	@	NBTY, Inc.	17,204
700		Omnicare, Inc.	31,717
26,100		Pfizer, Inc.	719,316
1,420	@@	Roche Holding AG	261,637
600	@	Sepracor, Inc.	28,206
2,300	@@	Takeda Pharmaceutical Co., Ltd.	151,980
880	@	Theragenics Corp.	2,737
280	@, L	USANA Health Sciences, Inc.	12,533
4,750		Wyeth	231,325
			3,764,840
		Pipelines: 0.1%
756		Questar Corp.	65,424
			65,424
		Real Estate: 0.1%
8,000	@@	Cheung Kong Holdings Ltd.	88,303
			88,303
		Real Estate Investment Trusts: 0.2%
490		AMB Property Corp.	27,357
131		Colonial Properties Trust	6,495
621		Developers Diversified Realty Corp.	33,596
135	L	Essex Property Trust, Inc.	16,938
235		Highwoods Properties, Inc.	8,869
217		Macerich Co.	16,201
830	L	New Century Financial Corp.	32,129
276		Regency Centers Corp.	18,567
			160,152
		Retail: 4.5%
824	@, L	99 Cents Only Stores	9,361
482		Abercrombie & Fitch Co.	31,103
1,370	@	Aeropostale, Inc.	34,798
1,835		American Eagle Outfitters	70,886
1,270	@	AnnTaylor Stores Corp.	50,546
997		Barnes & Noble, Inc.	36,251

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
1,800	@, L	Big Lots, Inc.	$33,030
1,390		Brinker International, Inc.	53,473
650		Brown Shoe Co., Inc.	20,768
154	@, L	Carmax, Inc.	5,804
500		Cato Corp.	11,615
2,415	@	Charming Shoppes, Inc.	31,781
810	L	Christopher & Banks Corp.	19,724
2,700		Circuit City Stores, Inc.	63,747
1,774		Claire’s Stores, Inc.	48,483
5,850		Costco Wholesale Corp.	273,722
1,780	@	Dollar Tree Stores, Inc.	51,228
4,200	@@	Don Quijote Co., Ltd.	85,472
1,030	@	Dress Barn, Inc.	18,180
2,800		Family Dollar Stores, Inc.	71,596
860		Foot Locker, Inc.	20,726
420		Group 1 Automotive, Inc.	19,026
145		Haverty Furniture Cos., Inc.	2,037
7,350		Home Depot, Inc.	252,032
600	@	Jack in the Box, Inc.	28,788
4,600	@	Kohl’s Corp.	287,546
6,100		Limited Brands, Inc.	156,953
5,500		Lowe’s Cos., Inc.	148,830
12,100		McDonald’s Corp.	434,390
312		Men’s Wearhouse, Inc.	11,060
729		Michaels Stores, Inc.	31,383
5,150	@	Office Depot, Inc.	189,726
1,200	L	OfficeMax, Inc.	49,836
180	@, L	Panera Bread Co.	9,342
155	@, L	Papa John’s International, Inc.	5,270
1,559	@	Payless Shoesource, Inc.	36,574
770		Petsmart, Inc.	19,327
2,310		Ross Stores, Inc.	56,572
240	@	Ryan’s Restaurant Group, Inc.	3,782
1,142	@, L	Select Comfort Corp.	22,669
488	@	Sonic Corp.	10,702
10,900		Staples, Inc.	245,904
9,950	@, L	Starbucks Corp.	308,550
8,000	@@	Takashimaya Co., Ltd.	100,355
3,100		Target Corp.	150,009
200	@, L	Tractor Supply Co.	8,516
664	@, L	Tween Brands, Inc.	22,616
8,800		Wal-Mart Stores, Inc.	393,536
9,200		Walgreen Co.	455,032
2,100	L	Wendy’s International, Inc.	134,190
406	L	Williams-Sonoma, Inc.	11,961
270	@	Zale Corp.	7,223
			4,656,031
		Savings & Loans: 0.0%
700		Bankunited Financial Corp.	18,039
130		Fidelity Bankshares, Inc.	4,926
380	@, L	FirstFed Financial Corp.	19,327
			42,292
		Semiconductors: 1.1%
740	@	Actel Corp.	11,485
8,600	@, L	Advanced Micro Devices, Inc.	214,914
85	@, L	Diodes, Inc.	3,182
7,250	@	Freescale Semiconductor, Inc.	224,098
1,841	@, L	Lam Research Corp.	78,776

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
6,550	@	LSI Logic Corp.	$52,728
910	@	MEMC Electronic Materials, Inc.	35,199
1,201		Microchip Technology, Inc.	41,026
12,800	@, L	Micron Technology, Inc.	221,184
6,050		National Semiconductor Corp.	146,955
810	@	Pericom Semiconductor Corp.	7,533
3,000	@@	Shinko Electric Industries	86,743
325	@, L	Varian Semiconductor Equipment Associates, Inc.	11,476
			1,135,299
		Software: 1.9%
281	@	Advent Software, Inc.	9,203
700	@	Altiris, Inc.	15,820
375	@	Ansys, Inc.	17,528
4,100	@	Autodesk, Inc.	142,516
3,750	@	BMC Software, Inc.	99,825
840	@	Captaris, Inc.	4,351
370	@, L	Cerner Corp.	17,042
3,200	@	Citrix Systems, Inc.	98,176
6,300	@	Compuware Corp.	47,880
1,270	@	CSG Systems International	34,188
640	@	Digi International, Inc.	8,486
380	@	Dun & Bradstreet Corp.	26,718
1,280		Fair Isaac Corp.	44,813
240	@	Filenet Corp.	8,386
950		Global Payments, Inc.	36,148
938	@, L	Hyperion Solutions Corp.	31,067
610	@	Mapinfo Corp.	7,564
31,250		Microsoft Corp.	802,813
1,580		MoneyGram International, Inc.	49,612
130	@	MRO Software, Inc.	3,340
600	@@	Nomura Research Institute Ltd.	79,642
13,900	@	Oracle Corp.	217,535
498	@, L	SPSS, Inc.	12,634
1,990	@, L	Sybase, Inc.	45,909
5,228	@, @@	Tele Atlas NV	95,516
			1,956,712
		Telecommunications: 3.9%
10,918	@, @@	Alcatel SA	136,809
200	L	Anixter International, Inc.	10,898
16,050		AT&T, Inc.	499,637
7,300	@, L	Avaya, Inc.	76,285
13,350		BellSouth Corp.	543,612
40,350	@	Cisco Systems, Inc.	887,297
235		Commonwealth Telephone Enterprises, Inc.	8,286
11,300	@@	Deutsche Telekom AG	165,313
950	@	Ditech Communications Corp.	8,370
3,800		Embarq Corp.	179,170
5,960	@@	France Telecom SA	126,785
1,774		Harris Corp.	77,914
21,400		Motorola, Inc.	500,332
18	@@	Nippon Telegraph & Telephone Corp.	90,676
1,800	@@	Orascom Telecom Holding SAE GDR	97,825
678	@, L	Polycom, Inc.	16,130
5,950		Qualcomm, Inc.	224,137
3,685	@, @@	Tandberg Television ASA	50,852
39,000	@@	Telefonaktiebolaget LM Ericsson	130,016
2,700	@@	Telekomunikasi Indonesia Tbk PT ADR	94,473

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 60.3% (continued)
550		Telephone & Data Systems, Inc.	$23,326
340	@	Tollgrade Communications, Inc.	3,111
1,599	@	Utstarcom, Inc.	13,128
52,850	@@	Vodafone Group PLC	114,536
			4,078,918
		Textiles: 0.0%
223	@	Mohawk Industries, Inc.	15,806
			15,806
		Toys/Games/Hobbies: 0.0%
394	@, L	Jakks Pacific, Inc.	6,438
400	@	Lenox Group, Inc.	2,272
			8,710
		Transportation: 0.7%
510		Arkansas Best Corp.	22,517
958		CH Robinson Worldwide, Inc.	43,896
21	@@	East Japan Railway Co.	154,742
720	@	EGL, Inc.	22,010
1,180	L	Expeditors International Washington, Inc.	47,047
1,313	L	Heartland Express, Inc.	21,113
900	@	HUB Group, Inc.	20,970
360	@	Kansas City Southern	9,486
14,000	@@, L	Kawasaki Kisen Kaisha Ltd.	90,742
283		Landstar System, Inc.	12,084
6,139		Norfolk Southern Corp.	262,319
656		Overseas Shipholding Group	43,755
			750,681
		Water: 0.1%
2,316	@@	Veolia Environnement	129,909
			129,909
		Total Common Stock
		(Cost $53,249,730)	62,940,418
PREFERRED STOCK: 0.4%
		Banks: 0.1%
14		DG Funding Trust	149,188
			149,188
		Diversified Financial Services: 0.1%
3,000	P	Merrill Lynch & Co., Inc.	77,040
1,225	P	National Rural Utilities Cooperative Finance Corp.	28,420
			105,460
		Insurance: 0.2%
3,025	@@	Aegon NV	75,565
1,275	@@	Aegon NV - Series 1	32,168
3,575	P	Metlife, Inc.	91,341
			199,074
		Total Preferred Stock
		(Cost $451,486)	453,722

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 4.5%
		Banks: 1.9%
$80,000	@@, L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	$69,716
31,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	33,808
40,000	@@	Bank of Ireland, 5.674%, due 12/29/49	35,337
30,000	@@	Bank of Nova Scotia, 5.625%, due 08/21/85	25,505
10,000	@@	Bank of Scotland, 5.563%, due 11/30/49	8,725
22,000		BankAmerica Capital II, 8.000%, due 12/15/26	22,986
20,000	@@	Barclays Bank PLC, 5.750%, due 12/31/49	17,861
128,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	119,747
50,000	@@	BNP Paribas, 5.185%, due 09/29/49	43,393
24,000		Chase Capital I, 7.670%, due 12/01/26	24,996
41,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	39,107
30,000	@@	Den Norske Bank ASA, 5.563%, due 08/29/49	25,500
10,000	@@	DEN Norske Creditbank, 5.688%, due 11/29/49	8,615
45,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	52,790
110,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	107,379
120,000	@@	HSBC Bank PLC, 5.663%, due 06/29/49	101,700
60,000	@@	HSBC Bank PLC, 5.875%, due 06/29/49	51,600
200,000	@@	KAUP Bank, 6.600%, due 12/28/15	188,370
80,000	@@	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	69,462
10,000	@@	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	8,883
70,000		M&I Capital Trust A, 7.650%, due 12/01/26	72,780
48,000		Mellon Capital I, 7.720%, due 12/01/26	50,034
35,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	37,062
50,000	@@	National Australia Bank Ltd., 5.400%, due 10/29/49	43,446
10,000	@@	National Westminster Bank PLC, 5.563%, due 11/29/49	8,576
50,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	48,537
21,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	20,028
13,000		RBS Capital Trust I, 5.512%, due 09/30/49	12,537
58,000	@@, #	Resona Bank Ltd., 5.850%, due 09/29/49	56,397
130,000	@@	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	112,900
40,000	@@	Societe Generale, 5.395%, due 11/29/49	34,603
150,000	@@	Standard Chartered PLC, 5.550%, due 11/29/49	125,250
100,000	@@	Standard Chartered PLC, 5.555%, due 07/29/49	82,250
20,000	@@	Standard Chartered PLC, 5.730%, due 01/29/49	16,400
39,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	40,776
26,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	25,910
30,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	25,708
65,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	60,463
74,000	@@, #	Woori Bank, 6.125%, due 05/03/16	74,972
			2,004,109
		Beverages: 0.1%
60,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	69,300
			69,300
		Chemicals: 0.0%
20,000		Stauffer Chemical, 5.580%, due 04/15/10	16,429
20,000		Stauffer Chemical, 5.910%, due 04/15/18	10,262
30,000		Stauffer Chemical, 7.780%, due 04/15/17	16,320
			43,011
		Commercial Services: 0.1%
100,000		Tulane University of Louisiana, 6.205%, due 11/15/12	100,875
			100,875

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 4.5% (continued)
		Diversified Financial Services: 1.1%
127,000	@@, #	Aiful Corp., 4.450%, due 02/16/10	$120,694
84,823	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	83,338
58,000		Citigroup Capital II, 7.750%, due 12/01/36	60,133
93,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	97,012
25,000	@@	Financiere CSFB NV, 5.625%, due 03/29/49	21,375
51,000		Fund American Cos., Inc., 5.875%, due 05/15/13	50,138
59,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	74,668
48,000	L	JPM Capital Trust I, 7.540%, due 01/15/27	49,827
54,000		JPM Capital Trust II, 7.950%, due 02/01/27	56,378
97,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	92,757
33,000	@@	Paribas, 5.563%, due 12/31/49	29,061
32,000	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	31,567
43,034	@@, #	Petroleum Export Ltd., 5.265%, due 06/15/11	42,295
107,483	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	108,625
102,000	@@, #	Preferred Term Securities Ltd./Preferred Term Securities, Inc., 5.829%, due 03/23/35	102,255
374,262	#	Toll Road Investors Partnership II LP, 17.830%, due 02/15/45	47,022
56,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	59,229
			1,126,374
		Electric: 0.2%
71,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	81,583
21,000		FirstEnergy Corp., 6.450%, due 11/15/11	21,804
28,268	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	28,471
14,070		PPL Montana, LLC, 8.903%, due 07/02/20	15,632
70,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	73,363
			220,853
		Home Builders: 0.0%
50,000		D.R. Horton, Inc., 5.625%, due 09/15/14	46,955
			46,955
		Insurance: 0.1%
28,000	#	Liberty Mutual Group, Inc., 7.500%, due 08/15/36	29,007
91,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	96,129
			125,136
		Media: 0.0%
33,000	#	Viacom, Inc., 5.750%, due 04/30/11	32,761
			32,761
		Mining: 0.0%
34,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	39,321
			39,321
		Oil & Gas: 0.3%
41,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	38,711
10,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	10,544
24,000	@@, #, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	23,598
94,000	@@, #	Pemex Project Funding Master Trust, 6.690%, due 06/15/10	96,397
46,000	@@, #	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	44,518
79,000	@@	Transocean, Inc., 5.591%, due 09/05/08	79,027
			292,795
		Pipelines: 0.1%
143,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	140,362
			140,362
		Real Estate: 0.2%
99,000		Duke Realty LP, 5.950%, due 02/15/17	99,851

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 4.5% (continued)
56,000		EOP Operating LP, 7.750%, due 11/15/07	$57,416
			157,267
		Real Estate Investment Trusts: 0.1%
15,000		Liberty Property LP, 6.375%, due 08/15/12	15,612
55,000		Liberty Property LP, 7.750%, due 04/15/09	57,868
52,000		Simon Property Group LP, 4.875%, due 03/18/10	51,070
			124,550
		Retail: 0.1%
55,000		May Department Stores Co., 3.950%, due 07/15/07	54,210
			54,210
		Savings & Loans: 0.1%
46,000		Great Western Financial, 8.206%, due 02/01/27	48,284
			48,284
		Telecommunications: 0.1%
24,000	@@	Telecom Italia Capital SA, 7.200%, due 07/18/36	25,144
75,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	76,824
			101,968
		Total Corporate Bonds/Notes
		(Cost $4,772,789)	4,728,131
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.4%
		Agency Collateral CMO: 1.3%
196,836	S	4.500%, due 12/15/16	192,898
159,011	S	5.000%, due 08/15/16	156,069
217,000	S	5.000%, due 05/15/20	209,957
479,577	S	5.500%, due 11/15/18	480,623
191,310	S	6.000%, due 01/15/29	194,633
133,834	S	6.000%, due 04/25/31	136,716
			1,370,896
		Federal Government Loan Mortgage Corporation: 1.0%
40,000	W	5.500%, due 09/15/19	39,838
403,000	W	5.500%, due 09/13/36	395,822
433,000		5.750%, due 05/11/11	433,400
67,999	S	6.000%, due 01/01/29	68,515
39,561	S	7.000%, due 11/01/31	40,738
44,702	S	7.000%, due 03/01/32	46,024
			1,024,337
		Federal Home Loan Bank: 0.5%
385,000	L	5.125%, due 06/18/08	385,454
65,000		5.375%, due 08/19/11	65,987
65,000		5.500%, due 07/15/36	67,383
50,000		5.550%, due 08/24/07	50,022
			568,846
		Federal Home Loan Mortgage Corporation: 0.7%
128,000		4.000%, due 08/17/07	126,512
257,000		4.875%, due 02/17/09	256,336
100,000	L	5.125%, due 04/18/08	100,087
100,000		5.400%, due 10/10/08	100,005
106,000	S	5.750%, due 06/27/16	109,691
81,000		5.875%, due 03/21/11	83,221
			775,852

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.4% (continued)
		Federal National Mortgage Association: 5.2%
64,000		4.250%, due 09/15/07	$63,370
250,000	W	4.500%, due 09/15/18	240,313
39,000	W	4.500%, due 09/15/35	36,319
128,000		4.750%, due 08/10/07	127,405
99,286	S	4.807%, due 08/01/35	97,537
24,000	W	5.000%, due 09/15/18	23,505
3,107,000	W	5.000%, due 10/15/33	2,975,922
258,000		5.250%, due 08/01/12	258,204
100,000	L	5.250%, due 09/15/16	101,362
120,781	S	5.500%, due 02/01/18	120,387
62,000	W	5.500%, due 09/15/20	61,787
152,078	S	5.500%, due 11/01/33	149,833
354,000	W	5.500%, due 10/15/35	347,252
40,792	S	6.000%, due 10/01/08	40,739
139,777	S	6.000%, due 08/01/16	141,519
259,000	W	6.000%, due 09/15/33	259,324
24,337	S	6.500%, due 02/01/28	24,855
38,631	S	6.500%, due 02/01/31	39,379
15,586	S	6.500%, due 12/01/33	15,863
60,719	S	7.000%, due 02/01/31	62,551
107,192	S	7.000%, due 08/01/31	110,324
38,604	S	7.000%, due 10/01/31	39,732
3,687	S	7.000%, due 08/01/35	3,787
34,398	S	7.500%, due 09/01/31	35,592
			5,376,861
		Federal Farm Credit Banks: 0.1%
97,000		5.375%, due 07/18/11	98,489
			98,489
		Government National Mortgage Association: 0.2%
103,000		5.625%, due 06/13/16	105,340
45,252	S	6.500%, due 10/15/31	46,335
22,083	S	6.500%, due 01/15/32	22,601
8,634	S	7.000%, due 01/15/28	8,911
			183,187
		Whole Loan Collateral CMO: 0.4%
429,805	S	5.629%, due 01/25/36	423,091
			423,091
		Total U.S. Government Agency Obligations
		(Cost $9,818,632)	9,821,559
U.S. TREASURY OBLIGATIONS: 4.9%
		U.S. Treasury Bonds: 1.5%
404,000	L	4.500%, due 02/15/36	380,360
474,000	L	4.875%, due 08/15/16	479,518
32,000	L	5.125%, due 05/15/16	32,919
232,000	L	6.000%, due 02/15/26	262,106
333,000	L	6.250%, due 08/15/23	381,936
			1,536,839
		U.S. Treasury Inflation-Indexed Bonds: 0.8%
200,000	L	2.000%, due 01/15/16	200,231
626,000	L	2.375%, due 04/15/11	642,716
			842,947

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 4.9% (continued)
		U.S. Treasury Notes: 2.6%
280,000	L	4.875%, due 08/15/09	$281,356
2,217,000	L	4.875%, due 07/31/11	2,234,149
190,000	L	5.000%, due 07/31/08	190,742
			2,706,247
		Total U.S. Treasury Obligations
		(Cost $5,024,878)	5,086,033
ASSET - BACKED SECURITIES: 0.8%
		Automobile Asset - Backed Securities: 0.3%
13,000	S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	12,839
10,000	S	AmeriCredit Automobile Receivables Trust, 5.610%, due 03/08/10	10,023
24,000	S	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	23,932
25,000	S	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	24,966
9,000	S	Daimler Chrysler Auto Trust, 5.010%, due 01/08/11	8,984
24,000	S	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	23,461
63,000	S	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	63,226
39,000	S	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	38,529
12,000	S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	11,930
70,589	S	USAA Auto Owner Trust, 2.040%, due 02/16/10	70,337
9,000	S	USAA Auto Owner Trust, 5.010%, due 09/15/10	8,985
			297,212
		Credit Card Asset - Backed Securities: 0.3%
50,000	S	Bank One Issuance Trust, 4.540%, due 09/15/10	49,421
47,000	S	Capital One Master Trust, 4.900%, due 03/15/10	46,899
64,000	S	Capital One Master Trust, 6.310%, due 06/15/11	65,172
61,000	S	Capital One Multi-Asset Execution Trust, 4.050%, due 02/15/11	60,004
58,000	S	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	58,732
15,000	S	MBNA Master Credit Card Trust, 5.900%, due 08/15/11	15,304
			295,532
		Home Equity Asset - Backed Securities: 0.0%
26,000	S	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	25,427
			25,427
		Other Asset - Backed Securities: 0.2%
3,000	S	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	3,000
83,990	S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	82,718
19,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	18,773
88,000		Countrywide Asset-Backed Certificates, 5.683%, due 10/25/36	88,202
25,000	S	Equity One ABS, Inc., 5.050%, due 09/25/33	24,619
25,000	+, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	25,008
14,000	S	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	13,843
			256,163
		Total Asset-Backed Securities
		(Cost $880,134)	874,334
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.9%
		Commercial Mortgage - Backed Securities: 1.6%
34,000	S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	32,851
10,000	S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	9,812
23,000	S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,646

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.9% (continued)
80,000	S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	$79,103
57,000	S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	56,377
90,000	S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	87,758
40,000	S	Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	40,444
10,000	S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,397
10,000	S	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	9,832
43,000	S	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	41,966
3,000	S	Credit Suisse First Boston Mortgage Securities Corp., 7.776%, due 04/15/62	3,250
185,000	S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	187,900
445,000	S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	465,597
6,967	S	Ge Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	6,996
43,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	41,741
31,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	30,049
10,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	10,230
10,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	10,267
22,000	S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	21,261
20,000	S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	19,430
50,000	S	Morgan Stanley Capital I, 4.827%, due 06/12/47	48,873
140,000	S	Morgan Stanley Capital I, 5.007%, due 01/14/42	137,927
80,000	S	Morgan Stanley Capital I, 5.490%, due 07/12/44	80,714
80,000	S	Morgan Stanley Capital I, 5.914%, due 08/12/41	81,766
91,325	S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	87,918
10,000	S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	9,986
			1,635,091
		Whole Loan Collateral CMO: 2.3%
45,971	S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	45,497
41,853	S	Banc of America Mortgage Securities, 5.500%, due 11/25/33	40,856
109,803	S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	110,827
157,249	S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	154,744
145,235	S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	144,724
78,010	S	GMAC Mortgage Corp. Loan Trust, 4.603%, due 10/19/33	75,108
30,295	#	GSMPS Mortgage Loan Trust, 5.674%, due 01/25/35	30,429
118,263	S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	118,047
359,557	S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	350,343
895,547	S	MASTR Reperforming Loan Trust, 5.684%, due 07/25/35	892,188
58,623	S	Thornburg Mortgage Securities Trust, 5.694%, due 09/25/34	58,957
204,764	S	Wamu Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	205,055
215,413	S	Wells Fargo Mortgage - Backed Securities Trust, 5.388%, due 08/25/35	211,932
			2,438,707
		Total Collateralized Mortgage Obligations
		(Cost $4,136,926)	4,073,798
MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
40,000		City of San Diego, 7.125%, due 06/01/32	41,148
120,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	124,202
			165,350
		Total Munincipal Bonds
		(Cost $160,760)	165,350
OTHER BOND: 0.0%
		Multi-National: 0.0%
32,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	30,793
		Total Other Bond
		(Cost $31,698)	30,793

		Total Long-Term Investments
		(Cost $78,527,033)	88,174,138

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 29.2%
	Repurchase Agreement: 19.7%
20,559,000	Goldman Sachs Repurchase Agreement dated 08/31/06, 5.260%, due 09/01/06, $20,562,004 to be received upon repurchase (Collateralized by $20,232,000 U.S. Treasury, 6.000%, Market Value plus accrued interest $20,970,846, due 08/15/09).		$20,559,000
	Total Repurchase Agreement
	(Cost $20,559,000)		20,559,000
	Securities Lending Collateralcc: 9.5%
9,956,940	The Bank of New York Institutional Cash Reserve Fund		9,956,940
	Total Securities Lending Collateral
	(Cost $9,956,940)		9,956,940
	Total Short-Term Investments
	(Cost $30,515,940)		30,515,940
	Total Investments in Securities
	(Cost $109,042,973)*	113.6%	$118,690,078
	Other Assets and Liabilities - Net	(13.6)	(14,257,259)
	Net Assets	100.0%	$104,432,819

@	Non-income producing security
@@	Foreign Issuer
ABS	Automated Bond System
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
*	Cost for federal income tax purposes is $110,005,951.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,937,179
	Gross Unrealized Depreciation	(1,253,052)
	Net Unrealized Appreciation	$8,684,127

Information concerning open futures contracts at August 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 E-Mini Future	4	$261,120	09/15/2006	$1,610
U.S. 10 Year Treasury Note Future	19	2,040,125	12/19/2006	4,845
U.S. 2 Year Treasury Note Future	23	4,699,906	12/29/2006	4,787
		$7,001,151		$11,242

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2006 (Unaudited) (continued)

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

U.S. 5 Year Treasury Note Future	6	$(630,656)	12/29/2006	$(1,108)
U.S. Long Bond Future	15	(1,665,938)	12/19/2006	(4,529)
		$(2,296,594)		$(5,636)

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 27, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 27, 2006